                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-07238
---------------------------------------------


                            SUNAMERICA SERIES TRUST
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


1 SunAmerica Center, Los Angeles, CA                         90067-6022
-----------------------------------------------------------------------
(Address of principal executive offices)                     (Zip code)


                                Vincent M. Marra
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
-----------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (201) 324-6464
                                                    -------------------


Date of fiscal year end: December 31
                         -------------------------


Date of reporting period: December 31, 2006
                          ------------------------

Item 1. Reports to Stockholders

This filing is on behalf of four of the thirty-five Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the four Master Funds of the American Funds Insurance Series(R).

                            SUNAMERICA SERIES TRUST

                      ------------------------------------
                                 ANNUAL REPORT

                               DECEMBER 31, 2006

              TABLE OF CONTENTS

                        SHAREHOLDER LETTER..........................................     1
                        EXPENSE EXAMPLE.............................................     2
                        AMERICAN FUNDS GROWTH SAST PORTFOLIO........................     4
                        AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO.................     6
                        AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO.................     8
                        AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO..............    10
                        STATEMENT OF ASSETS AND LIABILITIES.........................    12
                        STATEMENT OF OPERATIONS.....................................    13
                        STATEMENT OF CHANGES IN NET ASSETS..........................    14
                        NOTES TO FINANCIAL STATEMENTS...............................    15
                        FINANCIAL HIGHLIGHTS........................................    20
                        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....    21
                        APPROVAL OF ADVISORY AGREEMENTS.............................    22
                        TRUSTEES AND OFFICERS INFORMATION...........................    24

---------------------

                DEAR SUNAMERICA SERIES TRUST INVESTOR:

                  We are pleased to present the annual report for the SunAmerica
                Series Trust, one of the underlying trusts for the variable products issued by our life companies. The report provides information about all of the portfolios in your variable contract with the exception of those that may be a part of the separate Anchor Series Trust, American Fund Insurance Series, Van Kampen Trust, WM Variable Trust, Lord Abbett Series Fund, BB&T Variable Insurance Funds and the Columbia Variable Insurance Trusts. Investors in those portfolios will receive separate and complete reports.

                  This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2007. The report may also contain information on portfolios not currently available in your variable contract.

                  If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1 - 800 - 445 - SUN2.

                  Thank you for the confidence you place in us with your
                retirement assets, and we look forward to reporting to you once again in six months.

                Sincerely,

                /s/ JAY S. WINTROB

                Jay S. Wintrob
                Chief Executive Officer
                AIG SunAmerica Life Assurance Company
                First SunAmerica Life Insurance Company

                March 7, 2007

                ----------------------------------

                Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable product. Annuity products are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE                                            DECEMBER 31, 2006
                                                                     (unaudited)
                DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

                  As a shareholder of a Portfolio in the SunAmerica Series Trust
                (the "Trust"), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at September 1, 2006 and held until December 31, 2006. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

                ACTUAL EXPENSES

                  The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Period Ended December 31, 2006" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Period Ended December 31, 2006" column and the "Expense Ratio as of December 31, 2006" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Period Ended December 31, 2006"would have been higher and the "Ending Account Value" would have been lower.

                HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

                  The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. However, in doing so, bear in mind that the amounts are based on the Portfolios' four months of operations, whereas other funds report on the basis of full semiannual periods. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Period Ended December 31, 2006" column and the "Expense Ratio as of December 31, 2006" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Period Ended December 31, 2006"would have been higher and the "Ending Account Value" would have been lower.

                  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

---------------------

SUNAMERICA SERIES TRUST
EXPENSE EXAMPLE -- (CONTINUED)                                 DECEMBER 31, 2006
                                                                     (unaudited)

                                             ACTUAL                                       HYPOTHETICAL
                         ----------------------------------------------   ---------------------------------------------
                                                                                       ENDING ACCOUNT
                                            ENDING                                      VALUE USING A    EXPENSES PAID
                          BEGINNING      ACCOUNT VALUE    EXPENSES PAID   BEGINNING    HYPOTHETICAL 5%     DURING THE
                           ACCOUNT       USING ACTUAL      DURING THE      ACCOUNT         ASSUMED         SIX MONTHS
                           VALUE AT        RETURN AT      PERIOD ENDED     VALUE AT       RETURN AT          ENDED
                         SEPTEMBER 1,    DECEMBER 31,     DECEMBER 31,     JULY 1,      DECEMBER 31,      DECEMBER 31,
PORTFOLIO                   2006+            2006             2006*          2006           2006             2006*
-----------------------------------------------------------------------------------------------------------------------
American Funds Growth SAST Portfolio@
  Class 3..............   $1,000.00        $1,066.00          $2.40       $1,000.00       $1,021.68          $3.57
American Funds Global Growth SAST Portfolio@
  Class 3..............   $1,000.00        $1,090.00          $2.42       $1,000.00       $1,021.68          $3.57
American Funds Growth-Income SAST Portfolio@
  Class 3..............   $1,000.00        $1,078.00          $2.41       $1,000.00       $1,021.68          $3.57
American Funds Asset Allocation SAST Portfolio@
  Class 3..............   $1,000.00        $1,056.00          $2.39       $1,000.00       $1,021.68          $3.57

                          HYPOTHETICAL
                         --------------

                         EXPENSE RATIO
                             AS OF
                          DECEMBER 31,
PORTFOLIO                    2006*
-----------------------
American Funds Growth S
  Class 3..............       0.70%
American Funds Global G
  Class 3..............       0.70%
American Funds Growth-I
  Class 3..............       0.70%
American Funds Asset Al
  Class 3..............       0.70%

---------------

+   Commencement of investment operations.

* Actual expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 122 days divided by 365. Hypothetical expenses are multiplied by 184 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value"would have been lower and the "Actual/Hypothetical Expenses Paid During the Period Ended December 31, 2006" and "Expense Ratios" would have been higher.

@ Does not include the expenses of the underlying funds that the Portfolios bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AMERICAN FUNDS GROWTH SAST PORTFOLIO
                                          PORTFOLIO PROFILE -- DECEMBER 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Investment Companies..........................  102.1%
                                                      =====

    -------------------

      *    Calculated as a percentage of net assets.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AMERICAN FUNDS GROWTH SAST PORTFOLIO
                                   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006

                                                                                                  VALUE
                       INVESTMENT COMPANIES -- 102.1%                                SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       American Funds Insurance Series(R) -- Growth Fund, Class
                         1.........................................................   25,459   $1,642,392

                       TOTAL INVESTMENTS
                         (cost $1,629,221)@                                  102.1%                 1,642,392
                       Liabilities in excess of other assets --               (2.1)                   (33,993)
                                                                             ------                -----------
                       NET ASSETS --                                         100.0%                $1,608,399
                                                                             ======                ===========

              -----------------------------
              @ See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO
                                          PORTFOLIO PROFILE -- DECEMBER 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Investment Companies..........................  101.6%
                                                      =====

    -------------------

      *    Calculated as a percentage of net assets.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO
                                   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006

                                                                                                  VALUE
                       INVESTMENT COMPANIES -- 101.6%                                SHARES     (NOTE 2)
                       -----------------------------------------------------------------------------------
                       American Funds Insurance Series(R) -- Global Growth Fund,
                         Class 1+..................................................   91,561   $2,146,179

                       TOTAL INVESTMENTS
                         (cost $2,088,768)@                                  101.6%                $2,146,179
                       Liabilities in excess of other assets --               (1.6)                   (33,532)
                                                                             ------                -----------
                       NET ASSETS --                                         100.0%                $2,112,647
                                                                             ======                ===========

              -----------------------------
              + Non-income producing security.

              @ See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO
                                          PORTFOLIO PROFILE -- DECEMBER 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Investment Companies..........................  102.0%
                                                      =====

    -------------------

      *    Calculated as a percentage of net assets.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO
                                   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006

                                                                                                 VALUE
                       INVESTMENT COMPANIES -- 102.0%                                SHARES    (NOTE 2)
                       ----------------------------------------------------------------------------------
                       American Funds Insurance Series(R) -- Growth-Income Fund,
                         Class 1...................................................  41,016   $1,740,307

                       TOTAL INVESTMENTS --
                         (cost $1,731,840)@                               102.0%                    1,740,307
                       Liabilities in excess of other assets --            (2.0)                      (33,462)
                                                                          ------                   -----------
                       NET ASSETS --                                      100.0%                   $1,706,845
                                                                          ======                   ===========

              -----------------------------
              @ See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO
                                          PORTFOLIO PROFILE -- DECEMBER 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Investment Companies..........................  105.4%
                                                      =====

    -------------------

      *    Calculated as a percentage of net assets.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO
                                   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006

                                                                                                VALUE
                       INVESTMENT COMPANIES -- 105.4%                                SHARES   (NOTE 2)
                       --------------------------------------------------------------------------------
                       American Funds Insurance Series(R) -- Asset Allocation Fund,
                         Class 1...................................................  34,651   $635,495

                       TOTAL INVESTMENTS --
                         (cost $629,214)@                                   105.4%                    635,495
                       Liabilities in excess of other assets --              (5.4)                    (32,492)
                                                                            ------                   ---------
                       NET ASSETS --                                        100.0%                   $603,003
                                                                            ======                   =========

              -----------------------------
              @ See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    DECEMBER 31, 2006

                                   AMERICAN FUNDS     AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS
                                    GROWTH SAST     GLOBAL GROWTH SAST   GROWTH-INCOME SAST   ASSET ALLOCATION SAST
                                     PORTFOLIO          PORTFOLIO            PORTFOLIO              PORTFOLIO
   ----------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment
     securities, at value
     (unaffiliated)*.............    $1,642,392         $2,146,179           $1,740,307             $635,495
                                   --------------------------------------------------------------------------------
   Total investments.............     1,642,392          2,146,179            1,740,307              635,495
                                   --------------------------------------------------------------------------------
   Receivable for:
     Fund shares sold............        69,932            126,417               82,655               53,442
   Due from investment adviser
     for expense
     reimbursements/fee
     waivers.....................        12,301             12,269               12,133               11,714
                                   --------------------------------------------------------------------------------
   Total assets..................     1,724,625          2,284,865            1,835,095              700,651
                                   --------------------------------------------------------------------------------
   LIABILITIES:
   Payable for:
     Fund shares redeemed........           498              9,840               16,463                   65
     Investments purchased.......        69,256            116,401               66,016               53,201
     Investment advisory and
       management fees...........         1,243              1,761                1,235                  525
     Service fees-Class 3........           230                291                  240                   75
     Trustees' fees and
       expenses..................           972                483                  607                  364
     Other accrued expenses......        44,027             43,442               43,689               43,418
                                   --------------------------------------------------------------------------------
   Total liabilities.............       116,226            172,218              128,250               97,648
                                   --------------------------------------------------------------------------------
   Net assets....................    $1,608,399         $2,112,647           $1,706,845             $603,003
                                   ================================================================================
   NET ASSETS REPRESENTED BY:
   Capital paid-in...............     1,586,865          2,055,236            1,683,115              591,425
   Accumulated undistributed net
     investment income (loss)....         7,478                 --               14,214                5,237
   Accumulated undistributed net
     realized gain (loss) on
     investments and capital gain
     distributions received from
     underlying funds............           885                 --                1,049                   60
   Unrealized appreciation
     (depreciation) on
     investments.................        13,171             57,411                8,467                6,281
                                   --------------------------------------------------------------------------------
   Net assets....................    $1,608,399         $2,112,647           $1,706,845             $603,003
                                   ================================================================================
     Class 3 (unlimited shares
       authorized):
     Net assets..................    $1,608,399         $2,112,647           $1,706,845             $603,003
     Shares of beneficial
       interest issued and
       outstanding...............       150,919            193,792              158,351               57,123
     Net asset value, offering
       and redemption price per
       share.....................    $    10.66         $    10.90           $    10.78             $  10.56
                                   ================================================================================
   ---------------
   * Cost
       Long-term investment
         securities
         (unaffiliated)..........    $1,629,221         $2,088,768           $1,731,840             $629,214
                                   ================================================================================

    See Notes To Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE PERIOD ENDED DECEMBER 31, 2006


                                            AMERICAN FUNDS     AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS
                                             GROWTH SAST     GLOBAL GROWTH SAST   GROWTH-INCOME SAST   ASSET ALLOCATION SAST
                                              PORTFOLIO*         PORTFOLIO*           PORTFOLIO*            PORTFOLIO*
   -------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividends (unaffiliated).............     $  8,650           $     --             $ 15,364              $  5,751
     Interest (unaffiliated)..............           20                 20                   20                    20
                                            --------------------------------------------------------------------------------
         Total investment income..........        8,670                 20               15,384                 5,771
                                            --------------------------------------------------------------------------------
   EXPENSES:
   Investment advisory and management
     fees.................................        1,447              2,008                1,422                   649
   Service fees:
       Class 3............................          426                528                  418                   191
   Custodian and accounting fees..........        5,978              5,978                5,978                 5,978
   Reports to shareholders................       15,494             15,494               15,494                15,494
   Audit and tax fees.....................       19,032             19,032               19,032                19,032
   Legal fees.............................        3,294              3,294                3,294                 3,294
   Trustees' fees and expenses............          976                488                  610                   366
   Other expenses.........................        2,195              1,708                1,829                 1,463
                                            --------------------------------------------------------------------------------
         Total expenses before fee waivers
            and expense reimbursements....       48,842             48,530               48,077                46,467
                                            --------------------------------------------------------------------------------
         Net fees waived and expenses
            reimbursed by investment
            adviser (Note 4)..............      (47,650)           (47,051)             (46,907)              (45,933)
                                            --------------------------------------------------------------------------------
         Net expenses.....................        1,192              1,479                1,170                   534
                                            --------------------------------------------------------------------------------
   Net investment income (loss)...........        7,478             (1,459)              14,214                 5,237
                                            --------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS:
     Net realized gain (loss) on
       investments (unaffiliated).........          885                896                1,049                    60
                                            --------------------------------------------------------------------------------
     Net change in unrealized appreciation
       (depreciation) on investments
       (unaffiliated).....................       13,171             57,411                8,467                 6,281
                                            --------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
     on investments.......................       14,056             58,307                9,516                 6,341
                                            --------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS............     $ 21,534           $ 56,848             $ 23,730              $ 11,578
                                            ================================================================================
   ---------------
   * For the period September 1, 2006 (commencement of operations) through December 31, 2006 (See Note 1).

    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS


                                   AMERICAN FUNDS   AMERICAN FUNDS    AMERICAN FUNDS     AMERICAN FUNDS
                                    GROWTH SAST      GLOBAL GROWTH     GROWTH-INCOME    ASSET ALLOCATION
                                   ---------------------------------------------------------------------
                                     PORTFOLIO*     SAST PORTFOLIO*   SAST PORTFOLIO*   SAST PORTFOLIO*
                                   FOR THE PERIOD   FOR THE PERIOD    FOR THE PERIOD     FOR THE PERIOD
                                        FROM             FROM              FROM               FROM
                                    SEPTEMBER 1,     SEPTEMBER 1,      SEPTEMBER 1,       SEPTEMBER 1,
                                    2006 THROUGH     2006 THROUGH      2006 THROUGH       2006 THROUGH
                                    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                        2006             2006              2006               2006
   -----------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income
     (loss)......................    $    7,478       $   (1,459)       $   14,214         $  5,237
   Net realized gain (loss) on
     investments.................           885              896             1,049               60
   Net unrealized gain (loss) on
     investments.................        13,171           57,411             8,467            6,281
                                   ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations..................        21,534           56,848            23,730           11,578
                                   ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from
     capital share transactions
     (Note 6)....................     1,586,865        2,055,799         1,683,115          591,425
                                   ---------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..................     1,608,399        2,112,647         1,706,845          603,003
   NET ASSETS:
   Beginning of period...........            --               --                --               --
                                   ---------------------------------------------------------------------
   End of period+................    $1,608,399       $2,112,647        $1,706,845         $603,003
                                   =====================================================================
   ---------------
   + Includes accumulated
     undistributed net investment
     income (loss)...............    $    7,478       $       --        $   14,214         $  5,237
                                   =====================================================================
   * See Note 1

    See Notes To Financial Statements

---------------------

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust (the "Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, four of which are included in this Annual Report: American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the "Portfolios" and are presented herein).

  Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation and First SunAmerica Life Insurance Company, a New York corporation. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

  American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate in the manner of a "Fund of Funds", investing in shares of an underlying mutual fund ("underlying fund" and/or "Master Fund").

  Each Master Fund is a portfolio offered by American Funds Insurance Series(R) ("American Funds(R)"), a registered open-end investment company. Each Portfolio's corresponding Master Fund is listed below:

TRUST FEEDER FUNDS                                                         AMERICAN FUNDS MASTER FUNDS
---------------------------------------------------------   ---------------------------------------------------------
American Funds Growth SAST Portfolio                        American Funds(R) Growth Fund
American Funds Global Growth SAST Portfolio                 American Funds(R) Global Growth Fund
American Funds Growth-Income SAST Portfolio                 American Funds(R) Growth-Income Fund
American Funds Asset Allocation SAST Portfolio              American Funds(R) Asset Allocation Fund

  The underlying fund's accounting policies are outlined in the underlying funds' financial statements, available at U.S. Securities and Exchange Commission ("SEC") Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

  The investment goals for the Portfolios included in this report are as follows:

The AMERICAN FUNDS GROWTH SAST PORTFOLIO attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Growth Fund ("the Master Growth Fund"), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Global Growth Fund ("the Master Global Growth Fund"), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks of companies located around the world, including companies located in emerging markets.

The AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Growth-Income Fund ("the Master Growth-Income Fund"), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks in other securities that demonstrate the potential for appreciation and/or dividends.

The AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long-term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Asset Allocation Fund ("the Master Asset Allocation Fund"), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of equity securities, bonds and other fixed-income securities.

                                                           ---------------------

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements:

SECURITY VALUATION:

  The net asset value ("NAV") of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

MASTER FUNDS

  Each Master Fund is a series of American Funds(R). All portfolio securities of these funds managed by Capital Research and Management Company ("Capital Research") are valued, and the NAV per share for each share class are determined, as follows:

  Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

  Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

  Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each fund's shares into U.S. dollars at the prevailing market rates.

  Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the Master Funds Board. Subject to the Master Funds Board's oversight, the Master Funds Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the Series' investment adviser. The Master Funds Board receives regular reports describing fair-valued securities and the valuation methods used.

  The Valuation Committee has adopted guidelines and procedures (consistent with Securities and Exchange Commission ("SEC") rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what a fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined), which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

  Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred
---------------------
on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income and capital gain distributions, if any, are paid annually.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss), and net assets are not affected by these reclassifications.

  On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, registered investment companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

  In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the Trust does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

  The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

3. FEDERAL INCOME TAXES: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

                                                               FOR THE PERIOD ENDED DECEMBER 31, 2006
                                                ---------------------------------------------------------------------
                                                            DISTRIBUTABLE EARNINGS                TAX DISTRIBUTIONS
                                                ----------------------------------------------   --------------------
                                                            LONG-TERM GAINS/     UNREALIZED                 LONG-TERM
                                                ORDINARY      CAPITAL AND       APPRECIATION     ORDINARY    CAPITAL
                  PORTFOLIO                      INCOME       OTHER LOSSES     (DEPRECIATION)     INCOME      GAINS
---------------------------------------------------------------------------------------------------------------------
American Funds Growth SAST Portfolio..........  $   8,373        $  --             $13,161        $  --       $  --
American Funds Global Growth SAST Portfolio...         --           --              57,411           --          --
American Funds Growth-Income SAST Portfolio...     15,263           --               8,467           --          --
American Funds Asset Allocation SAST
  Portfolio...................................      5,297           --               6,281           --          --

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                                           AS OF DECEMBER 31, 2006
                                                          ----------------------------------------------------------
                                                          AGGREGATE     AGGREGATE
                                                          UNREALIZED    UNREALIZED      GAIN/(LOSS)        COST OF
PORTFOLIO                                                    GAIN          LOSS             NET          INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
American Funds Growth SAST Portfolio....................   $13,161        $  --           $13,161        $1,629,231
American Funds Global Growth SAST Portfolio.............    57,411           --            57,411         2,088,768
American Funds Growth-Income SAST Portfolio.............     8,467           --             8,467         1,731,840
American Funds Asset Allocation SAST Portfolio..........     6,281           --             6,281           629,214

For the period ended December 31, 2006, American Funds Global Growth SAST Portfolio's permanent reclassifications were made to increase accumulated net investment income by $1,459 with an offsetting adjustment to additional paid-in capital and accumulated realized gain in the amount of $(563) and $(896), respectively. The reclassifications arising from book/tax differences were primarily due to net operating losses.
                                                           ---------------------

4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, AND SERVICE PLAN (12b-1
PLAN): Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, manages the investment fund and business affairs of the Master Funds. AIG SunAmerica Asset Management Corp. ("AIG SAAMCo" or the "Adviser"), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with AIG SAAMCo to handle the Trust's day-to-day affairs. The Agreement provides that AIG SAAMCo shall manage the Trust's investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. AIG SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term "Assets", as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays AIG SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's Assets:

                                                              MANAGEMENT
                         PORTFOLIO                               FEES
------------------------------------------------------------------------
American Funds Growth SAST Portfolio........................    0.85%
American Funds Global Growth SAST Portfolio.................    0.95%
American Funds Growth-Income SAST Portfolio.................    0.85%
American Funds Asset Allocation SAST Portfolio..............    0.85%

  AIG SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.60%, 0.70%, 0.60%, and 0.60% for American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

  For the period ended December 31, 2006, AIG SAAMCo has agreed to waive advisory fees as follows:

PORTFOLIO                                                     AMOUNT
--------------------------------------------------------------------
American Funds Growth SAST Portfolio........................  $1,021
American Funds Global Growth SAST Portfolio.................   1,480
American Funds Growth-Income SAST Portfolio.................   1,004
American Funds Asset Allocation SAST Portfolio..............     458

  The Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios' average net assets:

PORTFOLIO                                                     CLASS 3
---------------------------------------------------------------------
American Funds Growth SAST Portfolio........................    0.70%
American Funds Global Growth SAST Portfolio.................    0.70
American Funds Growth-Income SAST Portfolio.................    0.70
American Funds Asset Allocation SAST Portfolio..............    0.70

  The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations. Expenses in the Portfolio's Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds.

  For the period ended December 31, 2006, AIG SAAMCo has agreed to reimburse expenses as follows:

PORTFOLIO                                                       AMOUNT
-----------------------------------------------------------------------
American Funds Growth SAST Portfolio........................    $46,629
American Funds Global Growth SAST Portfolio.................     45,571
American Funds Growth-Income SAST Portfolio.................     45,903
American Funds Asset Allocation SAST Portfolio..............     45,475

  Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.25% of the average daily net assets of Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 3 shares. Accordingly, for the period ended December 31, 2006, service fees were paid (see Statement of Operations) based on the aforementioned rate.
---------------------

5. PURCHASES AND SALES OF SECURITIES: The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended December 31, 2006 were as follows:

                                   PURCHASES OF PORTFOLIO         SALES OF PORTFOLIO
                                 SECURITIES (EXCLUDING U.S.   SECURITIES (EXCLUDING U.S.     PURCHASES OF U.S.
PORTFOLIO                          GOVERNMENT SECURITIES)       GOVERNMENT SECURITIES)     GOVERNMENT SECURITIES
----------------------------------------------------------------------------------------------------------------
American Funds Growth SAST
  Portfolio....................          $1,652,827                    $24,492                     $  --
American Funds Global Growth
  SAST Portfolio...............           2,108,256                     20,384                        --
American Funds Growth-Income
  SAST Portfolio...............           1,752,579                     21,789                        --
American Funds Asset Allocation
  SAST Portfolio...............             631,072                      1,917                        --


                                     SALES OF U.S.
PORTFOLIO                        GOVERNMENT SECURITIES
-------------------------------  ---------------------
American Funds Growth SAST
  Portfolio....................          $  --
American Funds Global Growth
  SAST Portfolio...............             --
American Funds Growth-Income
  SAST Portfolio...............             --
American Funds Asset Allocation
  SAST Portfolio...............             --

6. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of Class 3 of each Portfolio were as follows:

                                   AMERICAN FUNDS GROWTH      AMERICAN FUNDS GLOBAL      AMERICAN FUNDS GROWTH-
                                       SAST PORTFOLIO         GROWTH SAST PORTFOLIO      INCOME SAST PORTFOLIO
                                  ------------------------   ------------------------   ------------------------
                                          CLASS 3                    CLASS 3                    CLASS 3
                                  ------------------------   ------------------------   ------------------------
                                       FOR THE PERIOD             FOR THE PERIOD             FOR THE PERIOD
                                  FROM SEPTEMBER 1, 2006*    FROM SEPTEMBER 1, 2006*    FROM SEPTEMBER 1, 2006*
                                          THROUGH                    THROUGH                    THROUGH
                                     DECEMBER 31, 2006          DECEMBER 31, 2006          DECEMBER 31, 2006
                                  ------------------------   ------------------------   ------------------------
                                   SHARES        AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
                                  ------------------------------------------------------------------------------
Shares sold....................    162,956    $ 1,707,487     209,837    $ 2,220,460     171,709    $ 1,819,701
Reinvested dividends...........         --             --          --             --          --             --
Shares redeemed................    (12,037)      (120,622)    (16,045)      (164,661)    (13,358)      (136,586)
                                  --------    -----------    --------    -----------    --------    -----------
Net increase (decrease)........    150,919    $ 1,586,865     193,792    $ 2,055,799     158,351    $ 1,683,115
                                  ========    ===========    ========    ===========    ========    ===========

                                    AMERICAN FUNDS ASSET
                                 ALLOCATION SAST PORTFOLIO
                                 --------------------------
                                          CLASS 3
                                 --------------------------
                                       FOR THE PERIOD
                                  FROM SEPTEMBER 1, 2006*
                                          THROUGH
                                     DECEMBER 31, 2006
                                 --------------------------
                                   SHARES        AMOUNT
                                  --------------------------------------------------------------------
Shares sold....................    63,653      $  656,213
Reinvested dividends...........        --              --
Shares redeemed................    (6,530)        (64,788)
                                  --------     -----------
Net increase (decrease)........    57,123      $  591,425
                                  ========     ===========

-----------------------------------------------------------------
*    Commencement of operations.

NOTE 7.  OTHER INFORMATION

  On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the Adviser and AIG SunAmerica Capital Services, Inc. (the "Distributor"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios. AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser and the Distributor, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of
Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser and the Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

  Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

  As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

  Subject to receipt of permanent relief, the Adviser and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform investment advisory or distribution services relating to the Portfolios.

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------------------------------------------
                                     NET GAIN
                                     (LOSS) ON
                                    INVESTMENTS                               DIVIDEND                                  NET
           NET ASSET      NET          (BOTH                    DIVIDENDS     FROM NET     DIVIDEND                    ASSET
            VALUE,     INVESTMENT    REALIZED     TOTAL FROM     FROM NET     REALIZED     FROM NET                    VALUE,
 PERIOD    BEGINNING     INCOME         AND       INVESTMENT    INVESTMENT     GAIN ON     RETURN OF       TOTAL       END OF
  ENDED    OF PERIOD    (LOSS)*     UNREALIZED)   OPERATIONS      INCOME     INVESTMENTS    CAPITAL    DISTRIBUTIONS   PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                              American Funds Growth SAST Portfolio Class 3
09/01/06@-
12/31/06    $10.00       $ 0.45        $0.21         $0.66           --           --           --            --        $10.66
                                          American Funds Global Growth SAST Portfolio Class 3
09/01/06@-
12/31/06     10.00        (0.07)        0.97          0.90           --           --           --            --         10.90
                                          American Funds Growth-Income SAST Portfolio Class 3
09/01/06@-
12/31/06     10.00         0.61         0.17          0.78           --           --           --            --         10.78
                                         American Funds Asset Allocation SAST Portfolio Class 3
09/01/06@-
12/31/06     10.00         0.52         0.04          0.56           --           --           --            --         10.56

---------  -----------------------------------------------------------------
                                                    RATIO OF
                                                      NET
                        NET                        INVESTMENT
                      ASSETS,     RATIO OF           INCOME
                      END OF     EXPENSES TO       (LOSS) TO
 PERIOD     TOTAL     PERIOD     AVERAGE NET      AVERAGE NET      PORTFOLIO
  ENDED    RETURN**   (000'S)   ASSETS+(1)(2)   ASSETS+(1)(2)(3)   TURNOVER
---------  -----------------------------------------------------------------
                     American Funds Growth SAST Portfolio Class 3
09/01/06@
12/31/06     6.60%    $1,608         0.70%            4.39%            3%
                  American Funds Global Growth SAST Portfolio Class 3
09/01/06@
12/31/06     9.00      2,113         0.70            (0.69)            2
                  American Funds Growth-Income SAST Portfolio Class 3
09/01/06@
12/31/06     7.80      1,707         0.70             8.50             3
                American Funds Asset Allocation SAST Portfolio Class 3
09/01/06@
12/31/06     5.60        603         0.70             6.86             1

---------------

*   Calculated based on average shares outstanding.

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

+   Annualized.

@   Commencement of operations.

(1) During the period, the investment adviser waived a portion of or all fees for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been as follows:

                                                                                    NET INVESTMENT
                                                                  EXPENSES+              LOSS+
                                                                  ---------       -------------------
    American Funds Growth SAST Portfolio........................    28.69%              (23.59)%
    American Funds Global Growth SAST Portfolio.................    22.96               (22.95)
    American Funds Growth-Income SAST Portfolio.................    28.74               (19.54)
    American Funds Asset Allocation SAST Portfolio..............    60.88               (53.32)

(2) Does not include underlying fund expenses that the Portfolios bear indirectly.

(3) Recognition of net investment income by the Portfolios are affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

---------------------
    20

---------------------

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF SUNAMERICA SERIES TRUST:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (four of the portfolios constituting SunAmerica Series Trust, hereafter referred to as the "Trust") at December 31, 2006, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period September 1, 2006 (commencement of operations) through December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2006 by correspondence with the transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Houston, Texas
February 23, 2007

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS
DECEMBER 31, 2006 (UNAUDITED)

  At a meeting held on June 1, 2006, the Board of Trustees (the "Board") of the Trust, including the Trustees that are not interested persons of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), approved an amendment to the Investment Management and Advisory Agreement (the "Advisory Agreement") between the Trust and AIG SunAmerica Asset Management Corp. ("AIG SAAMCo") in order to add the following new portfolios:

  - American Funds Growth SAST Portfolio,
  - American Funds Global Growth SAST Portfolio,
  - American Funds Growth-Income SAST Portfolio, and
  - American Funds Asset Allocation SAST Portfolio, (collectively, the "Feeder Portfolios").

  Each of the Feeder Portfolios invests all of its assets in a single portfolio of the American Funds Insurance Series (the "Master Funds") that is advised by Capital Research and Management Company, as follows:

              FEEDER PORTFOLIOS                        MASTER FUNDS
              -----------------                        ------------
     American Funds Growth SAST Portfolio            Growth Portfolio
 American Funds Global Growth SAST Portfolio     Global Growth Portfolio
 American Funds Growth-Income SAST Portfolio     Growth-Income Portfolio
American Funds Asset Allocation SAST Portfolio  Asset Allocation Portfolio

  The Trustees received materials related to certain factors used in their consideration of whether to approve the Advisory Agreement, including: (1) the nature, extent and quality of services to be provided by AIG SAAMCo; (2) the size and structure of the advisory fees charged in connection with AIG SAAMCo's management of the Feeder Portfolios; (3) the costs of services and the benefits potentially derived by AIG SAAMCo with respect to the Feeder Portfolios; (5) the terms of the Advisory Agreement, an addendum to the Advisory Agreement (the "Addendum") and an Advisory Fee Waiver Agreement ("Waiver Agreement"); and (6) whether the Feeder Portfolio will benefit from possible economies of scale by engaging AIG SAAMCo.

  The Independent Trustees were separately represented by counsel that is independent of AIG SAAMCo in connection with their consideration of approval of the Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

  Nature, Extent and Quality of Services. The Trustees considered the nature, quality and extent of services to be provided by AIG SAAMCo. The Trustees reviewed the qualifications, background and responsibilities of AIG SAAMCo management personnel who would be responsible for providing services to the Feeder Portfolios. The Trustees considered management's discussion of the additional administrative and management services that AIG SAAMCo would provide to the Feeder Portfolios due to their structure as a master-feeder portfolio.

  The Trustees considered that AIG SAAMCo is a wholly-owned, indirect subsidiary of AIG, one of the world's leading international insurance and financial services organization. Further, they considered that AIG's business includes financial services, retirement services and asset management, and that AIG is committed to providing support to these different but equally important sectors which includes AIG SAAMCo's responsibilities for investment management and administration functions. The Trustees considered the possibility that at some point in the future, it may be preferable to operate on or more of the Feeder Portfolios as a stand-alone fund, rather than as a feeder fund.

  The Trustees concluded that they were satisfied with the nature, quality and extent of the services to be provided by AIG SAAMCo and that there was a reasonable basis on which to conclude that it would provide high quality services to the Feeder Portfolios. The Trustees also concluded, under the circumstances, that it would reasonable for the Trust, on behalf of the Feeder Portfolios, to enter into an agreement with AIG SAAMCo that is flexible enough to cover the two possible arrangements -- namely, the Feeder Portfolios operating as feeder funds and Feeder Portfolios operating as traditional mutual funds.

  Fees and Expenses. The Trustees received and reviewed information regarding the Feeder Portfolios' advisory fees compared against the advisory fees of other similar funds in its category as tracked by an independent third-party provider of investment company data. Management reported that the proposed advisory fees were based on the consideration of a variety of factors, including the value of the services provided by AIG SAAMCo; the competitive environment in which the Feeder Portfolios will be marketed; the investment characteristics of each Feeder Portfolio relative to other similar funds in its category as tracked by Lipper
---------------------
and as presented by management; and fees charged to comparable funds within the industry. AIG SAAMCo negotiates the fees for managing an asset category which may vary widely among different clients for various reasons including market pricing demands, existing relationships and individual client needs.

  The Trustees considered that each of the Feeder Portfolio's actual management fees (which included the advisory fees of each Feeder Portfolio's respective Master Fund), after waivers, were below the median of their respective expense group and were competitive within their respective expense universe. It was noted that the Waiver Agreement significantly reduced the Feeder Portfolios' advisory fees and that the agreement would remain in place so long as a Feeder Portfolio invested in its respective Master Fund. The Board reviewed the Feeder Portfolios' contractual advisory fees assuming the Feeder Portfolios were not invested in a Master Fund. The Board also considered that the management fees of the Master Funds were lower than the advisory fee rates applicable to the Feeder Portfolios on a stand-alone basis. In addition, it was noted that advisory fees may vary widely within an expense group or expense universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

  In addition, the Board also considered that it would have an opportunity to review the fee rates both at least annually, and in connection with any proposal to withdraw a Feeder Portfolio's assets from the master-feeder structure, that the Board could required a reduction in the fee rate at any time if it determined that the rate was no longer reasonable in light of the services provided.

  On the basis of the information considered, the Trustees, including the Independent Trustees, concluded that the advisory fee rates with respect to the Feeder Portfolios was fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

  Cost of Services & Benefits Derived. With respect to indirect costs and benefits, the Trustees were informed, based on management's judgment, that (1) any indirect costs incurred by AIG SAAMCo in connection with rendering investment advisory services to the Feeder Portfolios were inconsequential to the analysis of the adequacy of its advisory fee, and (2) any collateral benefits derived as a result of providing advisory services to the Feeder Portfolios are de minimis and do not impact upon the reasonableness of the advisory fee. The Trustees concluded that any benefits that AIG SAAMCo could be expected to receive with regard to providing investment advisory and other services to the Feeder Portfolios were not unreasonable.

  Profitability and Economies of Scale. The Feeder Portfolios had not begun operations at the time of the Board's approval of the Advisory Agreement, and therefore, AIG SAAMCo was not able to provide historical profitability information with respect to the Feeder Portfolios. However, AIG SAAMCo did provide its financial statements as of December 31, 2005. Further, the Feeder Portfolios' expense information provided to the Trustees reflected the net management fees that AIG SAAMCo would retain after the application of contractual waivers on each Feeder Portfolio's total expenses.

  Terms of the Advisory Agreement. The Trustees reviewed the terms of the Advisory Agreement including the duties and responsibilities undertaken by AIG SAAMCo with respect to the Feeder Portfolios. The Trustees also considered that the Trustees approved an Addendum to the Advisory Agreement (the "Addendum"). The Addendum provides for additional services to be provided by AIG SAAMCo to the Feeder Portfolios so long as the Feeder Portfolios invest in a Master Fund. The Trustees concluded that the terms of the Addendum and the Advisory Agreement are reasonable, fair and in the best interest of the Feeder Portfolios and future shareholders.

  Conclusions. In reaching their decision to approve the Advisory Agreement, the Trustees based their decision on the totality of the factors and each Trustee contributed different weight to the various factors. Based upon the materials they reviewed, the representations made to them and the considerations described above, and as part of their deliberations, the Trustees, including the Independent Trustees, concluded that AIG SAAMCo possesses the capability and resources to perform the duties required of it under its Advisory Agreement with respect to the Feeder Portfolios.

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

  The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                            TERM OF                                           IN FUND
         NAME,                             OFFICE AND                                         COMPLEX
      ADDRESS AND        POSITION HELD     LENGTH OF          PRINCIPAL OCCUPATION(S)        OVERSEEN
    DATE OF BIRTH*        WITH TRUST     TIME SERVED(4)         DURING PAST 5 YEARS        BY TRUSTEE(1)
    --------------       -------------   --------------   -------------------------------  -------------
DISINTERESTED TRUSTEE
Carl D. Covitz             Trustee       2001-Present     Owner and President, Landmark        59
DOB: March 31, 1939                                       Capital, Inc. (since 1973)
Jane Jelenko               Trustee       2006-Present     Retired: Senior Advisor (2003-       59
DOB: August 19, 1948                                      2005) and Management Consultant
                                                          (1977-2003) Bearingpoint, Inc.
                                                          (formerly KPMG, LLP).
Gilbert T. Ray             Trustee       2001-Present     Retired Partner, O'Melveny &         59
DOB: September 18, 1944                                   Myers LLP (since 2000); and
                                                          Attorney (1972-2000) thereof
Allan L. Sher              Trustee       1997-Present     Retired Brokerage Executive          59
DOB: October 19, 1931                                     (since 1992)
Bruce G. Willison        Trustee and     2001-Present     Dean Emeritus and Professor of       59
DOB: October 16, 1948      Chairman                       Management (since 2006); Dean,
                                                          Anderson School at UCLA
                                                          (1999-2005)
INTERESTED TRUSTEE
Jana W. Greer(2)           Trustee       2001-Present     President, AIG SunAmerica            59
DOB: December 30, 1951                                    Retirement Markets, Inc. (since
                                                          1996); Senior Vice President
                                                          and Director, AIG Retirement
                                                          Services, Inc. (since 1991)


         NAME,
      ADDRESS AND           OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*                BY TRUSTEE(3)
    --------------       -------------------------------
DISINTERESTED TRUSTEE
Carl D. Covitz           Director, Kayne Anderson Mutual
DOB: March 31, 1939      Funds (since 1995); Director,
                         Arden Realty, Inc. (since
                         1995).
Jane Jelenko             Director, Countrywide Bank
DOB: August 19, 1948     (since 2003).
Gilbert T. Ray           Director, Advanced Auto Parts,
DOB: September 18, 1944  Inc. (retail, automotive supply
                         stores) (since 2002); Director,
                         Watts, Wyatt & Company
                         (services -- management
                         consulting services) (since
                         2000); Director IHOP Corp.
                         (since 2004); Director Diamond
                         Rock Hospitality (since 2005).
Allan L. Sher            Director, Bowl America Inc.
DOB: October 19, 1931    (1997-Present).
Bruce G. Willison        Director, Nordstrom, Inc.
DOB: October 16, 1948    (since 1997); Director,
                         Homestore, Inc. (real estate
                         agents and managers (since
                         2003); Healthnet International,
                         Inc. (business services) (since
                         2000).
INTERESTED TRUSTEE
Jana W. Greer(2)         Director, National Association
DOB: December 30, 1951   for Variable Annuities (since
                         1999).

---------------------

---------------------

SUNAMERICA SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

                                                                                                         NUMBER OF
                                                                                                        PORTFOLIOS
                                              TERM OF                                                     IN FUND
          NAME,                              OFFICE AND                                                   COMPLEX
       ADDRESS AND         POSITION HELD     LENGTH OF               PRINCIPAL OCCUPATION(S)             OVERSEEN
     DATE OF BIRTH*         WITH TRUST     TIME SERVED(4)              DURING PAST 5 YEARS             BY TRUSTEE(1)
     --------------        -------------   --------------   -----------------------------------------  -------------
OFFICERS
Vincent M. Marra            President       2004-Present    Senior Vice President, AIG SAAMCo            N/A
AIG SunAmerica Asset                                        (February 2003 to Present); Chief
Management Corp.                                            Administrative Officer and Chief
Harborside Financial                                        Financial Officer, Carret & Co., LLC
Center                                                      (June 2002 to February 2003); President
3200 Plaza 5,                                               and Chief Operating Officer, Bowne
Jersey City, NJ                                             Digital Solutions (1999 to May 2002).
07311-4992
DOB: May 28, 1950
Donna M. Handel             Treasurer       2002-Present    Assistant Treasurer (1993 to 1997);          N/A
AIG SunAmerica Asset                                        Senior Vice President, AIG SAAMCo
Management Corp.                                            (December 2004 to Present); Vice
Harborside Financial                                        President, AIG SAAMCo (1997 to December
Center                                                      2004).
3200 Plaza 5,
Jersey City, NJ
07311-4992
DOB: June 25, 1966
Nori L. Gabert                Vice          2005-Present    Vice President and Deputy General            N/A
AIG SunAmerica Asset        President                       Counsel, AIG SAAMCo (2001 to present);
Management Corp.               and                          Vice President and Secretary VALIC
2929 Allen Parkway          Secretary                       Company I and VALIC Company II (2000 to
Houston, Texas 77019                                        present); Formerly, Associate General
DOB: August 15, 1953                                        Counsel, American General Corporation,
                                                            (1997-2001).
Cynthia Gibbons               Vice    )     2002-Present    Vice President, AIG SunAmerica (August       N/A
AIG SunAmerica Asset        President                       2002-Present); Securities Compliance
Management Corp.            and Chief                       Manager, American General Investment
2929 Allen Parkway          Compliance                      Management (June 2000-August 2002)
Houston, Texas 77019         Officer
DOB: December 6, 1967         ("CCO"
Gregory N. Bressler           Vice          2005-Present    Senior Vice President and General            N/A
AIG SunAmerica Asset        President                       Counsel, AIG SunAmerica (June 2005 to
Management Corp.               and                          Present); Vice President and Director of
Harborside Financial        Assistant                       U.S. Asset Management Compliance, Goldman
Center                      Secretary                       Sachs Asset Management, L.P. (June 2004
3200 Plaza 5,                                               to June 2005); Deputy General Counsel,
Jersey City, NJ                                             Credit Suisse Asset Management, LLC.
07311-4992                                                  (June 2002 to June 2004); and Counsel,
DOB: November 17, 1966                                      Credit Suisse Asset Management, LLC
                                                            (January 2000 to June 2002).
Gregory R. Kingston           Vice          2001-Present    Vice President, SAAMCo (2001 to Present);    N/A
AIG SunAmerica Asset        President                       Formerly, Vice President, American
Management Corp.               and                          General Investment Management, L.P. (1999
2929 Allen Parkway          Assistant                       to 2001)
Houston, Texas 77019        Treasurer
DOB: January 18, 1966
Matthew J. Hackethal       Anti- Money      2006-Present    Senior Compliance Manager, AIG SunAmerica    N/A
AIG SunAmerica Asset        Laundering                      (November 2006 to Present); Vice
Management Corp.            Compliance                      President, Credit Suisse Asset Management
Harborside Financial         Officer                        (May 2001 to October 2006); CCO, Credit
Center                                                      Suisse Alternative Funds (November 2005
3200 Plaza 5,                                               to October 2006); CCO, Credit Suisse
Jersey City, NJ                                             Asset Management Securities, Inc. (April
07311-4992                                                  2004 to August 2005)
DOB: December 31, 1971


          NAME,
       ADDRESS AND         OTHER DIRECTORSHIPS
     DATE OF BIRTH*        HELD BY TRUSTEE(3)
     --------------        -------------------
OFFICERS
Vincent M. Marra                   N/A
AIG SunAmerica Asset
Management Corp.
Harborside Financial
Center
3200 Plaza 5,
Jersey City, NJ
07311-4992
DOB: May 28, 1950
Donna M. Handel                    N/A
AIG SunAmerica Asset
Management Corp.
Harborside Financial
Center
3200 Plaza 5,
Jersey City, NJ
07311-4992
DOB: June 25, 1966
Nori L. Gabert                     N/A
AIG SunAmerica Asset
Management Corp.
2929 Allen Parkway
Houston, Texas 77019
DOB: August 15, 1953
Cynthia Gibbons                    N/A
AIG SunAmerica Asset
Management Corp.
2929 Allen Parkway
Houston, Texas 77019
DOB: December 6, 1967
Gregory N. Bressler                N/A
AIG SunAmerica Asset
Management Corp.
Harborside Financial
Center
3200 Plaza 5,
Jersey City, NJ
07311-4992
DOB: November 17, 1966
Gregory R. Kingston                N/A
AIG SunAmerica Asset
Management Corp.
2929 Allen Parkway
Houston, Texas 77019
DOB: January 18, 1966
Matthew J. Hackethal               N/A
AIG SunAmerica Asset
Management Corp.
Harborside Financial
Center
3200 Plaza 5,
Jersey City, NJ
07311-4992
DOB: December 31, 1971

                                                           ---------------------

---------------

*    The business address for each Trustee and Officer is 1
     SunAmerica Center, Los Angeles, CA 90067-6022.
(1) The "Fund Complex" consists of all registered investment company portfolios for which AIG SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the SunAmerica Equity Funds (10 funds), SunAmerica Income Funds
     (5 funds), SunAmerica Money Market Funds (2 funds),
     SunAmerica Senior Floating Rate Fund, Inc. (1 fund),
     SunAmerica Focused Series, Inc. (17 portfolios), Anchor
     Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), VALIC
     Company I (32 portfolios), VALIC Company II (15 funds), AIG
     Series Trust (6 funds), AIG SunAmerica Focused Alpha Growth
     Fund, Inc. (1 fund) and AIG SunAmerica Focused Alpha
     Large-Cap Fund, Inc. (1 fund).
(2)  Interested Trustee, as defined within the Investment Company
     Act of 1940, because she serves as President of AIG
     SunAmerica Retirement Markets, Inc.
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities
     Exchange Act of 1934 (i.e. "Public Company") registered under the investment act of 1940.
(4) Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

  Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

---------------------

---------------------

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust's Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling
(800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

                                                           ---------------------

                     (THIS PAGE LEFT INTENTIONALLY BLANK.)

LOGO
          1 SunAmerica Center
        Los Angeles, California 90067-6022

        ADDRESS SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                                R-4397-AR (2/07)

--------------------------------------------------------------------------------

                                                                 Presorted

                                                                 Standard
                                                             U.S. Postage Paid
                                                                Towne, Inc.

--------------------------------------------------------------------------------

[AMERICAN FUNDS LOGO]

                                           The right choice for the long term(R)

American Funds Insurance Series

THE BENEFITS OF CHOICE:
UNDERSTANDING YOUR OPTIONS

Annual report for the year
ended December 31, 2006

American Funds Insurance Series(R) is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.(SM) For 75 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

INVESTMENT PORTFOLIOS

 Global Growth Fund
 Growth Fund
 Growth-Income Fund
 Asset Allocation Fund

The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline this report and help investors better focus on the funds' principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.

This report shows investment results for Class 1, 2 and 3 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series' plans of distribution. Results discussed in the individual fund reports are for Class 2 shares. The mountain charts illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund, which is managed to provide preservation of principal) over the past 10 years (or the lifetime of the fund, if less than 10 years). The mountain charts reflect results for Class 2 shares. The investment results tables show the average annual total returns over various periods for Class 1, 2 and 3 shares. The variable annuities and life insurance contracts that use the series' funds contain certain fees and expenses not reflected in this report. The series' investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

Investments outside the United States, especially those in developing countries, are subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Small-company stocks involve additional risks and can fluctuate in price more than larger company stocks. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. The market indexes are unmanaged and do not reflect sales charges, commissions or expenses.

Fellow investors:                                                      [PICTURE]

The year that ended December 31, 2006, was a strong one for investors in almost every sector from U.S. stock and bond markets to markets around the globe. Against this background, every investment option in the American Funds Insurance Series gained value for the fourth consecutive year.

While most markets around the world fared well, those outside the U.S. posted the greatest gains, rewarding individuals who invested a portion of their assets in non-U.S. stocks and bonds. The dollar's slide -- it lost 10.4% against the euro and 12.2% against the British pound in 2006 -- also boosted the returns in non-U.S. markets when the gains were translated into dollars.

In 2006, Standard and Poor's 500 Composite Index, a broad measure of the U.S. stock market, rose 15.8%, and the Nasdaq Composite Index, home to many of the nation's technology companies, gained 9.5%. Outside the U.S., stock markets were even stronger. The MSCI EAFE(R) (Europe, Australasia, Far East) Index rose 26.9%. In Germany, the DAX rose 22.0% when measured in euros while the London FTSE gained 14.8% when measured in pounds. The Japanese market was a laggard among major markets, but even it gained a solid 7.9%, as measured in yen by the Nikkei 225 Index.

Fixed-income markets in the U.S. and abroad also posted gains. The Citigroup Broad Investment-Grade (BIG) Bond Index gained 4.3%, while the Credit Suisse High Yield Index rose 11.9%, and every fixed-income fund in the series gained value.

While most investments posted good returns in 2006, outside the financial markets it was a tumultuous period. Violence increased in Iraq, and Democrats won control of both the House of Representatives and the Senate for the first time in 12 years. In addition, the long bull market in U.S. residential real estate finally came to an end.

Despite the armed conflict in the Middle East and political change at home, the markets were dominated primarily by economic, not political, factors. Continued low long-term U.S. interest rates, a benign inflation outlook and healthy corporate profits combined to move the markets higher. The economic outlook lacked clarity when the year began. Oil prices, which can be a key driver of inflation, started rising early in the year, peaked in July and began retreating. By the end of the year, prices had declined to the level they were on January 1, 2006.

The U.S. Federal Reserve paused after a long series of short-term interest rate hikes. After four increases in the first six months of 2006, the U.S. central bank held the federal funds rate steady at 5.25% through the end of the year. Yields on the 10-year U.S. Treasury, a benchmark for mortgages and corporate bonds, also rose modestly during the year, from 4.4% to 4.7%.

As we enter 2007, the economy and the markets are sending mixed signals about what lies ahead. U.S. interest rates are relatively low by historical standards, but the Fed has expressed its resolve to fight inflation. In addition, at the end of 2006, yields on short-term Treasury bills were higher than on long-term Treasury bonds. Historically, "inverted yield curves" often preceded a recession. Yet there are also reasons for optimism. The economy continues to grow, and corporate earnings remain strong despite their upward run over the last five years. Furthermore, U.S. stocks, as measured by the S&P 500, are not out of line with historic price-to-earning ratios.

It is impossible to know the future, of course. We do know from experience, however, that the markets will not always be as strong as they have been in the recent past. Nevertheless, we remain confident in the long-term prospects of the global equity and fixed-income markets and urge our investors to remain focused on their financial goals despite market fluctuations -- up or down.

The past year was also a time of change for the American Funds Insurance Series, as two new investment options -- the Global Growth and Income Fund and the Global Bond Fund -- were added. We welcome our new investors in these funds and look forward to reporting to you again in six months.

Cordially,

/s/ James K. Dunton                                       /s/ Donald D. O'Neal
-----------------------------                             ----------------------
James K. Dunton                                           Donald D. O'Neal
Vice Chairman of the Board                                President
Principal Executive Officer

February 1, 2007

                                                 American Funds Insurance Series

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2006
                                 [PIE CHART]

Europe                             32.4
The Americas                       30.1
Asia/Pacific Basin                 21.7
Other regions                       0.4
Short-term securities & other
  assets less liabilities          15.4

EUROPE
United Kingdom                      6.7%
Germany                             6.2
France                              4.1
Netherlands                         3.9
Switzerland                         1.8
Austria                             1.7
Spain                               1.5
Finland                             1.4
Denmark                             1.4
Other                               3.7
                                  -----
                                   32.4
                                  -----

THE AMERICAS
United States                      25.6
Canada                              2.5
Mexico                              1.4
Brazil                               .6
                                  -----
                                   30.1
                                  -----

ASIA/PACIFIC BASIN
Japan                               8.5%
India                               2.9
Australia                           2.5
South Korea                         2.2
Taiwan                              2.1
Hong Kong                           1.7
China                               1.0
Other                                .8
                                  -----
                                   21.7
                                  -----

OTHER REGIONS                        .4
                                  -----

Short-term securities & other
  assets less liabilities          15.4
                                  -----

Total                             100.0%
                                  =====

                                  [LINE GRAPH]

AVERAGE ANNUAL TOTAL RETURNS BASED ON A $1,000 INVESTMENT FOR PERIODS ENDED DECEMBER 31, 2006

                                    CLASS 1    CLASS 2
                                    -------    -------
1 year                              + 20.73%   + 20.43%
5 years                             + 12.76    + 12.48
Lifetime (since April 30, 1997)     + 12.17    + 11.89
                                    -------    -------
Gross expense ratio                     .58        .83

The gross expense ratios shown in the table above do not reflect a fee waiver that currently is in effect and which causes the actual expense ratio to be lower. The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

----------
* Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Global Growth Fund

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

GLOBAL GROWTH FUND gained 20.4% during the 12 months ended December 31, 2006, and was very close to keeping pace with the MSCI World Index,SM which rose 20.7%. The fund was helped by strong markets outside the United States. Indeed while the U.S. market, as measured by the S&P 500, had a solid year, non-U.S. markets had substantially higher gains, especially when measured in U.S. dollars. In Germany, the DAX rose 22.0% in euros but 36.0% in U.S. dollars. The London FTSE gained 14.8% in pounds but 30.7% when measured in dollars.

In addition to gaining strength from the dollar's weakness, the fund was helped by its investments in the oil and gas industries. Commercial banks, one of the fund's largest concentrations, and diver-sified telecommunication services also boosted returns.

Investments in Internet catalog and retailing, a small area of concentration, and Internet software held returns back somewhat.

                                                 American Funds Insurance Series

AFIS GLOBAL GROWTH
   FUND CLASS 2           MSCI WORLD INDEX                CPI
--------------------    --------------------     --------------------
 4/30/97    $ 10,000     4/30/97    $ 10,000      4/30/97    $ 10,000
 6/30/97    $ 10,650     6/30/97    $ 11,150      6/30/97    $ 10,006
12/31/97    $ 10,834    12/31/97    $ 11,209     12/31/97    $ 10,069
 6/30/98    $ 12,880     6/30/98    $ 13,098      6/30/98    $ 10,175
12/31/98    $ 13,948    12/31/98    $ 13,988     12/31/98    $ 10,231
 6/30/99    $ 16,631     6/30/99    $ 15,203      6/30/99    $ 10,375
12/31/99    $ 23,666    12/31/99    $ 17,532     12/31/99    $ 10,506
 6/30/00    $ 24,145     6/30/00    $ 17,109      6/30/00    $ 10,762
12/31/00    $ 19,200    12/31/00    $ 15,267     12/31/00    $ 10,861
 6/30/01    $ 17,652     6/30/01    $ 13,686      6/30/01    $ 11,111
12/31/01    $ 16,471    12/31/01    $ 12,745     12/31/01    $ 11,030
 6/30/02    $ 15,153     6/30/02    $ 11,649      6/30/02    $ 11,230
12/31/02    $ 14,060    12/31/02    $ 10,254     12/31/02    $ 11,292
 6/30/03    $ 15,564     6/30/03    $ 11,429      6/30/03    $ 11,467
12/31/03    $ 19,019    12/31/03    $ 13,717     12/31/03    $ 11,504
 6/30/04    $ 19,567     6/30/04    $ 14,236      6/30/04    $ 11,841
12/31/04    $ 21,584    12/31/04    $ 15,808     12/31/04    $ 11,879
 6/30/05    $ 21,506     6/30/05    $ 15,744      6/30/05    $ 12,141
12/31/05    $ 24,622    12/31/05    $ 17,392     12/31/05    $ 12,285
 6/30/06    $ 26,137     6/30/06    $ 18,499      6/30/06    $ 12,665
12/31/06    $ 29,651    12/31/06    $ 20,984     12/31/06    $ 12,597

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2006

                                  [PIE CHART]

Health care                             13.4%
Energy                                  15.0%
Information technology                  15.4%
Consumer discretionary                  13.1%
Consumer staples                         8.2%
Other industries                        27.2%
Short-term securities & other
  assets less liabilities                7.7%

                                  [LINE GRAPH]

AFIS Growth Fund
    Class 2                        S&P 500                       CPI
12/31/96   $  10,000        12/31/96   $  10,000        12/31/96   $  10,000
12/31/97   $  12,979        12/31/97   $  13,335        12/31/97   $  10,170
12/31/98   $  17,553        12/31/98   $  17,146        12/31/98   $  10,334
12/31/99   $  27,607        12/31/99   $  20,753        12/31/99   $  10,612
12/31/00   $  28,841        12/31/00   $  18,864        12/31/00   $  10,971
12/31/01   $  23,606        12/31/01   $  16,624        12/31/01   $  11,141
12/31/02   $  17,834        12/31/02   $  12,951        12/31/02   $  11,406
12/31/03   $  24,398        12/31/03   $  16,664        12/31/03   $  11,620
12/31/04   $  27,446        12/31/04   $  18,476        12/31/04   $  11,999
12/31/05   $  31,890        12/31/05   $  19,382        12/31/05   $  12,409
12/31/06   $  35,149        12/31/06   $  22,441        12/31/06   $  12,724

AVERAGE ANNUAL TOTAL RETURNS BASED ON A $1,000 INVESTMENT FOR PERIODS ENDED DECEMBER 31, 2006

                                    CLASS 1    CLASS 2    CLASS 3
                                    -------    -------    -------
1 year                              + 10.48%   + 10.22%   + 10.29%
5 years                             +  8.55    +  8.29    +  8.36
10 years                            + 13.67    + 13.39    + 13.47
Lifetime (since February 8, 1984)   + 14.76    + 14.45    + 14.55
                                    -------    -------    -------
Gross expense ratio                     .34        .59        .52

The gross expense ratios shown in the table above do not reflect a fee waiver that currently is in effect and which causes the actual expense ratio to be lower. The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

----------
* Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Growth Fund

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

GROWTH FUND gained 10.2% for the year ended December 31, 2006. Although it had a solid year, especially compared to multi-cap growth funds, the fund did not keep pace with the S&P 500, which rose 15.8%.

Strong corporate earnings, a healthy economy and a benign outlook for inflation combined to boost investors' confidence and drive the markets higher during 2006. Oil prices rose during the first half of the year, hitting a high of $77.03 a barrel in July before declining to $61.05 on December 31, essentially unchanged for the year. Despite the volatility in the price of oil, the fund's investments in companies that provide oil equipment and services fared well.

Growth Fund also benefited from its holdings in software firms and communications equipment companies, as well as diversified telecommunication services firms. At the same time, the fund was hurt by its investments in the automobile components and consumer services industries.

                                                 American Funds Insurance Series

Growth-Income Fund

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

GROWTH-INCOME FUND gained 15.2% for the year ended December 31, 2006, lagging the S&P 500, which rose 15.8% over the same period.

The U.S. stock market registered another solid year in 2006 as the economy continued to grow and corporate profits remained strong. Expectations of higher inflation diminished as oil prices declined during the second half of the year. The Federal Reserve, which raised the federal funds rate four times during the first half of the year, held the rate steady during the final six months.

In many ways, the fund's return reflected these broader trends. The fund's investments in telecommunications, helped by the merger of AT&T and Bell South, boosted returns. During the first half of 2006, the fund also benefited from its investments in oil companies, but as the price of oil dropped during the second half of 2006, those holdings lost value. By the end of the year, oil stocks had had little impact on returns. On the negative side, the fund's investments in information technology stocks hurt returns. The fund also maintained an above-average buying reserve throughout 2006, holding an average of about 13% of its assets in cash.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2006

                                  [PIE CHART]

Health care                             12.4%
Financials                              13.4%
Information technology                  20.7%
Consumer discretionary                  10.8%
Industrials                              8.8%
Other industries                        20.7%
Short-term securities & other
   assets less liabilities              13.2%

                                  [LINE GRAPH]

AFIS GROWTH - INCOME
    FUND CLASS 2                   S&P 500                       CPI
12/31/96   $  10,000        12/31/96     $  10,000      12/31/96    $  10,000
12/31/97   $  12,554        12/31/97     $  13,335      12/31/97    $  10,170
12/31/98   $  14,825        12/31/98     $  17,146      12/31/98    $  10,334
12/31/99   $  16,485        12/31/99     $  20,753      12/31/99    $  10,612
12/31/00   $  17,795        12/31/00     $  18,864      12/31/00    $  10,971
12/31/01   $  18,251        12/31/01     $  16,624      12/31/01    $  11,141
12/31/02   $  14,903        12/31/02     $  12,951      12/31/02    $  11,406
12/31/03   $  19,735        12/31/03     $  16,664      12/31/03    $  11,620
12/31/04   $  21,783        12/31/04     $  18,476      12/31/04    $  11,999
12/31/05   $  23,053        12/31/05     $  19,382      12/31/05    $  12,409
12/31/06   $  26,558        12/31/06     $  22,441      12/31/06    $  12,724

AVERAGE ANNUAL TOTAL RETURNS BASED ON A $1,000 INVESTMENT FOR PERIODS ENDED DECEMBER 31, 2006

                                    CLASS 1    CLASS 2    CLASS 3
                                    -------    -------    -------
1 year                              + 15.51%   + 15.20%   + 15.30%
5 years                             +  8.06    +  7.79    +  7.87
10 years                            + 10.53    + 10.26    + 10.33
Lifetime (since February 8, 1984)   + 13.18    + 12.86    + 12.98
                                    -------    -------    -------
Gross expense ratio                     .28        .53        .46

The gross expense ratios shown in the table above do not reflect a fee waiver that currently is in effect and which causes the actual expense ratio to be lower. The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

----------
* Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

                                                 American Funds Insurance Series

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF DECEMBER 31, 2006

                                  [PIE CHART]

Equity securities                       69.1%
Non-U.S. government
   bonds & notes                         0.1%
Asset-backed obligations                 0.7%
Corporate bonds                          8.6%
Mortgage-backed obligations              6.2%
U.S. government & government
   agency bonds & notes                  4.6%
Short-term securities & other
   assets less liabilities              10.7%

                                  [LINE GRAPH]

AFIS Asset Allocation
    Fund Class 2                 S&P 500            Citigroup BIG Index                CPI
12/31/96    $  10,000      12/31/96   $  10,000     12/31/96   $  10,000      12/31/96   $  10,000
12/31/97    $  12,015      12/31/97   $  13,335     12/31/97   $  10,964      12/31/97   $  10,170
12/31/98    $  13,569      12/31/98   $  17,146     12/31/98   $  11,919      12/31/98   $  10,334
12/31/99    $  14,508      12/31/99   $  20,753     12/31/99   $  11,820      12/31/99   $  10,612
12/31/00    $  15,146      12/31/00   $  18,864     12/31/00   $  13,190      12/31/00   $  10,971
12/31/01    $  15,224      12/31/01   $  16,624     12/31/01   $  14,314      12/31/01   $  11,141
12/31/02    $  13,339      12/31/02   $  12,951     12/31/02   $  15,758      12/31/02   $  11,406
12/31/03    $  16,240      12/31/03   $  16,664     12/31/03   $  16,420      12/31/03   $  11,620
12/31/04    $  17,594      12/31/04   $  18,476     12/31/04   $  17,155      12/31/04   $  11,999
12/31/05    $  19,202      12/31/05   $  19,382     12/31/05   $  17,596      12/31/05   $  12,409
12/31/06    $  22,017      12/31/06   $  22,441     12/31/06   $  18,358      12/31/06   $  12,724

AVERAGE ANNUAL TOTAL RETURNS BASED ON A $1,000 INVESTMENT FOR PERIODS ENDED DECEMBER 31, 2006

                                  CLASS 1    CLASS 2    CLASS 3
                                  -------    -------    -------
1 year                            + 14.96%   + 14.66%   + 14.75%
5 years                           +  7.93    +  7.66    +  7.74
10 years                          +  8.48    +  8.21    +  8.29
Lifetime (since August 1, 1989)   +  9.70    +  9.40    +  9.50
                                  -------    -------    -------
Gross expense ratio                   .33        .58        .51

The gross expense ratios shown in the table above do not reflect a fee waiver that currently is in effect and which causes the actual expense ratio to be lower. The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

----------
1     Citigroup Broad Investment-Grade (BIG) Bond Index.

2 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Asset Allocation Fund

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

ASSET ALLOCATION FUND had a strong year in the 12 months ended December 31, 2006, rising 14.7%. The fund trailed the S&P 500, which gained 15.8%, but far outpaced the Citigroup Broad Investment-Grade (BIG) Bond Index, which increased by 4.3%.

At the end of 2006, Asset Allocation Fund's portfolio was 69.1% invested in equities, from which it gained the majority of its strength, and 20.2% invested in bonds. The fund drew much of its strength from its investments in the oil, gas and consumable fuels industries, which were particularly strong. Its investments in software and diversified telecommunications also helped.

In the fixed-income portfolio, the fund held 8.6% of its assets in corporate bonds. The Federal Reserve raised the federal funds rate four times during the first half of 2006, but the action had little influence on long-term rates. Yields on the 10-year U.S. Treasury, a benchmark for mortgages and corporate bonds, rose from 4.4% at the beginning of the year to 4.7% at year-end.

In this environment, investors showed a willingness to take more risk and the prices of corporate bonds, especially high-yield bonds, gained value.

                                                 American Funds Insurance Series

                                   [PICTURE]

The benefits of choice: understanding your options

An English novelist once wrote, "the strongest principle of growth lies in human choice." Though not as she originally intended, her words hold true for investing. Understanding the many available options can help you make better investment decisions and ultimately, maximize the growth of your portfolio. It is important to keep in mind, however, that choosing the right investment options depends on many factors, including your age, when you plan to retire and your tolerance for risk.

With its diverse range of choices, American Funds Insurance Series can help you meet your retirement goals. To that end, two new funds were added to the series' lineup this year to help balance its offerings and provide you with more options. On the following pages, we'll differentiate the 15 funds in the series and discuss them in greater detail. We hope this will give you a better understanding of the funds and how they can serve your long-term investment goals.

                                                 American Funds Insurance Series

"It's important to keep in mind that our focus is on companies -- not countries or regions. We rely on in-depth global research to find companies with sound management teams and sustainable competitive advantages."

                                            -- STEVE WATSON, PORTFOLIO COUNSELOR

Global Discovery Fund

Global Growth Fund

Global Small
Capitalization Fund

International Fund

New World Fund

Growth Fund

Helping to build your retirement assets

THE FIRST PHASE OF RETIREMENT SAVINGS -- ACCUMULATING ASSETS -- TYPICALLY BEGINS LONG BEFORE RETIREMENT. DURING THIS PHASE, INVESTORS ARE LIKELY TO FOCUS ON GROWTH. AMERICAN FUNDS INSURANCE SERIES HAS SIX GROWTH-ORIENTED OPTIONS THAT GIVE INVESTORS A FULL RANGE OF CHOICES.

GLOBAL DISCOVERY FUND seeks growth by investing in some of the most dynamic sectors of the global economy. Within these parameters, the fund's portfolio encompasses a broad spectrum of companies. As industries as diverse as technology, financial services and health care become increasingly intrinsic to how we operate our businesses and manage our lives, the fund's investment options continue to expand.

THE GLOBAL ADVANTAGE

Over the past few decades, political and economic changes around the world have opened borders to free trade and free enterprise and have spurred technological innovations. As the global marketplace has grown, so has the number of investment opportunities around the world.

                                  [PIE CHART]

WHERE THE WORLD IS INVESTED    WORLD CAPITALIZATION    MARKET WEIGHT (TRILLIONS)
---------------------------    --------------------    -------------------------
United States                           45%                      $13.1
Europe                                  30                         8.8
Japan                                   10                         2.9
Developing markets                       8                         2.4
Pacific (excluding Japan)                4                         1.1
Canada                                   3                         0.9

Based on MSCI indices as of December 31, 2006. World capitalization as a percentage of the MSCI ACWI (All Country World Index) Index.

"Since its inception, the fund's purview has gone well beyond technology, telecommunications and media," says Gordon Crawford, one of the fund's three portfolio counselors. "We also invest in companies that specialize in business services, retail and finance, to name just a few. None of these industries is new, yet they are always evolving and our investments evolve with them."

In addition, the fund's investment universe literally covers the world. While the largest portion of its assets remain in the U.S., the international component of the portfolio has been increasing steadily. Including the U.S., Global Discovery Fund is currently invested in more than two dozen countries.

                                                 American Funds Insurance Series

[PHOTO]

Some of the largest and most successful companies are based overseas. In fact, more than three-quarters of the world's stocks are listed on exchanges outside the U.S. Of course, investing outside the United States poses its own risks, including currency fluctuations and political uncertainty. Still, investing overseas offers opportunities, and the flexibility of GLOBAL GROWTH FUND allows it to take advantage of these opportunities.

"We believe that being able to invest in companies regardless of where they are located offers tremendous value to investors. It's beneficial not only in terms of capitalizing on opportunity, but also by creating a geographically diverse portfolio that is better able to withstand regional economic downturns and currency fluctuations," says Steve Watson, one of the fund's three portfolio counselors. "However, it's important to keep in mind that our focus is on companies -- not countries or regions. We rely on in-depth global research to find companies with sound management teams and sustainable competitive advantages." As of its fiscal year-end, the fund's portfolio included investments from approximately 50 companies in more than 20 countries.

GLOBAL SMALL CAPITALIZATION FUND can also invest globally, but its universe is that of small-company stocks -- currently defined by Capital Research and Management Company, investment adviser to the series, as companies with market capitalizations of $3.5 billion or less.

"Despite their attractive growth prospects, many small companies are not widely followed, or understood, by institutions and individual investors. As a result, stock prices don't always reflect a company's true potential," explains Blair Frank, one of three portfolio counselors for the fund. "This works to our advantage. Small-company stocks can reward careful analysis and in-depth research, both of which are at the core of our investment philosophy."

Because the majority of companies listed on the world's stock markets are small-capitalization firms, it is difficult for most traditional analysts to follow this vast array of companies. At Capital Research, a dedicated group of investment professionals make up the Small-Company Research Team, which strives to stay at the forefront of change and follows companies where no established industry exists.

Since INTERNATIONAL FUND, which invests primarily in the stocks of companies located outside the U.S., was launched in 1990, world markets have undergone remarkable changes. Companies are operating globally in order to grow and stay competitive, and the quickening of technological innovation has created new industries. When the fund began, stock markets outside the U.S., as measured by the MSCI ACWI ex USA, had a collective capitalization of about $3.4 trillion, slightly more than that of the United Kingdom today. International stocks are now worth about $16.1 trillion and include markets like South Korea and Brazil.

"One reason to invest outside the U.S. is a simple one: diversification," says Alwyn Heong, one of the fund's three portfolio counselors. "Because stock markets often move in different directions, an international component can help cushion your overall portfolio against declines in the U.S. and hopefully help it do even better at times." Indeed, international markets have bested their U.S. counterparts in 10 of the past 20 calendar years, as measured by the MSCI EAFE and MSCI USA indices.

With the goal of reducing volatility while pursuing long-term capital appreciation, NEW WORLD FUND blends three types of investments -- stocks of multinational companies based in the developed world with significant exposure to the developing world, stocks of companies based in the developing world, and government and corporate bonds of issuers in developing countries.

This flexibility helps the fund meet one of its main objectives -- trying to temper some of the volatility inherent in investing in developing countries. "By having the opportunity of investing outside of the developing world, we try to reduce that volatility," explains Rob Lovelace, one of the fund's three portfolio counselors. "So when developing markets are weak, the fund has tended to have better results than pure emerging markets funds. When developing markets do really well, the fund has tended to do really well."

                                                 American Funds Insurance Series

While the pace of growth may slow in developing countries in the next year or two, it is still "expected to remain very robust," according to the World Bank.

GROWTH FUND is one of the oldest equity options in the American Funds Insurance Series and invests primarily in U.S. companies that have a record of growth, a sustainable competitive edge, good management and solid prospects for the future.

"I look for companies that have proven in the past to have above-average growth and that we believe will continue to have above-average growth in the future," says Donnalisa Barnum, one of the fund's five portfolio counselors. "Careful research by experienced investment professionals is the key. We focus on growth potential for the long term and look for companies with a competitive edge, whether it is in the services or the products they offer, their culture, their product development process, their distribution systems or their technologies."

The fund's five portfolio counselors have an average of 31 years of experience and, with more than $27 billion in assets, it is the largest fund in the American Funds Insurance Series.

Complementing your growth strategy

AS INVESTORS ACCUMULATE ASSETS FOR RETIREMENT, THEY'LL WANT TO USE AS MANY TOOLS AS THEY CAN. ONE VERY IMPORTANT TOOL THAT CAN COMPLEMENT LONG-TERM GROWTH STRATEGY IS REINVESTED DIVIDENDS. AMERICAN FUNDS INSURANCE SERIES HAS THREE INVESTMENT OPTIONS SPECIFICALLY DESIGNED WITH THE IMPORTANCE OF DIVIDENDS IN MIND. WHILE ASSET ALLOCATION FUND DOES NOT FOCUS ON DIVIDENDS, ITS TACTICAL APPROACH TO DIVERSIFICATION CAN ALSO COMPLEMENT YOUR GROWTH STRATEGY.

In the two decades since it was launched in 1984, GROWTH-INCOME FUND has been the cornerstone of many investment plans. The fund invests primarily in dividend-paying U.S. stocks and is designed to seek both capital appreciation and income.

"There are several reasons behind our long-standing belief that dividends merit a prominent role in portfolio strategy," says Jim Dunton, one of the fund's four portfolio counselors. "Dividends provide a strong anchor in all market cycles, and a dividend-focused strategy has historically worked well in a flat or moderately favorable investment environment. They can also smooth out volatility in a portfolio, because dividends tend to be relatively stable and are not directly affected by market fluctuations."

[PHOTO]

In addition, reinvested dividends can account for a large portion of total returns over extended periods. Over the past 25 years, dividends have accounted for about 52% of the total return of U.S. stocks as measured by Standard & Poor's 500 Composite Index.

BLUE CHIP INCOME AND GROWTH FUND focuses on the stocks of large, well-established, dividend-paying companies based primarily in the U.S. (10% of the portfolio holdings may be invested in non-dividend-paying companies). Only companies that have demonstrated their ability to produce relatively steady results over long periods of time qualify for the fund's portfolio.

In short, the fund focuses on stocks issued by large, well-financed U.S.-based companies that often do business around the world. "Global research can be crucial when evaluating U.S. stocks," explains Jim Dunton, one of the fund's three portfolio counselors. "In the pharmaceutical industry, for example, the top company in terms of sales is a U.S. company -- Pfizer. But many of its largest competitors are foreign corporations, so we have to know what's going on with them, too." The fund's portfolio counselors often benefit from the insights of their Capital Research colleagues working around the world.

GLOBAL GROWTH AND INCOME FUND, one of two new funds introduced this year, balances income with growth and offers the opportunity to participate in global markets by investing in established, dividend-focused companies from around the world.

The fund's global reach greatly facilitates its growth and income objectives. "The fund's flexible mandate is truly an asset," says

                                                 American Funds Insurance Series

                                                                       [PICTURE]

"Dividends provide a strong anchor in all market cycles, and a dividend-focused strategy has historically worked well in a flat or moderately favorable investment environment."

                                              -- JIM DUNTON, PORTFOLIO COUNSELOR

Gregg Ireland, one of three portfolio counselors for the fund. "Good opportunities abound in markets around the globe and we've been given carte blanche to seek them out." Currently, no particular region of the world offers the best value. With Capital Research's extensive research effort, world-class companies can be found in all corners of the globe.

As investors get close to retirement, they may find themselves with three seemingly contradictory goals -- current income, preservation of capital and growth of assets. ASSET ALLOCATION FUND aims to achieve these three objectives. It accomplishes this by holding a portfolio of high-quality stocks for growth, a blend of investment-grade and high-yield bonds for current income, and cash for asset preservation.

Growth-Income Fund

Blue Chip Income and Growth Fund

Global Growth and Income Fund

Asset Allocation Fund

"Besides diversification by asset class, the stock and bond portfolios are also diversified by industry. The fund's portfolio represents a cross section of the nation's economy, including financial companies, information technology, health care, telecommunication services, energy and industrial firms," observes Alan Berro, one of four portfolio counselors for the fund.

In addition to its varied holdings, the fund achieves further diversification through the multiple portfolio counselor system, which is common to all funds in the American Funds Insurance Series. In this system, each of the fund's portfolio counselors manages a portion of the portfolio independently within the fund's overall guidelines. This helps provide diversity of investment options and experience.

HOW DIVIDEND AND NON-DIVIDEND-PAYING COMPANIES COMPARE

S&P 500 companies*

1987-2006              AVERAGE ANNUAL TOTAL RETURNS          STANDARD DEVIATION
---------              ----------------------------          ------------------
Dividend payers                  10.11%                           15.19
Non-dividend payers               3.39                            24.55

[LINE GRAPH]

              All       Non
            Dividend  Dividend
  DATE       Payers    Payers
12/31/1986    100.00    100.00
01/31/1987    113.27    117.99
02/28/1987    119.24    126.40
03/31/1987    121.19    128.27
04/30/1987    118.65    131.12
05/31/1987    119.24    136.36
06/30/1987    125.11    135.35
07/31/1987    132.53    147.74
08/31/1987    136.30    151.02
09/30/1987    133.21    150.46
10/31/1987     99.39    100.79
11/30/1987     92.63     95.46
12/31/1987    100.90    102.94
01/31/1988    105.61    104.58
02/29/1988    112.71    113.18
03/31/1988    110.94    113.21
04/30/1988    110.87    115.19
05/31/1988    111.22    114.45
06/30/1988    117.24    123.27
07/31/1988    115.97    119.30
08/31/1988    112.41    111.82
09/30/1988    116.97    115.30
10/31/1988    119.07    112.77
11/30/1988    116.05    110.13
12/31/1988    118.56    116.47
01/31/1989    126.41    127.06
02/28/1989    124.49    127.09
03/31/1989    127.21    125.76
04/30/1989    133.23    132.42
05/31/1989    139.12    141.03
06/30/1989    137.89    138.52
07/31/1989    149.23    148.63
08/31/1989    153.03    155.07
09/30/1989    150.62    152.06
10/31/1989    144.05    136.46
11/30/1989    145.92    134.81
12/31/1989    148.23    133.04
01/31/1990    137.19    121.00
02/28/1990    138.54    122.85
03/31/1990    141.89    131.07
04/30/1990    136.34    121.57
05/31/1990    149.42    131.68
06/30/1990    147.25    126.91
07/31/1990    143.80    116.98
08/31/1990    128.06     98.55
09/30/1990    118.58     86.35
10/31/1990    114.37     78.33
11/30/1990    124.26     85.68
12/31/1990    129.32     87.68
01/31/1991    137.12    101.54
02/28/1991    147.87    112.62
03/31/1991    152.08    116.04
04/30/1991    152.86    114.31
05/31/1991    161.39    117.04
06/30/1991    153.79    106.44
07/31/1991    159.73    110.56
08/31/1991    162.40    114.95
09/30/1991    159.37    109.81
10/31/1991    160.72    109.59
11/30/1991    152.13    103.77
12/31/1991    168.94    114.30
01/31/1992    169.91    121.24
02/29/1992    173.60    130.07
03/31/1992    170.66    122.65
04/30/1992    174.26    118.14
05/31/1992    174.72    115.77
06/30/1992    171.02    110.34
07/31/1992    178.00    112.94
08/31/1992    173.42    106.53
09/30/1992    175.67    110.36
10/31/1992    178.22    114.37
11/30/1992    185.20    121.49
12/31/1992    188.74    125.40
01/31/1993    191.80    131.19
02/28/1993    193.81    129.28
03/31/1993    198.83    131.94
04/30/1993    194.11    127.15
05/31/1993    199.31    133.29
06/30/1993    199.59    131.31
07/31/1993    198.81    130.21
08/31/1993    205.99    136.40
09/30/1993    203.87    136.47
10/31/1993    206.61    141.26
11/30/1993    204.58    139.23
12/31/1993    208.85    142.40
01/31/1994    215.58    149.81
02/28/1994    211.06    148.15
03/31/1994    201.72    139.36
04/30/1994    202.68    136.67
05/31/1994    205.08    136.16
06/30/1994    200.66    130.65
07/31/1994    207.22    133.66
08/31/1994    216.95    143.26
09/30/1994    210.91    138.99
10/31/1994    212.76    140.29
11/30/1994    203.22    133.63
12/31/1994    206.33    135.29
01/31/1995    210.69    135.28
02/28/1995    219.68    140.91
03/31/1995    225.44    145.29
04/30/1995    229.62    150.61
05/31/1995    238.07    153.14
06/30/1995    241.96    163.35
07/31/1995    249.88    167.27
08/31/1995    251.60    167.32
09/30/1995    257.54    169.57
10/31/1995    251.51    159.62
11/30/1995    264.19    165.48
12/31/1995    268.18    163.06
01/31/1996    276.26    165.75
02/29/1996    278.85    168.85
03/31/1996    285.02    167.31
04/30/1996    289.92    180.65
05/31/1996    293.06    183.49
06/30/1996    290.90    176.53
07/31/1996    275.15    161.35
08/31/1996    283.81    166.55
09/30/1996    297.19    175.41
10/31/1996    301.65    172.35
11/30/1996    320.41    189.93
12/31/1996    314.74    184.82
01/31/1997    325.20    194.47
02/28/1997    331.46    186.94
03/31/1997    318.82    180.47
04/30/1997    329.43    180.75
05/31/1997    350.75    201.14
06/30/1997    365.09    202.60
07/31/1997    389.51    229.04
08/31/1997    375.70    228.76
09/30/1997    395.55    235.02
10/31/1997    379.89    214.06
11/30/1997    392.70    213.43
12/31/1997    399.85    207.53
01/31/1998    394.97    214.11
02/28/1998    423.93    233.96
03/31/1998    444.10    244.74
04/30/1998    444.29    246.31
05/31/1998    433.49    234.06
06/30/1998    435.06    239.90
07/31/1998    412.95    230.90
08/31/1998    353.47    179.51
09/30/1998    370.86    189.79
10/31/1998    400.07    209.52
11/30/1998    417.83    220.94
12/31/1998    423.85    236.77
01/31/1999    419.69    254.03
02/28/1999    411.92    239.45
03/31/1999    417.40    245.20
04/30/1999    456.94    259.62
05/31/1999    452.61    262.34
06/30/1999    466.79    279.32
07/31/1999    449.27    267.83
08/31/1999    435.92    263.92
09/30/1999    414.45    256.19
10/31/1999    424.39    260.32
11/30/1999    412.75    282.27
12/31/1999    417.69    318.62
01/31/2000    391.59    295.17
02/29/2000    357.98    312.96
03/31/2000    398.41    326.87
04/30/2000    403.32    309.52
05/31/2000    413.91    289.37
06/30/2000    394.38    300.25
07/31/2000    397.55    285.41
08/31/2000    419.43    316.69
09/30/2000    416.97    289.33
10/31/2000    427.83    277.39
11/30/2000    419.29    228.91
12/31/2000    448.66    233.32
01/31/2001    450.87    268.08
02/28/2001    443.37    222.26
03/31/2001    427.61    195.68
04/30/2001    452.16    222.21
05/31/2001    463.06    218.07
06/30/2001    450.63    217.15
07/31/2001    452.98    201.86
08/31/2001    440.69    179.71
09/30/2001    395.82    139.01
10/31/2001    396.60    154.74
11/30/2001    426.06    179.16
12/31/2001    439.77    181.70
01/31/2002    442.09    174.36
02/28/2002    447.76    156.86
03/31/2002    470.37    171.31
04/30/2002    460.43    155.18
05/31/2002    459.06    147.40
06/30/2002    431.17    124.43
07/31/2002    388.76    105.11
08/31/2002    393.67    103.79
09/30/2002    351.26     87.19
10/31/2002    361.09     99.66
11/30/2002    383.74    118.25
12/31/2002    369.87    105.91
01/31/2003    357.89    103.58
02/28/2003    346.83    102.13
03/31/2003    347.68    101.99
04/30/2003    377.55    115.04
05/31/2003    405.79    130.80
06/30/2003    408.11    131.21
07/31/2003    416.59    135.81
08/31/2003    429.07    145.99
09/30/2003    423.18    141.15
10/31/2003    450.55    151.64
11/30/2003    458.21    155.81
12/31/2003    483.46    161.57
01/31/2004    487.63    170.75
02/29/2004    500.09    170.60
03/31/2004    499.26    166.30
04/30/2004    489.85    157.55
05/31/2004    497.10    161.81
06/30/2004    512.04    165.71
07/31/2004    496.79    149.29
08/31/2004    498.63    144.41
09/30/2004    509.56    149.64
10/31/2004    516.81    156.22
11/30/2004    543.85    166.98
12/31/2004    561.58    174.87
01/31/2005    549.68    163.43
02/28/2005    562.11    163.93
03/31/2005    556.22    159.00
04/30/2005    538.62    151.47
05/31/2005    556.53    164.44
06/30/2005    564.17    166.01
07/31/2005    589.81    176.41
08/31/2005    580.62    176.44
09/30/2005    582.93    178.44
10/31/2005    569.69    171.91
11/30/2005    594.45    176.81
12/31/2005    598.88    177.72
01/31/2006    617.62    188.45
02/28/2006    618.27    188.04
03/31/2006    627.81    191.56
04/30/2006    635.34    191.05
05/31/2006    619.69    181.64
06/30/2006    621.36    177.16
07/31/2006    616.05    168.72
08/31/2006    627.40    179.70
09/30/2006    642.62    184.10
10/31/2006    666.25    189.07
11/30/2006    680.59    195.18
12/31/2006    686.93    194.76

----------
* Returns based on monthly equal-weighted geometric average of total returns of S&P 500 component stocks, with components reconstituted monthly. Underlying data courtesy of Ned Davis Research, Inc. Standard deviation (annualized based on monthly returns) is a measure of how returns over time have varied from the mean and is one of the most common measures of absolute volatility. Results calculated are from December 31, 1986, through December 31, 2006.

                                                 American Funds Insurance Series

                                                                       [PICTURE]

"It's nearly impossible to know which bonds or regions are going to deliver the best returns in a given year. That's why it's best to have a mix of investments in your portfolio at all times."

                                            -- MARK DALZELL, PORTFOLIO COUNSELOR

Bond Fund

Global Bond Fund

High-Income Bond Fund

U.S. Government/
AAA-Rated Securities Fund

Cash Management Fund

STOCKS + BONDS = BALANCE

[LINE GRAPH]

                        12/31/96-12/31/01
         STOCKS                BONDS          STOCKS + BONDS
12/31/1996  $10,000   12/31/1996  $10,000   12/31/1996  $10,000
 1/31/1997  $10,624    1/31/1997  $10,031    1/31/1997  $10,327
 2/28/1997  $10,708    2/28/1997  $10,055    2/28/1997  $10,382
 3/31/1997  $10,269    3/31/1997  $ 9,944    3/31/1997  $10,106
 4/30/1997  $10,881    4/30/1997  $10,093    4/30/1997  $10,487
 5/31/1997  $11,543    5/31/1997  $10,188    5/31/1997  $10,866
 6/30/1997  $12,060    6/30/1997  $10,309    6/30/1997  $11,185
 7/31/1997  $13,019    7/31/1997  $10,587    7/31/1997  $11,803
 8/31/1997  $12,290    8/31/1997  $10,497    8/31/1997  $11,394
 9/30/1997  $12,963    9/30/1997  $10,652    9/30/1997  $11,807
10/31/1997  $12,531   10/31/1997  $10,806   10/31/1997  $11,668
11/30/1997  $13,110   11/30/1997  $10,856   11/30/1997  $11,983
12/31/1997  $13,335   12/31/1997  $10,965   12/31/1997  $12,150
 1/31/1998  $13,482    1/31/1998  $11,106    1/31/1998  $12,294
 2/28/1998  $14,454    2/28/1998  $11,098    2/28/1998  $12,776
 3/31/1998  $15,194    3/31/1998  $11,136    3/31/1998  $13,165
 4/30/1998  $15,347    4/30/1998  $11,194    4/30/1998  $13,270
 5/31/1998  $15,083    5/31/1998  $11,300    5/31/1998  $13,192
 6/30/1998  $15,695    6/30/1998  $11,396    6/30/1998  $13,546
 7/31/1998  $15,529    7/31/1998  $11,420    7/31/1998  $13,475
 8/31/1998  $13,286    8/31/1998  $11,606    8/31/1998  $12,446
 9/30/1998  $14,137    9/30/1998  $11,878    9/30/1998  $13,008
10/31/1998  $15,286   10/31/1998  $11,815   10/31/1998  $13,551
11/30/1998  $16,212   11/30/1998  $11,882   11/30/1998  $14,047
12/31/1998  $17,146   12/31/1998  $11,918   12/31/1998  $14,532
 1/31/1999  $17,862    1/31/1999  $12,003    1/31/1999  $14,933
 2/28/1999  $17,307    2/28/1999  $11,793    2/28/1999  $14,550
 3/31/1999  $18,000    3/31/1999  $11,859    3/31/1999  $14,929
 4/30/1999  $18,697    4/30/1999  $11,896    4/30/1999  $15,297
 5/31/1999  $18,256    5/31/1999  $11,792    5/31/1999  $15,024
 6/30/1999  $19,268    6/30/1999  $11,755    6/30/1999  $15,511
 7/31/1999  $18,667    7/31/1999  $11,705    7/31/1999  $15,186
 8/31/1999  $18,575    8/31/1999  $11,699    8/31/1999  $15,137
 9/30/1999  $18,066    9/30/1999  $11,834    9/30/1999  $14,950
10/31/1999  $19,209   10/31/1999  $11,878   10/31/1999  $15,543
11/30/1999  $19,599   11/30/1999  $11,877   11/30/1999  $15,738
12/31/1999  $20,753   12/31/1999  $11,820   12/31/1999  $16,286
 1/31/2000  $19,710    1/31/2000  $11,781    1/31/2000  $15,746
 2/29/2000  $19,338    2/29/2000  $11,924    2/29/2000  $15,631
 3/31/2000  $21,228    3/31/2000  $12,081    3/31/2000  $16,654
 4/30/2000  $20,590    4/30/2000  $12,046    4/30/2000  $16,318
 5/31/2000  $20,167    5/31/2000  $12,041    5/31/2000  $16,104
 6/30/2000  $20,664    6/30/2000  $12,291    6/30/2000  $16,478
 7/31/2000  $20,342    7/31/2000  $12,403    7/31/2000  $16,372
 8/31/2000  $21,604    8/31/2000  $12,583    8/31/2000  $17,093
 9/30/2000  $20,464    9/30/2000  $12,662    9/30/2000  $16,563
10/31/2000  $20,377   10/31/2000  $12,745   10/31/2000  $16,561
11/30/2000  $18,772   11/30/2000  $12,954   11/30/2000  $15,863
12/31/2000  $18,864   12/31/2000  $13,194   12/31/2000  $16,029
 1/31/2001  $19,533    1/31/2001  $13,410    1/31/2001  $16,471
 2/28/2001  $17,753    2/28/2001  $13,527    2/28/2001  $15,640
 3/31/2001  $16,629    3/31/2001  $13,595    3/31/2001  $15,112
 4/30/2001  $17,920    4/30/2001  $13,538    4/30/2001  $15,729
 5/31/2001  $18,040    5/31/2001  $13,620    5/31/2001  $15,830
 6/30/2001  $17,601    6/30/2001  $13,671    6/30/2001  $15,636
 7/31/2001  $17,428    7/31/2001  $13,977    7/31/2001  $15,703
 8/31/2001  $16,338    8/31/2001  $14,137    8/31/2001  $15,238
 9/30/2001  $15,019    9/30/2001  $14,302    9/30/2001  $14,660
10/31/2001  $15,305   10/31/2001  $14,601   10/31/2001  $14,953
11/30/2001  $16,479   11/30/2001  $14,400   11/30/2001  $15,440

                        12/31/01-12/31/06
         STOCKS                BONDS          STOCKS + BONDS
12/31/2001  $16,624   12/31/2001  $14,308   12/31/2001  $15,466
12/31/2001  $10,000   12/31/2001  $10,000   12/31/2001  $10,000
 1/31/2002  $ 9,854    1/31/2002  $10,081    1/31/2002  $ 9,968
 2/28/2002  $ 9,664    2/28/2002  $10,179    2/28/2002  $ 9,921
 3/31/2002  $10,028    3/31/2002  $10,009    3/31/2002  $10,018
 4/30/2002  $ 9,420    4/30/2002  $10,203    4/30/2002  $ 9,812
 5/31/2002  $ 9,351    5/31/2002  $10,290    5/31/2002  $ 9,820
 6/30/2002  $ 8,685    6/30/2002  $10,379    6/30/2002  $ 9,532
 7/31/2002  $ 8,008    7/31/2002  $10,504    7/31/2002  $ 9,256
 8/31/2002  $ 8,061    8/31/2002  $10,682    8/31/2002  $ 9,371
 9/30/2002  $ 7,185    9/30/2002  $10,855    9/30/2002  $ 9,020
10/31/2002  $ 7,817   10/31/2002  $10,805   10/31/2002  $ 9,311
11/30/2002  $ 8,277   11/30/2002  $10,802   11/30/2002  $ 9,540
12/31/2002  $ 7,791   12/31/2002  $11,026   12/31/2002  $ 9,408
 1/31/2003  $ 7,587    1/31/2003  $11,035    1/31/2003  $ 9,311
 2/28/2003  $ 7,473    2/28/2003  $11,188    2/28/2003  $ 9,330
 3/31/2003  $ 7,545    3/31/2003  $11,179    3/31/2003  $ 9,362
 4/30/2003  $ 8,167    4/30/2003  $11,271    4/30/2003  $ 9,719
 5/31/2003  $ 8,597    5/31/2003  $11,481    5/31/2003  $10,039
 6/30/2003  $ 8,706    6/30/2003  $11,459    6/30/2003  $10,082
 7/31/2003  $ 8,860    7/31/2003  $11,073    7/31/2003  $ 9,967
 8/31/2003  $ 9,032    8/31/2003  $11,147    8/31/2003  $10,090
 9/30/2003  $ 8,937    9/30/2003  $11,442    9/30/2003  $10,189
10/31/2003  $ 9,442   10/31/2003  $11,335   10/31/2003  $10,389
11/30/2003  $ 9,525   11/30/2003  $11,362   11/30/2003  $10,444
12/31/2003  $10,024   12/31/2003  $11,478   12/31/2003  $10,751
 1/31/2004  $10,208    1/31/2004  $11,570    1/31/2004  $10,889
 2/29/2004  $10,350    2/29/2004  $11,696    2/29/2004  $11,023
 3/31/2004  $10,194    3/31/2004  $11,783    3/31/2004  $10,989
 4/30/2004  $10,034    4/30/2004  $11,477    4/30/2004  $10,755
 5/31/2004  $10,171    5/31/2004  $11,431    5/31/2004  $10,801
 6/30/2004  $10,369    6/30/2004  $11,495    6/30/2004  $10,932
 7/31/2004  $10,026    7/31/2004  $11,609    7/31/2004  $10,818
 8/31/2004  $10,066    8/31/2004  $11,831    8/31/2004  $10,949
 9/30/2004  $10,175    9/30/2004  $11,863    9/30/2004  $11,019
10/31/2004  $10,331   10/31/2004  $11,962   10/31/2004  $11,146
11/30/2004  $10,749   11/30/2004  $11,867   11/30/2004  $11,308
12/31/2004  $11,114   12/31/2004  $11,976   12/31/2004  $11,545
 1/31/2005  $10,843    1/31/2005  $12,051    1/31/2005  $11,447
 2/28/2005  $11,071    2/28/2005  $11,980    2/28/2005  $11,526
 3/31/2005  $10,876    3/31/2005  $11,919    3/31/2005  $11,397
 4/30/2005  $10,669    4/30/2005  $12,080    4/30/2005  $11,375
 5/31/2005  $11,009    5/31/2005  $12,211    5/31/2005  $11,610
 6/30/2005  $11,024    6/30/2005  $12,277    6/30/2005  $11,651
 7/31/2005  $11,434    7/31/2005  $12,165    7/31/2005  $11,800
 8/31/2005  $11,330    8/31/2005  $12,321    8/31/2005  $11,826
 9/30/2005  $11,422    9/30/2005  $12,194    9/30/2005  $11,808
10/31/2005  $11,231   10/31/2005  $12,098   10/31/2005  $11,664
11/30/2005  $11,655   11/30/2005  $12,151   11/30/2005  $11,903
12/31/2005  $11,660   12/31/2005  $12,267   12/31/2005  $11,963
 1/31/2006  $11,968    1/31/2006  $12,268    1/31/2006  $12,118
 2/28/2006  $12,001    2/28/2006  $12,308    2/28/2006  $12,154
 3/31/2006  $12,150    3/31/2006  $12,188    3/31/2006  $12,169
 4/30/2006  $12,313    4/30/2006  $12,165    4/30/2006  $12,239
 5/31/2006  $11,959    5/31/2006  $12,152    5/31/2006  $12,056
 6/30/2006  $11,975    6/30/2006  $12,178    6/30/2006  $12,077
 7/31/2006  $12,049    7/31/2006  $12,343    7/31/2006  $12,196
 8/31/2006  $12,335    8/31/2006  $12,532    8/31/2006  $12,433
 9/30/2006  $12,653    9/30/2006  $12,642    9/30/2006  $12,647
10/31/2006  $13,065   10/31/2006  $12,726   10/31/2006  $12,895
11/30/2006  $13,313   11/30/2006  $12,873   11/30/2006  $13,093
12/31/2006  $13,500   12/31/2006  $12,799   12/31/2006  $13,149

Assumes hypothetical $10,000 investments on December 31, 1996, and December 31, 2001, with all distributions reinvested. Stocks are represented by Standard & Poor's 500 Composite Index. Bonds are represented by the Lehman Brothers Aggregate Bond Index. The stocks and bonds portfolio consists of $5,000 invested in stocks and $5,000 invested in bonds at the beginning of each period. The indexes are unmanaged.

Keeping what you earn

ALTHOUGH INVESTORS MAY STILL NEED GROWTH OPTIONS IN THEIR PORTFOLIOS WHEN THEY RETIRE, FIXED-INCOME INVESTMENT OPTIONS SHOULD ALSO PLAY A CRITICAL ROLE IN THEIR PLANS. BONDS PROVIDE A STEADY STREAM OF INCOME AND PROVIDE A COUNTERBALANCE TO EQUITY INVESTMENTS, WHICH CAN OFTEN BE VOLATILE. AMERICAN FUNDS INSURANCE SERIES HAS FOUR FIXED-INCOME INVESTMENT OPTIONS TO HELP INVESTORS DIVERSIFY THEIR PORTFOLIOS.

BOND FUND has a broad mandate covering nearly every area of the bond market, which means the fund can diversify among the best income opportunities that fundamental research can uncover.

The fund's broad diversity helps to minimize risks overall because different types of bonds often respond differently to changing economic conditions and market cycles. Abner Goldstine, one of the fund's four portfolio counselors, explains, "Changing relation-ships among the various sectors of the bond market can create pockets of opportunity for investors with the resources to find them. With Bond Fund, we have the opportunity to move portions into a variety of investments any time and anywhere we uncover value in the market."

As of December 31, 2006, the fund held bonds from issuers in almost every sector of the bond market. Additionally, these holdings have maturities that span the traditional bond sector, from three months to 30 years. With respect to credit quality, the fund focuses primarily on investment-grade debt; it also maintains a modest exposure to high-yield bonds.

                                                 American Funds Insurance Series

[PHOTO]

With more than half of the world's bonds issued outside of the U.S., GLOBAL BOND FUND can help investors access the benefits of global bond investing. The fund, introduced this year, emphasizes total return and invests in a mix of government and corporate bonds primarily in developed markets around the globe. It can also invest up to 25% of its assets in bonds rated below investment-grade, including bonds issued by governments and companies in developing countries.

"It's nearly impossible to know which bonds or regions are going to deliver the best returns in a given year. That's why it's best to have a mix of investments in your portfolio at all times," says Mark Dalzell, one of the fund's three portfolio counselors. However, with that diversity and breadth comes greater complexity.

To help navigate this ever-expanding universe, the fund's portfolio counselors are supported by a team of investment analysts and bond traders who help identify the individual bonds, classes of bonds and maturities most likely to do well in a given interest-rate environment. Additional insights arise from a fixed-income strategy discussion among traders, economists and portfolio counselors who focus on potential changes in interest rates. This approach helps identify investment opportunities across the full spectrum of the bond market.

HIGH-INCOME BOND FUND seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Although the fund's primary goal is to produce a high level of current income for investors, the bonds in its portfolio are never judged solely against current yield. Instead, the fund focuses on producing solid long-term results by balancing attention to yield with a view to long-term value. "We buy holdings on an issuer-by-issuer basis," explains Susan Tolson, one of the fund's three portfolio counselors. "We first look for companies that can service their debt and then, from those companies, we search for those with the highest yield."

A look at the fund's long-term results helps to illustrate this point. Over the past 10 years ended December 31, 2006, the fund's 12-month dividend yield has averaged about 8%, which is slightly less than that of the Lipper High Current Yield Funds Average. However, the fund's average annual total return over the same 10-year period was 6.9%, exceeding the 5.5% return of the Lipper average.

Using fundamental research to select a portfolio of top-quality bonds, U.S. GOVERNMENT/AAA-RATED SECURITIES FUND seeks to offer high current income and preservation of capital.

The fund's focus on high-quality, low-credit-risk bonds can make it an appropriate anchor for a diversified portfolio. "Government bonds tend not only to hold their value during times of market volatility; they tend to go up in value," says Thomas Hogh, one of the fund's three portfolio counselors. "This is partly because investors selling stocks and other riskier assets tend to buy government bonds during times of economic weakness or increased financial market uncertainty. Because of this, the fund has tended to have a more stable value over time, which is particularly attractive to those investors who have a shorter investment time horizon."

With a lifetime average annual total return of 6.7%, the fund has had only three down years in its 21-year history.

CASH MANAGEMENT FUND is as actively managed as the equity and bond funds in the American Funds Insurance Series. "We have access to more than 60 fixed-income investment professionals -- traders, economists and analysts who help to provide a broad-based overview, as well as fundamental analysis," explains Terry Cook, one of the fund's three traders.

Whether used as a temporary holding place for assets between longer term investments, as part of a regular investment program, or simply as a way to earn income on the cash-reserve portion of a balanced portfolio, the stability and convenience of the fund can be instrumental in helping you achieve your long-term financial goals.

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

                                                 American Funds Insurance Series

Global Growth Fund

SUMMARY INVESTMENT PORTFOLIO December 31, 2006

LARGEST INDIVIDUAL EQUITY SECURITIES

                         PERCENT OF NET ASSETS
                         ---------------------
Koninklijke KPN                            1.6%
Societe Generale                           1.5
Novo Nordisk                               1.4
Microsoft                                  1.4
IBM                                        1.4
General Electric                           1.3
Reliance Industries                        1.3
Telefonica                                 1.3
Deutsche Post                              1.2
Macquarie Bank                             1.2

Common stocks -- 84.62%

                                                                                MARKET       PERCENT
                                                                                 VALUE        OF NET
                                                                SHARES           (000)        ASSETS
                                                            ----------      ----------      --------
INFORMATION TECHNOLOGY -- 14.07%

Microsoft Corp.                                              2,012,000      $   60,078          1.40%
International Business Machines Corp.                          600,000          58,290          1.36
Samsung Electronics Co., Ltd.                                   53,440          35,243           .82
Motorola, Inc.                                               1,675,000          34,438           .80
Nokia Corp.                                                  1,682,000          34,354           .80
Murata Manufacturing Co., Ltd.                                 480,000          32,471           .76
Taiwan Semiconductor Manufacturing Co. Ltd.                 11,731,127          24,305
                                                                                                 .75
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)              709,919           7,760
Cisco Systems, Inc.(1)                                       1,146,500          31,334           .73
Other securities                                                               285,683          6.65
                                                                               603,956         14.07
                                                                            ----------         -----

FINANCIALS -- 12.48%

Societe Generale                                               369,400          62,678          1.46
Macquarie Bank Ltd.                                            856,791          53,344          1.24
Allianz SE                                                     192,000          39,204           .91
HSBC Holdings PLC (United Kingdom)                           2,117,769          38,605           .90
Mizuho Financial Group, Inc.                                     4,750          33,928           .79
Kookmin Bank                                                   366,310          29,518           .69
Erste Bank der oesterreichischen Sparkassen AG                 352,480          27,020           .63
Other securities                                                               251,480          5.86
                                                                               535,777         12.48
                                                                            ----------         -----

HEALTH CARE -- 10.71%

Novo Nordisk A/S, Class B                                      727,600          60,600          1.41
AstraZeneca PLC (United Kingdom)                               443,960          23,853
AstraZeneca PLC (Sweden)                                       268,005          14,390           .98
AstraZeneca PLC (ADR)                                           73,000           3,909
Smith & Nephew PLC                                           4,019,300          41,946           .98
WellPoint, Inc.(1)                                             486,000          38,243           .89
Bausch & Lomb Inc.                                             695,000          36,182           .84
UCB SA                                                         490,020          33,587           .78
Roche Holding AG                                               168,500          30,213           .71
Other securities                                                               176,872          4.12
                                                                               459,795         10.71
                                                                            ----------         -----

CONSUMER DISCRETIONARY -- 9.16%

Toyota Motor Corp.                                             342,500          22,910           .53
Other securities                                                               370,417          8.63
                                                                               393,327          9.16
                                                                            ----------         -----

                                                 American Funds Insurance Series

Global Growth Fund

Common stocks

                                                                                MARKET       PERCENT
                                                                                 VALUE        OF NET
                                                                SHARES           (000)        ASSETS
                                                            ----------      ----------      --------
TELECOMMUNICATION SERVICES -- 7.20%

Koninklijke KPN NV                                           4,875,830      $   69,285          1.61%
Telefonica, SA                                               2,534,081          53,897          1.26
Telekom Austria AG                                           1,725,200          46,207          1.08
SOFTBANK CORP.                                               1,509,000          29,356           .68
Sprint Nextel Corp., Series 1                                1,501,750          28,368           .66
Other securities                                                                82,217          1.91
                                                                               309,330          7.20
                                                                            ----------         -----

INDUSTRIALS -- 6.89%

General Electric Co.                                         1,475,455          54,902          1.28
Deutsche Post AG                                             1,780,000          53,641          1.25
Tyco International Ltd.                                      1,465,000          44,536          1.04
Macquarie Infrastructure Group                              10,254,043          27,986           .65
Other securities                                                               114,668          2.67
                                                                               295,733          6.89
                                                                            ----------         -----

CONSUMER STAPLES -- 6.43%

Seven & I Holdings Co., Ltd.                                 1,274,000          39,612           .92
Koninklijke Ahold NV1                                        3,577,000          38,039           .89
Other securities                                                               198,364          4.62
                                                                               276,015          6.43
                                                                            ----------         -----
ENERGY -- 6.10%

Reliance Industries Ltd.                                     1,900,298          54,719          1.28
Royal Dutch Shell PLC, Class B                                 574,666          20,141
                                                                                                 .70
Royal Dutch Shell PLC, Class B (ADR)                           139,643           9,936
Technip SA                                                     430,000          29,502           .69
Norsk Hydro ASA                                                875,000          27,170           .63
Other securities                                                               120,233          2.80
                                                                               261,701          6.10
                                                                            ----------         -----

MATERIALS -- 5.44%

K+S AG                                                         267,000          28,957           .67
UPM-Kymmene Corp.                                            1,090,000          27,497           .64
Other securities                                                               177,316          4.13
                                                                               233,770          5.44
                                                                            ----------         -----

UTILITIES -- 3.01%

Veolia Environment                                             405,900          31,276           .73
Suez SA                                                        550,000          28,468           .66
Other securities                                                                69,431          1.62
                                                                               129,175          3.01
                                                                            ----------         -----

MISCELLANEOUS -- 3.13%

Other common stocks in initial period of acquisition                           134,369          3.13
                                                                            ----------         -----
TOTAL COMMON STOCKS (Cost: $2,731,292,000)                                   3,632,948         84.62
                                                                            ----------         -----


                                                 American Funds Insurance Series

Global Growth Fund

Short-term securities -- 15.58%

                                                                                     PRINCIPAL        MARKET   PERCENT
                                                                                        AMOUNT         VALUE    OF NET
                                                                                         (000)         (000)    ASSETS
                                                                                    ----------   -----------   -------
Federal Home Loan Bank 5.155% - 5.17% due 2/23 - 3/28/2007(2)                       $   53,100   $    52,485      1.22%
Amsterdam Funding Corp. 5.24% - 5.25% due 1/4 - 2/7/2007(3)                             45,000        44,833      1.04
Allied Irish Banks N.A. Inc. 5.23% - 5.28% due 1/4 - 1/29/2007(3)                       35,000        34,913       .81
Ranger Funding Co. LLC 5.25% - 5.26% due 1/24 - 2/1/2007(3)                             35,000        34,849       .81
Liberty Street Funding Corp. 5.25% - 5.28% due 1/9 - 2/21/2007(3)                       35,000        34,828       .81
BMW U.S. Capital LLC 5.22% due 2/14/2007(3)                                             35,000        34,780       .81
Danske Corp. 5.24% - 5.285% due 1/30 - 1/31/2007(3)                                     34,900        34,744       .81
Bank of Ireland 5.24% due 1/22 - 3/14/2007(3)                                           35,000        34,727       .81
Dexia Delaware LLC 5.24% due 1/17/2007                                                  29,500        29,431       .69
Toyota Motor Credit Corp. 5.23% due 1/10 - 2/13/2007                                    21,400        21,320       .50
Other securities                                                                                     311,928      7.27
                                                                                                 -----------    ------
TOTAL SHORT-TERM SECURITIES (cost: $668,811,000)                                                     668,838     15.58
                                                                                                 -----------    ------
TOTAL INVESTMENT SECURITIES (cost: $3,400,103,000)                                                4,301,786    100.20
Other assets less liabilities                                                                         (8,570)     (.20)
                                                                                                 -----------    ------
NET ASSETS                                                                                       $ 4,293,216    100.00%
                                                                                                 ===========    ======

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Miscellaneous" and "Other securities" include securities (with aggregate value of $6,820,000), which were valued under fair value procedures adopted by authority of the board of trustees.

INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's affiliated-company holding is included in "Other securities" under its respective industry sector in the preceding summary investment portfolio. Further details on this holding and related transactions during the year ended December 31, 2006, appear below.

                                                                                     MARKET VALUE
                                                                          DIVIDEND   OF AFFILIATE
                               BEGINNING                         ENDING     INCOME    AT 12/31/06
COMPANY                           SHARES   PURCHASES   SALES     SHARES      (000)          (000)
------------------------       ---------   ---------   -----   --------   --------   ------------
WestJet Airlines Ltd.(1)              --     750,000      --    750,000         --   $      9,396
                                     ---     -------     ---    -------        ---   ------------

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

------------------
(1)   Security did not produce income during the last 12 months.

(2) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $454,194,000, which represented 10.58% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

                                                 American Funds Insurance Series

Growth Fund

SUMMARY INVESTMENT PORTFOLIO December 31, 2006

LARGEST INDIVIDUAL EQUITY SECURITIES

                         PERCENT OF NET ASSETS
                         ---------------------
Google                                     3.2%
Altria Group                               2.7
Microsoft                                  2.4
Roche Holdings                             2.3
Lowe's Companies                           1.9
Target                                     1.7
Schlumberger                               1.6
Kohl's                                     1.4
Medtronic                                  1.4
Fannie Mae                                 1.3

Common stocks -- 92.33%

                                                             MARKET   PERCENT
                                                              VALUE    OF NET
                                                SHARES        (000)    ASSETS
                                            ----------  -----------  --------
INFORMATION TECHNOLOGY -- 15.40%

Google Inc., Class A(1)                      1,881,400  $   866,347      3.20%
Microsoft Corp.                             21,395,000      638,855      2.36
Cisco Systems, Inc.(1)                      12,553,000      343,073      1.27
Oracle Corp.(1)                             14,622,800      250,635       .93
NAVTEQ Corp.(1,2)                            5,700,000      199,329       .74
Nokia Corp.                                  5,015,000      102,428
                                                                          .70
Nokia Corp. (ADR)                            4,250,000       86,360
Samsung Electronics Co., Ltd.                  235,000      154,981       .57
eBay Inc.(1)                                 5,000,000      150,350       .56
Other securities                                          1,376,469      5.07
                                                          4,168,827     15.40
                                                        -----------     -----

ENERGY -- 14.99%

Schlumberger Ltd.                            6,719,600      424,410      1.57
Canadian Natural Resources, Ltd.             5,625,700      300,221      1.11
Halliburton Co.                              9,350,000      290,318      1.07
Suncor Energy Inc.                           3,008,256      237,101       .88
Devon Energy Corp.                           3,409,072      228,681       .84
Transocean Inc.(1)                           2,731,400      220,943       .82
Southwestern Energy Co.(1)                   4,681,200      164,076       .61
EOG Resources, Inc.                          2,515,000      157,062       .58
Other securities                                          2,035,820      7.51
                                                          4,058,632     14.99
                                                        -----------     -----

HEALTH CARE -- 13.37%

Roche Holding AG                             3,460,000      620,392      2.29
Medtronic, Inc.                              6,900,000      369,219      1.36
Zimmer Holdings, Inc.(1)                     3,910,000      306,466      1.13
Amgen Inc.(1)                                4,200,000      286,902      1.06
WellPoint, Inc.(1)                           3,040,000      239,218       .88
Other securities                                          1,799,120      6.65
                                                          3,621,317     13.37
                                                        -----------     -----

CONSUMER DISCRETIONARY -- 13.07%

Lowe's Companies, Inc.                      16,526,000      514,785      1.90
Target Corp.                                 7,890,000      450,125      1.66
Kohl's Corp.(1)                              5,540,000      379,102      1.40
Carnival Corp., units                        6,905,000      338,690      1.25
Johnson Controls, Inc.                       3,599,600      309,278      1.14
Starbucks Corp.(1)                           6,920,000      245,106       .91
Best Buy Co., Inc.                           4,490,400      220,883       .82
Other securities                                          1,080,554      3.99
                                                          3,538,523     13.07
                                                        -----------     -----

                                                 American Funds Insurance Series

Growth Fund

Common stocks

                                                                          MARKET    PERCENT
                                                                           VALUE     OF NET
                                                             SHARES        (000)     ASSETS
                                                         ----------  -----------  ---------
CONSUMER STAPLES -- 8.22%

Altria Group, Inc.                                        8,380,000  $   719,172       2.66%
Walgreen Co.                                              5,000,000      229,450        .85
L'Oreal SA                                                1,500,000      150,214        .55
Coca-Cola Co.                                             2,645,000      127,621        .47
Procter & Gamble Co.                                        855,000       54,951        .20
Other securities                                                         945,861       3.49
                                                                       2,227,269       8.22
                                                                     -----------      -----

FINANCIALS -- 8.14%

Fannie Mae                                                6,140,000      364,655       1.35
American International Group, Inc.                        4,350,000      311,721       1.15
Freddie Mac                                               4,572,700      310,486       1.15
Banco Bradesco SA, preferred nominative (ADR)             5,646,700      227,844        .84
Marsh & McLennan Companies, Inc.                          4,963,200      152,172        .56
Citigroup Inc.                                            2,000,000      111,400        .41
Other securities                                                         724,973       2.68
                                                                       2,203,251       8.14
                                                                     -----------      -----

INDUSTRIALS -- 6.57%

Boeing Co.                                                2,565,000      227,875        .84
General Electric Co.                                      5,270,000      196,097        .72
Other securities                                                       1,354,065       5.01
                                                                       1,778,037       6.57
                                                                     -----------      -----

MATERIALS -- 6.22%

Barrick Gold Corp.                                       11,500,000      353,050       1.30
Newmont Mining Corp.                                      6,305,000      284,671       1.05
Potash Corp. of Saskatchewan Inc.                         1,500,000      215,220        .79
Freeport-McMoRan Copper & Gold Inc., Class B              2,704,500      150,722        .56
Other securities                                                         681,952       2.52
                                                                       1,685,615       6.22
                                                                     -----------      -----

TELECOMMUNICATION SERVICES -- 3.34%

Qwest Communications International Inc.(1)               43,050,000      360,328       1.33
Sprint Nextel Corp., Series 1                            17,430,000      329,253       1.22
Other securities                                                         213,966        .79
                                                                         903,547       3.34
                                                                     -----------      -----

UTILITIES -- 0.65%

Other securities                                                         175,626        .65
                                                                     -----------      -----

MISCELLANEOUS -- 2.36%

Other common stocks in initial period of acquisition                     639,247       2.36
                                                                     -----------      -----
TOTAL COMMON STOCKS (cost: $19,314,598,000)                           24,999,891      92.33
                                                                     -----------      -----

                                                 American Funds Insurance Series

Growth Fund

Short-term securities -- 7.85%


                                                                                          PRINCIPAL           MARKET      PERCENT
                                                                                             AMOUNT            VALUE       OF NET
                                                                                              (000)            (000)       ASSETS
                                                                                       ------------    -------------    ---------
Federal Home Loan Bank 5.085% - 5.155% due 1/12 - 1/31/2007                            $    190,200    $     189,641          .70%
Variable Funding Capital Corp. 5.23% - 5.235% due 1/17 - 2/26/2007(3)                       180,000          178,794          .66
Clipper Receivables Co., LLC 5.23% - 5.25% due 1/2 - 1/31/2007(3)                           175,600          175,131          .65
Bank of America Corp 5.205% - 5.25% due 1/23 - 2/28/2007                                    175,000          173,935          .64
Procter & Gamble International Funding S.C.A. 5.23% - 5.24% due 1/5 - 1/26/2007(3)          150,000          149,575          .55
CAFCO, LLC 5.25% - 5.30% due 1/2 - 2/12/2007(3)                                              82,100           81,747
Ciesco LLC 5.24% - 5.25% due 2/5 - 2/7/2007(3)                                               50,200           49,929          .55
Citigroup Funding Inc. 5.24% due 2/12/2007(4)                                                15,900           15,802
International Lease Finance Corp. 5.21% - 5.22% due 2/1 - 2/9/2007                          100,000           99,479
                                                                                                                              .43
American General Finance Corp. 5.22% due 1/9/2007                                            16,500           16,479
Coca-Cola Co. 5.19% - 5.20% due 1/17 - 1/30/2007(3)                                          75,000           74,769          .28
Other securities                                                                                             918,808         3.39
                                                                                                       -------------       ------
TOTAL SHORT-TERM SECURITIES (cost: $ 2,123,957,000)                                                        2,124,089         7.85
                                                                                                       -------------       ------
TOTAL INVESTMENT SECURITIES (cost: $ 21,438,555,000)                                                      27,123,980       100.18
Other assets less liabilities                                                                                (47,523)        (.18)
                                                                                                       -------------       ------
NET ASSETS                                                                                             $  27,076,457       100.00%
                                                                                                       =============       ======

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. One of the fund's affiliated holdings listed below is also among the fund's largest holdings and is shown in the preceding summary investment portfolio. Affiliated companies not among the fund's largest holdings are included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the year ended December 31, 2006, appear below.

                                                                                          MARKET VALUE
                                                                              DIVIDEND   OF AFFILIATES
                                  BEGINNING                          ENDING     INCOME     AT 12/31/06
COMPANY                              SHARES   PURCHASES   SALES      SHARES      (000)           (000)
-----------------------------     ---------   ---------   -----   ---------   --------   -------------
NAVTEQ Corp.(1,2)                        --   5,700,000      --   5,700,000         --   $     199,329
Rosetta Resources Inc.(1,2,3)     2,980,000          --      --   2,980,000         --          55,637
KGen Power Corp.(1,2,3,5)                --   3,166,128      --   3,166,128         --          44,326
DataPath, Inc.(1,2,3)                    --   2,819,968      --   2,819,968         --          26,790
Aveta, Inc.(1,3,6)                3,918,000          --      --   3,918,000         --              --
                                                                                    --   $     326,082
                                                                                   ===   =============

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

-------------------
(1)   Security did not produce income during the last 12 months.

(2) Represents an affiliated company as defined under the Investment Company Act of 1940.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,627,625,000, which represented 6.01% of the net assets of the fund.

(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

(5) Valued under fair value procedures adopted by authority of the board of trustees.

(6)   Unaffiliated issuer at December 31, 2006.

ADR = American Depositary Receipts

See Notes to Financial Statements

                                                 American Funds Insurance Series

Growth-Income Fund

SUMMARY INVESTMENT PORTFOLIO December 31, 2006

LARGEST INDIVIDUAL EQUITY SECURITIES

                                       PERCENT OF NET ASSETS
                                       ---------------------
Oracle                                                   2.5%
Fannie Mae                                               2.1
Citigroup                                                2.1
American International Group                             2.1
Lowe's Companies                                         1.9
General Electric                                         1.9
Intel                                                    1.8
Microsoft                                                1.7
Cisco Systems                                            1.7
Tyco                                                     1.6

Common stocks -- 86.41%

                                                                                       MARKET     PERCENT
                                                                                        VALUE      OF NET
                                                                         SHARES         (000)      ASSETS
                                                                    -----------   -----------   ---------
INFORMATION TECHNOLOGY -- 20.74%

Oracle Corp.(1)                                                      38,605,000   $   661,690        2.46%
Intel Corp.                                                          23,620,000       478,305        1.78
Microsoft Corp.                                                      15,635,000       466,861        1.74
Cisco Systems, Inc.(1)                                               16,840,000       460,237        1.71
Nokia Corp.                                                          12,775,000       260,921
                                                                                                     1.57
Nokia Corp. (ADR)                                                     8,000,000       162,560
International Business Machines Corp.                                 4,200,000       408,030        1.52
Hewlett-Packard Co.                                                   7,400,000       304,806        1.13
eBay Inc.(1)                                                          9,200,000       276,644        1.03
Google Inc., Class A(1)                                                 430,000       198,006         .74
Other securities                                                                    1,900,514        7.06
                                                                                    5,578,574       20.74
                                                                                  -----------       -----

FINANCIALS -- 13.35%

Fannie Mae                                                            9,688,500       575,400        2.14
Citigroup Inc.                                                       10,237,800       570,245        2.12
American International Group, Inc.                                    7,900,000       566,114        2.10
Bank of America Corp.                                                 5,380,000       287,238        1.07
Capital One Financial Corp.                                           3,099,900       238,134         .89
J.P. Morgan Chase & Co.                                               4,147,900       200,344         .74
Freddie Mac                                                           2,265,000       153,793         .57
Wachovia Corp.                                                        1,330,419        75,767         .28
Other securities                                                                      925,534        3.44
                                                                                    3,592,569       13.35
                                                                                  -----------       -----

HEALTH CARE -- 12.40%

Medtronic, Inc.                                                       4,450,000       238,119         .89
Aetna Inc.                                                            5,500,000       237,490         .88
Cardinal Health, Inc.                                                 3,500,000       225,505         .84
WellPoint, Inc.(1)                                                    2,750,000       216,397         .80
Abbott Laboratories                                                   4,290,000       208,966         .78
Bristol-Myers Squibb Co.                                              7,860,000       206,875         .77
AstraZeneca PLC (ADR)                                                 3,395,150       181,810
                                                                                                      .75
AstraZeneca PLC (Sweden)                                                392,000        21,048
Eli Lilly and Co.                                                     3,735,000       194,593         .72
Other securities                                                                    1,604,666        5.97
                                                                                    3,335,469       12.40
                                                                                  -----------       -----

CONSUMER DISCRETIONARY -- 10.78%

Lowe's Companies, Inc.                                               16,460,000       512,729        1.91
Target Corp.                                                          5,750,000       328,038        1.22
News Corp., Class A                                                  10,815,200       232,310         .86
Time Warner Inc.                                                      9,500,000       206,910         .77
Carnival Corp., units                                                 3,982,100       195,322         .73
Other securities                                                                    1,424,310        5.29
                                                                                    2,899,619       10.78
                                                                                  -----------       -----

                                                 American Funds Insurance Series

Growth-Income Fund

Common stocks

                                                                                       MARKET     PERCENT
                                                                                        VALUE      OF NET
                                                                         SHARES         (000)      ASSETS
                                                                    -----------   -----------   ---------
INDUSTRIALS -- 8.83%

General Electric Co.                                                 13,575,000   $   505,126        1.88%
Tyco International Ltd.                                              13,945,300       423,937        1.57
United Technologies Corp.                                             3,950,000       246,954         .92
United Parcel Service, Inc., Class B                                  3,000,000       224,940         .84
Avery Dennison Corp.                                                  2,815,000       191,223         .71
Other securities                                                                      782,559        2.91
                                                                                    2,374,739        8.83
                                                                                  -----------       -----

ENERGY -- 7.01%

Marathon Oil Corp.                                                    3,085,000       285,363        1.06
Royal Dutch Shell PLC, Class A (ADR)                                  2,000,000       141,580
Royal Dutch Shell PLC, Class B (ADR)                                  1,790,391       127,386        1.02
Royal Dutch Shell PLC, Class B                                          139,816         4,900
Schlumberger Ltd.                                                     4,040,000       255,166         .95
Chevron Corp.                                                         2,563,200       188,472         .70
Other securities                                                                      884,021        3.28
                                                                                    1,886,888        7.01
                                                                                  -----------       -----

CONSUMER STAPLES -- 5.56%

Altria Group, Inc.                                                    2,975,000       255,315         .95
Avon Products, Inc.                                                   5,400,000       178,416         .66
Other securities                                                                    1,063,167        3.95
                                                                                    1,496,898        5.56
                                                                                  -----------       -----

TELECOMMUNICATION SERVICES -- 3.94%

AT&T Inc.                                                             6,500,000       232,375         .86
Sprint Nextel Corp., Series 1                                        11,168,500       210,973         .79
Other securities                                                                      616,368        2.29
                                                                                    1,059,716        3.94
                                                                                  -----------       -----

MATERIALS -- 1.74%

Air Products and Chemicals, Inc.                                      2,660,000       186,945         .69
Other securities                                                                      282,046        1.05
                                                                                      468,991        1.74
                                                                                  -----------       -----

UTILITIES -- 1.13%

Other securities                                                                      303,405        1.13
                                                                                  -----------       -----

MISCELLANEOUS -- 0.93%

Other common stocks in initial period of acquisition                                  251,180         .93
                                                                                  -----------       -----
TOTAL COMMON STOCKS (cost: $17,848,676,000)                                        23,248,048       86.41
                                                                                  -----------       -----

                                                 American Funds Insurance Series

Growth-Income Fund

Convertible securities -- 0.36%

                                                                                                               MARKET    PERCENT
                                                                                                                VALUE     OF NET
                                                                                                                (000)     ASSETS
                                                                                                          -----------   --------
OTHER -- 0.33%

Other securities                                                                                          $    90,573        .33%
                                                                                                          -----------        ---
MISCELLANEOUS -- 0.03%

Other convertible securities in initial period of acquisition                                                   7,087        .03
                                                                                                          -----------        ---
TOTAL CONVERTIBLE SECURITIES (cost: $ 100,077,000)                                                             97,660        .36
                                                                                                          -----------        ---

Bonds & notes -- 0.05%

OTHER -- 0.05%

Other securities                                                                                               13,367        .05
                                                                                                          -----------        ---
TOTAL BONDS & NOTES (cost: $12,529,000)                                                                        13,367        .05
                                                                                                          -----------        ---

Short-term securities -- 12.97%

                                                                                              PRINCIPAL
                                                                                                 AMOUNT
                                                                                                 (000)
                                                                                            -----------
Freddie Mac 5.07% - 5.17% due 1/9 - 3/27/2007                                               $  373,809         371,327      1.38
Federal Home Loan Bank 5.10% - 5.18% due 1/3 - 3/16/2007                                        301,642        299,697      1.11
Variable Funding Capital Corp. 5.23% - 5.25% due 1/4 - 2/2/2007(2)                              228,600        228,112       .85
Clipper Receivables Co., LLC 5.23% - 5.25% due 1/2 - 1/31/2007(2)                               225,000        224,338       .83
Abbott Laboratories 5.18% - 5.24% due 1/2 - 3/13/2007(2)                                        220,500        219,162       .81
Procter & Gamble International Funding S.C.A. 5.23% - 5.27% due 1/8 - 2/12/2007(2)              218,200        217,362       .81
CIT Group, Inc. 5.22% - 5.26%due 1/16 - 3/20/2007(2)                                            185,400        184,308       .69
CAFCO, LLC 5.25% - 5.27% due 1/11 - 2/15/2007(2)                                                 90,900         90,450
                                                                                                                             .66
Ciesco LLC 5.25% - 5.26% due 1/5 - 2/7/2007(2)                                                   86,200         85,913
Fannie Mae 5.075% - 5.17% due 1/3 - 3/23/2007                                                   135,250        134,516       .50
Park Avenue Receivables Co., LLC 5.23% - 5.25% due 1/11 - 3/8/2007(2)                           129,750        129,106       .48
Bank of America Corp. 5.24% - 5.245% due 2/16 - 3/13/2007                                       113,600        112,716       .42
International Lease Finance Corp. 5.21% - 5.23% due 1/4 - 2/12/2007                              85,700         85,541       .32
Ranger Funding Co. LLC 5.25% due 1/12 - 3/1/2007(2)                                              85,280         84,764       .31
IBM Capital Inc. 5.19% - 5.24%    due 1/25 - 3/16/2007(2)                                        76,300         75,799       .28
Jupiter Securitization Co., LLC 5.25% - 5.26% due 1/17 - 1/23/2007(2)                            71,345         71,129       .26
Edison Asset Securitization LLC 5.23% - 5.25% due 1/22 - 3/12/2007(2)                            67,900         67,580       .25
AT&T Inc. 5.25% - 5.26% due 1/11 - 1/18/2007(2)                                                  63,700         63,568       .24
Hewlett-Packard Co. 5.24% - 5.26% due 1/9 - 1/30/2007(2)                                         58,000         57,839       .21
Other securities                                                                                               685,974      2.56
                                                                                                          ------------    ------
TOTAL SHORT-TERM SECURITIES (cost: $ 3,489,207,000)                                                          3,489,201     12.97
                                                                                                          ------------    ------
TOTAL INVESTMENT SECURITIES (cost: $ 21,450,489,000)                                                        26,848,276     99.79
Other assets less liabilities                                                                                   56,578       .21
                                                                                                          ------------    ------
NET ASSETS                                                                                                $ 26,904,854    100.00%
                                                                                                          ============    ======

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the aggregated and listed as a single line item.

--------------
(1)   Security did not produce income during the last 12 months.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,245,485,000, which represented 8.35% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

                                                 American Funds Insurance Series

Asset Allocation Fund

SUMMARY INVESTMENT PORTFOLIO December 31, 2006

LARGEST INDIVIDUAL EQUITY SECURITIES

                                                          PERCENT OF NET ASSETS
                                                          ---------------------
Microsoft                                                            2.7%
Altria Group                                                         2.6
Fannie Mae                                                           2.2
Suncor Energy                                                        2.1
Boeing                                                               1.8
Medtronic                                                            1.7
Schlumberger                                                         1.7
Lowe's Companies                                                     1.6
Freddie Mac                                                          1.3
Newmont Mining                                                       1.3

Common stocks -- 68.92%

                                                                                        MARKET  PERCENT
                                                                                         VALUE   OF NET
                                                                              SHARES     (000)   ASSETS
                                                                          ----------  --------  -------
FINANCIALS -- 12.72%
Fannie Mae                                                                 2,820,000  $167,480     2.23%
Freddie Mac                                                                1,450,000    98,455     1.31
State Street Corp.                                                         1,200,000    80,928     1.08
J.P. Morgan Chase & Co.                                                    1,500,000    72,450      .96
Citigroup Inc.                                                             1,200,000    66,840      .89
Bank of America Corp.                                                      1,250,000    66,737      .89
Societe Generale                                                             375,000    63,628      .84
Allied Irish Banks, PLC                                                    1,815,000    53,881      .72
Other securities                                                                       285,820     3.80
                                                                                       956,219    12.72
                                                                                      --------  -------
INFORMATION TECHNOLOGY -- 9.74%

Microsoft Corp.                                                            6,700,000   200,062     2.66
Hewlett-Packard Co.                                                        1,500,000    61,785      .82
Nokia Corp. (ADR)                                                          3,000,000    60,960      .81
International Business Machines Corp.                                        600,000    58,290      .78
Cisco Systems, Inc.(1)                                                     2,000,000    54,660      .73
Oracle Corp.(1)                                                            3,000,000    51,420      .68
Other securities                                                                       244,932     3.26
                                                                                       732,109     9.74
                                                                                      --------  -------
ENERGY -- 9.60%

Suncor Energy Inc.                                                         1,960,829   154,546     2.06
Schlumberger Ltd.                                                          2,059,800   130,097     1.73
Chevron Corp.                                                              1,234,328    90,760     1.21
Petro-Canada                                                               2,150,000    88,153     1.17
Marathon Oil Corp.                                                           600,000    55,500      .74
Rosetta Resources Inc.(1),(2)                                              2,970,000    55,450      .74
Other securities                                                                       147,187     1.95
                                                                                       721,693     9.60
                                                                                      --------  -------
HEALTH CARE -- 8.93%

Medtronic, Inc.                                                            2,450,000   131,099     1.74
Endo Pharmaceuticals Holdings Inc.(1)                                      2,500,000    68,950      .92
Cardinal Health, Inc.                                                      1,000,000    64,430      .86
Eli Lilly and Co.                                                          1,200,000    62,520      .83
Roche Holding AG                                                             300,000    53,791      .71
Bristol-Myers Squibb Co.                                                   2,000,000    52,640      .70
Pfizer Inc                                                                 2,000,000    51,800      .69
Johnson & Johnson                                                            500,000    33,010      .44
Other securities                                                                       153,335     2.04
                                                                                       671,575     8.93
                                                                                      --------  -------

                                                 American Funds Insurance Series

Asset Allocation Fund

                                                                                        MARKET  PERCENT
                                                                                         VALUE   OF NET
                                                                             SHARES       (000)  ASSETS
                                                                          ---------  ---------  ------
Common stocks

CONSUMER DISCRETIONARY -- 6.70%

Lowe's Companies, Inc.                                                    3,810,000  $ 118,681    1.58%
Johnson Controls, Inc.                                                      800,000     68,736     .92
Target Corp.                                                              1,150,000     65,608     .87
Kohl's Corp.(1)                                                             900,000     61,587     .82
Carnival Corp., units                                                     1,200,000     58,860     .78
Toyota Motor Corp.                                                          800,000     53,513     .71
Other securities                                                                        76,280    1.02
                                                                                       503,265    6.70
                                                                                     ---------  ------
INDUSTRIALS -- 6.50%

Boeing Co.                                                                1,550,000    137,702    1.83
General Electric Co.                                                      1,700,000     63,257     .84
Deere & Co.                                                                 640,000     60,845     .81
Raytheon Co.                                                              1,040,000     54,912     .73
Other securities                                                                       172,197    2.29
                                                                                       488,913    6.50
                                                                                     ---------  ------
MATERIALS -- 5.79%

Newmont Mining Corp.                                                      2,165,000     97,750    1.30
BHP Billiton Ltd.                                                         4,615,000     92,100    1.22
Sealed Air Corp.                                                          1,000,000     64,920     .86
Alcoa Inc.                                                                2,000,000     60,020     .80
Other securities                                                                       120,673    1.61
                                                                                       435,463    5.79
                                                                                     ---------  ------
CONSUMER STAPLES -- 5.05%

Altria Group, Inc.                                                        2,300,000    197,386    2.63
C&C Group PLC                                                             4,276,205     75,885    1.01
Other securities                                                                       106,508    1.41
                                                                                       379,779    5.05
                                                                                     ---------  ------
TELECOMMUNICATION SERVICES -- 1.89%

Other securities                                                                       142,228    1.89
                                                                                     ---------  ------
UTILITIES -- 1.01%

Reliant Energy, Inc.(1)                                                   4,000,000     56,840     .76
Other securities                                                                        18,753     .25
                                                                                        75,593    1.01
                                                                                     ---------  ------
MISCELLANEOUS -- 0.99%

Other common stocks in initial period of acquisition                                    74,238     .99
                                                                                     ---------  ------
TOTAL COMMON STOCKS (cost: $3,901,410,000)                                           5,181,075   68.92
                                                                                     ---------  ------

                                                 American Funds Insurance Series

Asset Allocation Fund

                                                                                          MARKET   PERCENT
                                                                                           VALUE    OF NET
                                                                                            (000)   ASSETS
                                                                                       ---------   -------
Preferred stocks -- 0.21%

OTHER -- 0.21%
Other securities                                                                       $  15,590       .21%
                                                                                       ---------   -------
TOTAL PREFERRED STOCKS (cost: $14,987,000)                                                15,590       .21
                                                                                       ---------   -------
Rights & warrants -- 0.01%

OTHER -- 0.01%

Other securities                                                                             640       .01
                                                                                       ---------   -------
TOTAL RIGHTS & WARRANTS (cost: $559,000)                                                     640       .01

                                                                                       ---------   -------

                                                                           PRINCIPAL
                                                                              AMOUNT
                                                                                (000)
                                                                           ---------
Bonds & notes -- 20.16%

MORTGAGE-BACKED OBLIGATIONS(3) -- 6.17%

Freddie Mac:
  6.00% 2036                                                                $ 70,105      70,620      1.31
  4.789% - 7.50% 2016 - 2036(4)                                               28,212      28,087
Fannie Mae 0% - 7.00% 2009 - 2041                                             59,685      58,840       .78
Other securities                                                                         305,915      4.08
                                                                                         463,462      6.17
                                                                                       ---------   -------
U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 4.59%

U.S. Treasury:
  3.875% 2010                                                                164,000     159,452      3.75
  3.375% - 9.25% 2008 - 2029                                                 109,000     122,600
Fannie Mae 5.25% - 6.25% 2012 - 2029                                          15,375      16,179       .22
Freddie Mac 3.625% 2008                                                        4,750       4,640       .06
Other securities                                                                          42,028       .56
                                                                                         344,899      4.59
                                                                                       ---------   -------
CONSUMER DISCRETIONARY -- 2.16%
                                                                                       ---------   -------
Other securities                                                                         162,672      2.16
                                                                                       ---------   -------
FINANCIALS -- 1.46%

JPMorgan Chase Capital XVIII, Series R, 6.95% 2036                             2,560       2,778       .04
Other securities                                                                         107,202      1.42
                                                                                         109,980      1.46
                                                                                       ---------   -------
INDUSTRIALS -- 1.07%
                                                                                       ---------   -------
Other securities                                                                          80,685      1.07

OTHER -- 4.71%

Other securities                                                                         354,104      4.71
                                                                                       ---------   -------
TOTAL BONDS & NOTES (cost: $1,510,992,000)                                             1,515,802     20.16
                                                                                       ---------   -------

                                                 American Funds Insurance Series

Asset Allocation Fund

                                                                        PRINCIPAL       MARKET   PERCENT
                                                                           AMOUNT        VALUE    OF NET
Short-term securities -- 10.37%                                              (000)        (000)   ASSETS
                                                                        ---------   ----------   -------
Variable Funding Capital Corp. 5.23% - 5.235% due 1/5 -                   $80,900   $   80,761      1.07%
1/18/2007(2)
Procter & Gamble International Funding S.C.A. 5.22% - 5.26% due            70,000       69,832       .93
1/2 - 2/13/2007(2)
NetJets Inc. 5.19% - 5.23% due 1/17 - 2/23/2007(2)                         70,000       69,647       .93
International Lease Finance Corp. 5.22% - 5.225% due 2/1 -                 70,000       69,627       .93
2/12/2007
CAFCO, LLC 5.25% - 5.30% due 1/2 - 1/29/2007(2)                            40,600       40,510       .72
Ciesco LLC 5.26% due 2/7/2007(2)                                           14,000       13,922
Johnson & Johnson 5.18% - 5.20% due 1/18 - 1/19/2007(2)                    50,000       49,868       .66
IBM Capital Inc. 5.19% due 3/7/2007(2)                                     35,000       34,672       .46
Clipper Receivables Co., LLC 5.23% - 5.29% due 1/8/2007(2)                 30,500       30,464       .41
Bank of America Corp. 5.23% - 5.25% due 2/22 - 2/28/2007(5)                26,500       26,286       .35
Jupiter Securitization Co., LLC 5.26% - 5.29% due 1/17/2007(2)             25,000       24,938       .33
Other securities                                                                       268,854      3.58
                                                                                    ----------   -------
TOTAL SHORT-TERM SECURITIES (cost: $779,313,000)                                       779,381     10.37
                                                                                    ----------   -------
TOTAL INVESTMENT SECURITIES (cost: $6,207,261,000)                                   7,492,488     99.67

Other assets less liabilities                                                           24,978       .33
                                                                                    ----------   -------
NET ASSETS                                                                          $7,517,466    100.00%
                                                                                    ==========   =======

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

"Miscellaneous" and "Other securities" include securities (with aggregate value of $19,979,000), which were valued under fair value procedures adopted by authority of the board of trustees.

INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. One of the fund's affiliated holdings listed below is also among the fund's largest holdings and is shown in the preceding summary investment portfolio. Affiliated companies not among the fund's largest holdings are included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the year ended December 31, 2006, appear below.

                                                                                                    MARKET VALUE
                                                                                        DIVIDEND   OF AFFILIATES
                                        BEGINNING                              ENDING     INCOME     AT 12/31/06
COMPANY                                    SHARES   PURCHASES       SALES      SHARES       (000)           (000)
                                        ---------   ---------   ---------   ---------   --------   -------------
Rosetta Resources Inc.(1,2)             2,970,000          --          --   2,970,000         --         $55,450
Aventine Renewable Energy, Inc.(6)      2,000,000          --   2,000,000          --         --              --
                                                                                              --         $55,450
                                                                                        ========   =============

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

---------------------

1     Security did not produce income during the last 12 months.

2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $840,525,000, which represented 11.18% of the net assets of the fund.

3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4     Coupon rate may change periodically.

5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

6     Unaffiliated issuer at December 31, 2006.

ADR = American Depositary Receipts

See Notes to Financial Statements

                                                 American Funds Insurance Series

Financial statements

Statements of assets & liabilities at December 31, 2006

                                                                      GLOBAL
                                          GLOBAL       GLOBAL          SMALL                                       NEW
                                        DISCOVERY      GROWTH     CAPITALIZATION    GROWTH      INTERNATIONAL     WORLD
                                           FUND         FUND            FUND         FUND           FUND           FUND
                                        ----------   ----------   --------------  -----------   -------------   ----------
ASSETS:
Investment securities at market
  Unaffiliated issuers                    $179,296   $4,292,390   $ 3,082,501     $26,797,898   $9,014,867      $1,296,697
  Affiliated issuers                            --        9,396        94,306         326,082           --              --
Cash denominated in non-U.S. currencies        157        3,507         3,916          25,216        7,897           2,250
Cash                                            93           99           215             512           98           3,150
Receivables for:
  Sales of investments                          --        1,071         2,744          27,293       58,802              36
  Sales of fund's shares                       327        7,227         2,130          24,779        6,465           2,522
  Open forward currency contracts               --           --            --              --           --              --
  Closed forward currency contracts             --           --            --              --           --              --
  Dividends and interest                        63        5,045         5,728          17,264       13,660           4,444
Other assets                                    --           --            --              --           --              --
                                        ----------   ----------   --------------  -----------   ----------      ----------
                                           179,936    4,318,735     3,191,540      27,219,044    9,101,789       1,309,099
                                        ----------   ----------   --------------  -----------   ----------      ----------

LIABILITIES:
Payables for:
  Purchases of investments                   1,085       16,094        10,312         104,472       52,351           6,180
  Repurchases of fund's shares                  --        5,596         2,358          24,550       11,597              63
  Open forward currency contracts               --           --            --              --           --              --
  Closed forward currency contracts             --           --            --              --           --              --
  Investment advisory services                  78        1,725         1,710           6,660        3,357             764
  Distribution services                         31          829           614           4,982        1,529             243
  Deferred trustees' compensation                1           46            25             712          316               8
  Other                                          2        1,229         2,073           1,211        4,407           1,074
                                        ----------   ----------   --------------  -----------   ----------      ----------
                                             1,197       25,519        17,092         142,587       73,557           8,332
                                        ----------   ----------   --------------  -----------   ----------      ----------

NET ASSETS AT DECEMBER 31, 2006
  (total: $90,093,172)                    $178,739   $4,293,216   $ 3,174,448     $27,076,457   $9,028,232      $1,300,767
                                        ==========   ==========   ==============  ===========   ==========      ==========
Investment securities at cost:
  Unaffiliated issuers                    $149,079   $3,392,417   $ 2,352,457     $21,147,458   $6,636,049      $  951,880
                                        ==========   ==========   ==============  ===========   ==========      ==========
  Affiliated issuers                            --   $    7,686   $    67,613     $   291,097           --              --
                                        ==========   ==========   ==============  ===========   ==========      ==========
Cash denominated in non-U.S.
  currencies at cost                      $    156   $    3,458   $     3,898     $    25,130   $    7,852      $    2,238
                                        ==========   ==========   ==============  ===========   ==========      ==========

NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                     $146,705   $3,135,161   $ 2,128,764     $19,373,962   $6,148,345      $  844,359
Undistributed (distributions in
  excess of)
net investment income                        (168)       58,293         1,723          43,246       15,449          10,927
Undistributed (accumulated) net
  realized gain (loss)                       1,978      199,204       289,187       1,974,771      489,825         101,668
Net unrealized appreciation                 30,224      900,558       754,774       5,684,478    2,374,613         343,813
                                        ----------   ----------   --------------  -----------   ----------      ----------
NET ASSETS AT DECEMBER 31, 2006           $178,739   $4,293,216   $ 3,174,448     $27,076,457   $9,028,232      $1,300,767
                                        ==========   ==========   ==============  ===========   ==========      ==========
Shares of beneficial interest issued
and outstanding -- unlimited shares
   authorized:
Class 1:
  Net assets (total: $11,722,773)         $ 28,365   $  278,028   $   246,792     $ 3,503,646   $1,648,326      $  125,743
  Shares outstanding                         2,174       11,863         9,923          54,309       74,899           5,833
  Net asset value per share               $  13.05   $    23.44   $     24.87     $     64.51   $    22.01      $    21.56
Class 2:
  Net assets (total: $77,181,384)         $150,374   $4,015,188   $ 2,927,656     $23,121,735   $7,259,480      $1,175,024
  Shares outstanding                        11,571      172,403       118,834         360,847      330,853          54,916
  Net asset value per share               $  13.00       $23.29   $     24.64     $     64.08   $    21.94      $    21.40
Class 3:
  Net assets (total: $1,189,015)                --           --            --     $   451,076   $  120,426              --
  Shares outstanding                            --           --            --           6,993        5,474              --
  Net asset value per share                     --           --            --     $     64.50   $    22.00              --

--------------

*Amount less than one thousand.

See Notes to Financial Statements

                                                 American Funds Insurance Series

                                                                                                 U.S.
BLUE CHIP                                                                          HIGH-      GOVERNMENT/
INCOME AND     GLOBAL GROWTH    GROWTH-       ASSET                    GLOBAL     INCOME      AAA-RATED        CASH
 GROWTH         AND INCOME      INCOME     ALLOCATION       BOND        BOND       BOND       SECURITIES    MANAGEMENT
  FUND             FUND          FUND         FUND          FUND        FUND       FUND          FUND          FUND
------------  --------------  -----------   ----------   ----------   -------   ----------   ------------   ----------
  $4,072,697    $680,425      $26,848,276   $7,437,038   $3,544,983   $25,903   $1,135,587    $646,771      $396,582
          --          --               --       55,450           --        --           --          --            --
          --         169            7,538          105          747        13           83          --            --
         207         184              229        4,859        6,762       103        5,264         124           179
      16,877         983           81,097        2,309        4,244        --        7,074          44            --
       4,941       7,531           12,977        3,725       17,197       416        2,004         827         1,982
          --          --               --           --           89         4           15          --            --
          --          --               --           --           --        19           --          --            --
       4,028         670           24,201       25,324       49,743       436       20,115       5,774            --
          --          --               --          176           41         3          145          --            --
------------  ----------      -----------   ----------   ----------   -------   ----------   ---------      --------
   4,098,750     689,962       26,974,318    7,528,986   3,623,806     26,897    1,170,287     653,540       398,743
------------  ----------      -----------   ----------   ----------   -------   ----------   ---------      --------

          --       6,881           44,109        6,298       16,693        20        9,867          --            --
         239          29           14,203        1,692        1,483        --*         289         755           603
          --          --               --          171           --        20          126          --            --
          --          --               --           --           --        17           --          --            --
       1,296         328            5,426        1,806        1,102        10          419         227            97
         828         124            4,867        1,355          706         2          179          90            61
          25          --*             820          189           39        --*          78          64            32
           1           7               39            9            6         1          248          --*           --
------------  ----------      -----------   ----------   ----------   -------   ----------   ---------      --------
       2,389       7,369           69,464       11,520       20,029        70       11,206       1,136           793
------------  ----------      -----------   ----------   ----------   -------   ----------   ---------      --------

  $4,096,361    $682,593      $26,904,854   $7,517,466   $3,603,777   $26,827   $1,159,081    $652,404      $397,950
============  ==========      ===========   ==========   ==========   =======   ==========   =========      ========

  $3,337,007    $629,932      $21,450,489   $6,158,780   $3,490,620   $25,798   $1,101,463    $645,815      $396,571
============  ==========      ===========   ==========   ==========   =======   ==========   =========      ========
          --          --               --   $   48,481           --        --           --          --            --
============  ==========      ===========   ==========   ==========   =======   ==========   =========      ========
          --    $    167      $     7,312   $      105   $      747   $    13   $       83          --            --
============  ==========      ===========   ==========   ==========   =======   ==========   =========      ========

  $3,173,819    $628,732      $20,517,943   $5,931,675   $3,400,811   $26,743   $1,185,698    $632,353      $382,738

      53,310        (408)          77,000       29,378      154,269        (6)      71,733      28,343        15,205
     133,542       3,761          911,823      271,350       (6,002)       (4)    (132,380)     (9,248)           (4)
     735,690      50,508        5,398,088    1,285,063       54,699        94       34,030         956            11
------------  ----------      -----------   ----------   ----------   -------   ----------   ---------      --------
  $4,096,361    $682,593      $26,904,854   $7,517,466   $3,603,777   $26,827   $1,159,081    $652,404      $397,950
============  ==========      ===========   ==========   ==========   =======   ==========   =========      ========

  $  159,097    $ 45,036      $ 3,758,627   $1,079,632   $  229,446   $11,443   $  293,071    $217,732      $ 97,789
      13,296       4,101           88,583       58,862       19,708     1,124       22,726      18,343         8,418
  $    11.97      $10.98      $     42.43       $18.34   $    11.64   $ 10.18   $    12.90    $  11.87      $  11.62

  $3,937,264    $637,557      $22,688,426   $6,361,798   $3,374,331   $15,384   $  832,490    $402,719      $281,958
     331,714      58,121          537,788      348,967      292,619     1,512       65,102      34,167        24,391
      $11.87      $10.97      $     42.19   $    18.23   $    11.53   $ 10.17   $    12.79    $  11.79      $  11.56

          --          --      $   457,801   $   76,036           --        --   $   33,520    $ 31,953      $ 18,203
          --          --           10,791        4,147           --        --        2,602       2,695         1,569
          --          --      $     42.42   $    18.34           --        --   $    12.88    $  11.86      $  11.60

                                                 American Funds Insurance Series

STATEMENTS OF OPERATIONS for the year ended December 31, 2006

                                                                            GLOBAL
                                                  GLOBAL      GLOBAL        SMALL                                       NEW
                                                DISCOVERY     GROWTH    CAPITALIZATION    GROWTH     INTERNATIONAL     WORLD
                                                  FUND         FUND         FUND           FUND          FUND           FUND
                                                ---------    ---------  --------------  -----------  -------------  -------------
INVESTMENT INCOME:
Income (net of non-U.S. taxes):
  Dividends                                     $   1,454    $  58,529  $      27,000   $   230,145  $     137,909  $      18,894
  Interest                                            972       27,187         15,401       126,275         52,759         11,452
                                                ---------    ---------  -------------   -----------  -------------  -------------
                                                    2,426       85,716         42,401       356,420        190,668         30,346
                                                ---------    ---------  -------------   -----------  -------------  -------------
Fees and expenses:
  Investment advisory services                        807       19,040         19,734        79,939         38,670          8,208
  Distribution services -- Class 2                    286        8,033          6,245        51,547         15,008          2,283
  Distribution services -- Class 3                     --           --             --           847            209             --
  Transfer agent services                              --(3)         2              2            17              5              1
  Reports to shareholders                               3           79             63           578            179             23
  Registration statement and prospectus                 3           77             63           583            177             23
  Postage, stationery and supplies                      2           41             32           289             92             12
  Trustees' compensation                                1           32             23           300            109              8
  Auditing and legal                                    7           31             25           139             54             27
  Custodian                                            27          715            996         1,270          2,401            609
  State and local taxes                                 1           29             24           220             66              9
  Other                                                 5           23             34            57             40             23
                                                ---------    ---------  -------------   -----------  -------------  -------------
  Total fees and expenses before waiver             1,142       28,102         27,241       135,786         57,010         11,226
  Less waiver of fees and expenses:
    Investment advisory services                       81        1,904          1,973         7,994          3,867            821
                                                ---------    ---------  -------------   -----------  -------------  -------------
  Total fees and expenses after waiver              1,061       26,198         25,268       127,792         53,143         10,405
                                                ---------    ---------  -------------   -----------  -------------  -------------
Net investment income                               1,365       59,518         17,133       228,628        137,525         19,941
                                                ---------    ---------  -------------   -----------  -------------  -------------
NET REALIZED GAIN (LOSS) AND UNREALIZED
 APPRECIATION (DEPRECIATION) ON INVESTMENTS
 AND NON-U.S. CURRENCY:
Net realized gain (loss) on:
  Investments                                       7,734      267,207        299,908     1,980,859        502,456        102,402
  Non-U.S. currency transactions                      (33)        (121)          (801)         (231)        (2,088)          (423)
                                                ---------    ---------  -------------   -----------  -------------  -------------
                                                    7,701      267,086        299,107     1,980,628        500,368        101,979
                                                ---------    ---------  -------------   -----------  -------------  -------------
Net unrealized appreciation (depreciation) on:
  Investments                                      14,772      325,447        253,822       226,679        722,359        162,980
  Non-U.S. currency translations                        8           75           (34)           344            138             31
                                                ---------    ---------  -------------   -----------  -------------  -------------
                                                   14,780      325,522        253,788       227,023        722,497        163,011
                                                ---------    ---------  -------------   -----------  -------------  -------------
Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and non-U.S. currency                             22,481      592,608        552,895     2,207,651      1,222,865        264,990
                                                ---------    ---------  -------------   -----------  -------------  -------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                    $  23,846    $ 652,126  $     570,028   $ 2,436,279  $   1,360,390  $     284,931
                                                =========    =========  =============   ===========  =============  =============

------------
(1) For the period May 1, 2006, commencement of operations, through December 31, 2006.

(2) For the period October 4, 2006, commencement of operations, through December 31, 2006.

(3)   Amount less than one thousand.

See Notes to Financial Statements

                                                 American Funds Insurance Series

                                                                                             (DOLLARS IN THOUSANDS)
                                                                                              ---------------------
                                                                                           U.S.
 BLUE CHIP                                                                     HIGH-    GOVERNMENT/
 INCOME AND  GLOBAL GROWTH     GROWTH-       ASSET                 GLOBAL     INCOME     AAA-RATED         CASH
  GROWTH      AND INCOME       INCOME     ALLOCATION     BOND       BOND       BOND     SECURITIES      MANAGEMENT
   FUND        FUND(1)          FUND         FUND        FUND      FUND(2)     FUND        FUND            FUND
-----------  -------------   -----------  ----------  ----------  ---------  ---------  -----------     ----------
 $  62,712   $     2,483     $   360,476  $   82,134  $    1,196  $   --     $   1,997  $        --     $       --
    13,567         2,311         162,840     117,450     175,572     173        78,083       31,969         16,881
----------   -----------     -----------  ----------  ----------  ------     ---------  -----------     ----------
    76,279         4,794         523,316     199,584     176,768     173        80,080       31,969         16,881
----------   -----------     -----------  ----------  ----------  ------     ---------  -----------     ----------

    15,099         1,296          64,732      21,637      12,346      21         4,946        2,884          1,068
     8,554           429          49,632      14,220       6,967       3         1,734          919            563
        --            --             822         138          --      --            63           60             32
         3            --(3)           17           5           2      --(3)          1           --(3)          --(3)
        83             3             563         156          69      --(3)         24           15              8
        83             1             564         159          67      --(3)         24           16              6
        43             4             285          79          36      --(3)         12            7              4
        29             1             313          80          27      --(3)         21           16              8
        20             2             136          39          17      --(3)          6            3              2
        18            34             611         166         126      --(3)         15            4              2
        31            --             212          60          25      --             9            6              2
         8             8              50          16           7       1             7            1              1
----------   -----------     -----------  ----------  ----------  ------     ---------  -----------     ----------
    23,971         1,778         117,937      36,755      19,689      25         6,862        3,931          1,696

     1,510           132           6,473       2,164       1,235       2           495          288            107
----------   -----------     -----------  ----------  ----------  ------     ---------  -----------     ----------
    22,461         1,646         111,464      34,591      18,454      23         6,367        3,643          1,589
----------   -----------     -----------  ----------  ----------  ------     ---------  -----------     ----------
    53,818         3,148         411,852     164,993     158,314     150        73,713       28,326         15,292
----------   -----------     -----------  ----------  ----------  ------     ---------  -----------     ----------

   136,955         3,761         925,659     275,874        (275)     (7)        4,545       (3,537)            --(3)
        --           (45)            586        (539)     (4,141)     (3)         (837)          --             --
----------   -----------     -----------  ----------  ----------  ------     ---------  -----------     ----------
   136,955         3,716         926,245     275,335      (4,416)    (10)        3,708       (3,537)            --(3)
----------   -----------     -----------  ----------  ----------  ------     ---------  -----------     ----------

   388,512        50,493       2,133,401     488,983      56,745     105        27,858         (923)             8
        --            15              67        (188)        616     (11)          (85)          --             --
----------   -----------     -----------  ----------  ----------  ------     ---------  -----------     ----------
   388,512        50,508       2,133,468     488,795      57,361      94        27,773         (923)             8
----------   -----------     -----------  ----------  ----------  ------     ---------  -----------     ----------

   525,467        54,224       3,059,713     764,130      52,945      84        31,481       (4,460)             8
----------   -----------     -----------  ----------  ----------  ------     ---------  -----------     ----------
 $ 579,285   $    57,372     $ 3,471,565  $  929,123  $  211,259  $  234     $ 105,194  $    23,866     $   15,300
==========   ===========     ===========  ==========  ==========  ======     =========  ===========     ==========

                                                 American Funds Insurance Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  GLOBAL DISCOVERY FUND      GLOBAL GROWTH FUND
                                                                                ------------------------- -------------------------
                                                                                 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                                DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                                                    2006         2005         2006         2005
                                                                                ------------ ------------ ------------ ------------
OPERATIONS:
Net investment income                                                           $     1,365  $      925   $    59,518  $    30,708
Net realized gain (loss) on investments and non-U.S. currency transactions            7,701       2,683       267,086       83,182
Net unrealized appreciation (depreciation) on investments and non-U.S.
 currency translations                                                               14,780       6,933       325,522      222,184
                                                                                -----------  ----------   -----------  -----------
 Net increase in net assets resulting from operations                                23,846      10,541       652,126      336,074
                                                                                -----------  ----------   -----------  -----------
DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
Dividends from net investment income and non-U.S. currency gain:
  Class 1                                                                              (271)       (212)       (2,252)      (1,641)
  Class 2                                                                            (1,137)       (650)      (27,641)     (14,177)
  Class 3                                                                                --          --            --           --
                                                                                -----------  ----------   -----------  -----------
   Total dividends from net investment income and non-U.S. currency gain             (1,408)       (862)      (29,893)     (15,818)
                                                                                -----------  ----------   -----------  -----------
Distributions from net realized gain on investments:
 Short-term net realized gain:
  Class 1                                                                              (558)         (9)           --           --
  Class 2                                                                            (2,896)        (36)           --           --
  Class 3                                                                                --          --            --           --
 Long-term net realized gain:
  Class 1                                                                              (465)       (444)           --           --
  Class 2                                                                            (2,418)     (1,687)           --           --
  Class 3                                                                                --          --            --           --
                                                                                -----------  ----------   -----------  -----------
   Total distributions from net realized gain on investments                         (6,337)     (2,176)           --           --
                                                                                -----------  ----------   -----------  -----------
 Total dividends and distributions paid to shareholders                              (7,745)     (3,038)      (29,893)     (15,818)
                                                                                -----------  ----------   -----------  -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from initial capitalization                                                   --          --            --           --
  Proceeds from shares sold                                                           3,836       3,046        53,477        4,184
  Proceeds from reinvestment of dividends and distributions                           1,294         665         2,252        1,641
  Cost of shares repurchased                                                         (2,250)     (2,810)      (25,878)     (26,337)
                                                                                -----------  ----------   -----------  -----------
   Net increase (decrease) from Class 1 transactions                                  2,880         901        29,851      (20,512)
                                                                                -----------  ----------   -----------  -----------
 Class 2:
  Proceeds from shares sold                                                          46,346      32,398       844,863      541,733
  Proceeds from reinvestment of dividends and distributions                           6,451       2,373        27,641       14,177
  Cost of shares repurchased                                                         (4,507)     (2,945)      (54,850)     (30,170)
                                                                                -----------  ----------   -----------  -----------
   Net increase from Class 2 transactions                                            48,290      31,826       817,654      525,740
                                                                                -----------  ----------   -----------  -----------
 Class 3:
  Proceeds from shares sold                                                              --          --            --           --
  Proceeds from reinvestment of dividends and distributions                              --          --            --           --
  Cost of shares repurchased                                                             --          --            --           --
                                                                                -----------  ----------   -----------  -----------
   Net increase (decrease) from Class 3 transactions                                     --          --            --           --
                                                                                -----------  ----------   -----------  -----------
 Net increase in net assets resulting from capital share transactions                51,170      32,727       847,505      505,228
                                                                                -----------  ----------   -----------  -----------
TOTAL INCREASE IN NET ASSETS                                                         67,271      40,230     1,469,738      825,484
NET ASSETS:
Beginning of period                                                                 111,468      71,238     2,823,478    1,997,994
                                                                                -----------  ----------   -----------  -----------
End of period                                                                   $   178,739  $  111,468   $ 4,293,216  $ 2,823,478
                                                                                ===========  ==========   ===========  ===========
Undistributed (distributions in excess of) net investment income                $      (168) $      (92)  $    58,293  $    28,842
                                                                                ===========  ==========   ===========  ===========

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares issued from initial capitalization                                              --          --            --           --
  Shares sold                                                                           309         283         2,469          233
  Shares issued on reinvestment of dividends and distributions                          101          58           113           95
  Shares repurchased                                                                   (186)       (259)       (1,224)      (1,486)
                                                                                -----------  ----------   -----------  -----------
   Net increase (decrease) in shares outstanding                                        224          82         1,358       (1,158)
                                                                                ===========  ==========   ===========  ===========

 Class 2:
  Shares sold                                                                         3,786       2,979        39,535       30,710
  Shares issued on reinvestment of dividends and distributions                          502         207         1,402          824
  Shares repurchased                                                                   (376)       (276)       (2,587)      (1,695)
                                                                                -----------  ----------   -----------  -----------
   Net increase in shares outstanding                                                 3,912       2,910        38,350       29,839
                                                                                ===========  ==========   ===========  ===========

 Class 3:
  Shares sold                                                                            --          --            --           --
  Shares issued on reinvestment of dividends and distributions                           --          --            --           --
  Shares repurchased                                                                     --          --            --           --
                                                                                -----------  ----------   -----------  -----------
   Net increase (decrease) in shares outstanding                                         --          --            --           --
                                                                                ===========  ==========   ===========  ===========

------------
(1) For the period May 1, 2006, commencement of operations, through December 31, 2006.

(2) For the period October 4, 2006, commencement of operations, through December 31, 2006.

(3)   Amount less than one thousand.

See Notes to Financial Statements

                                                 American Funds Insurance Series

                                                                                                  (DOLLARS AND SHARES IN THOUSANDS)
                                                                                                  ---------------------------------
       GLOBAL SMALL                                                                                           BLUE CHIP INCOME
   CAPITALIZATION FUND           GROWTH FUND             INTERNATIONAL FUND           NEW WORLD FUND           AND GROWTH FUND
------------------------- --------------------------  ------------------------- ------------------------- -------------------------
 YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
   2006          2005         2006          2005         2006          2005         2006          2005        2006         2005
------------ ------------ ------------  ------------  ------------ ------------ ------------ ------------ ------------ ------------
$    17,133  $     8,958  $    228,628  $    128,993  $   137,525  $    88,268  $   19,941   $  11,401    $    53,818  $    41,376
    299,107      206,084     1,980,628       637,504      500,368      337,026     101,979      25,512        136,955      188,414
    253,788      195,259       227,023     2,278,471      722,497      672,176     163,011      78,562        388,512      (18,550)
-----------  -----------  ------------  ------------  -----------  -----------  ----------   ---------    -----------  -----------
    570,028      410,301     2,436,279     3,044,968    1,360,390    1,097,470     284,931     115,475        579,285      211,240
-----------  -----------  ------------  ------------  -----------  -----------  ----------   ---------    -----------  -----------

     (1,490)      (2,301)      (34,631)      (31,560)     (28,625)     (24,409)     (1,693)       (975)        (1,925)      (1,538)
    (11,446)     (14,454)     (174,167)     (112,734)    (108,664)     (61,960)    (13,873)     (5,908)       (39,240)     (26,306)
         --           --        (3,616)       (3,387)      (1,878)      (1,577)         --          --             --           --
-----------  -----------  ------------  ------------  -----------  -----------  ----------   ---------    -----------  -----------
    (12,936)     (16,755)     (212,414)     (147,681)    (139,167)     (87,946)    (15,566)     (6,883)       (41,165)     (27,844)
-----------  -----------  ------------  ------------  -----------  -----------  ----------   ---------    -----------  -----------

       (538)          --            --            --           --           --          --          --           (613)          --
     (5,511)          --            --            --           --           --          --          --        (14,642)          --
         --           --            --            --           --           --          --          --             --           --

    (11,953)          --       (21,900)           --      (14,699)          --        (777)         --         (6,818)          --
   (122,408)          --      (127,584)           --      (54,210)          --      (6,937)         --       (162,814)          --
         --           --        (2,908)           --       (1,054)          --          --          --             --           --
-----------  -----------  ------------  ------------  -----------  -----------  ----------   ---------    -----------  -----------
   (140,410)          --      (152,392)           --      (69,963)          --      (7,714)         --       (184,887)          --
-----------  -----------  ------------  ------------  -----------  -----------  ----------   ---------    -----------  -----------
   (153,346)     (16,755)     (364,806)     (147,681)    (209,130)     (87,946)    (23,280)     (6,883)      (226,052)     (27,844)
-----------  -----------  ------------  ------------  -----------  -----------  ----------   ---------    -----------  -----------

         --           --            --            --           --           --          --          --             --           --
     24,884       16,402        75,477         5,159        6,333        4,402      29,547      21,021         15,459       12,123
     13,981        2,301        56,531        31,560       43,324       24,409       2,470         975          9,356        1,538
    (61,177)     (26,425)     (634,730)     (588,755)    (240,979)    (195,519)    (21,658)     (9,673)       (14,648)     (16,350)
-----------  -----------  ------------  ------------  -----------  -----------  ----------   ---------    -----------  -----------
    (22,312)      (7,722)     (502,722)     (552,036)    (191,322)    (166,708)     10,359      12,323         10,167       (2,689)
-----------  -----------  ------------  ------------  -----------  -----------  ----------   ---------    -----------  -----------

    605,175      464,270     3,219,737     4,085,834    1,576,966    1,320,757     293,407     221,690        482,725      528,383
    139,365       14,454       301,751       112,734      162,874       61,960      20,810       5,908        216,696       26,306
   (172,814)     (47,394)     (477,546)     (220,641)    (163,789)     (63,602)    (50,811)    (19,028)      (130,490)     (49,060)
-----------  -----------  ------------  ------------  -----------  -----------  ----------   ---------    -----------  -----------
    571,726      431,330     3,043,942     3,977,927    1,576,051    1,319,115     263,406     208,570        568,931      505,629
-----------  -----------  ------------  ------------  -----------  -----------  ----------   ---------    -----------  -----------

         --           --         6,187        16,188        7,615        3,267          --          --             --           --
         --           --         6,524         3,387        2,931        1,577          --          --             --           --
         --           --       (99,810)     (106,454)     (23,044)     (24,295)         --          --             --           --

-----------  -----------  ------------  ------------  -----------  -----------  ----------   ---------    -----------  -----------
         --           --       (87,099)      (86,879)     (12,498)     (19,451)         --          --             --           --
-----------  -----------  ------------  ------------  -----------  -----------  ----------   ---------    -----------  -----------
    549,414      423,608     2,454,121     3,339,012    1,372,231    1,132,956     273,765     220,893        579,098      502,940
-----------  -----------  ------------  ------------  -----------  -----------  ----------   ---------    -----------  -----------
    966,096      817,154     4,525,594     6,236,299    2,523,491    2,142,480     535,416     329,485        932,331      686,336

  2,208,352    1,391,198    22,550,863    16,314,564    6,504,741    4,362,261     765,351     435,866      3,164,030    2,477,694
-----------  -----------  ------------  ------------  -----------  -----------  ----------   ---------    -----------  -----------
$ 3,174,448  $ 2,208,352  $ 27,076,457  $ 22,550,863  $ 9,028,232  $ 6,504,741  $1,300,767 $   765,351    $ 4,096,361  $ 3,164,030
===========  ===========  ============  ============  ===========  ===========  ==========   =========    ===========  ===========
$     1,723  $   (11,977) $     43,246  $     27,278  $    15,449  $    12,424  $   10,927 $     6,321    $    53,310  $    40,657
===========  ===========  ============  ============  ===========  ===========  ==========   =========    ===========  ===========

         --           --            --            --           --           --          --          --             --           --
      1,070          884         1,227            94          313          261       1,569       1,409          1,362        1,181
        668          129           924           549        2,124        1,338         146          68            895          148
     (2,682)      (1,431)      (10,324)      (11,005)     (11,857)     (11,794)     (1,184)       (655)        (1,308)      (1,577)
-----------  -----------  ------------  ------------  -----------  -----------  ----------   ---------    -----------  -----------
       (944)        (418)       (8,173)      (10,362)      (9,420)     (10,195)        531         822            949         (248)
===========  ===========  ============  ============  ===========  ===========  ==========   =========    ===========  ===========

     26,182       25,005        52,766        77,199       77,838       79,263      15,627      14,879         42,906       51,501
      6,710          816         4,975         1,976        7,986        3,390       1,238         412         20,876        2,549
     (7,671)      (2,568)       (7,881)       (4,104)      (8,194)      (3,679)     (2,831)     (1,288)       (11,663)      (4,760)
-----------  -----------  ------------  ------------  -----------  -----------  ----------   ---------    -----------  -----------
     25,221       23,253        49,860        75,071       77,630       78,974      14,034      14,003         52,119       49,290
===========  ===========  ============  ============  ===========  ===========  ==========   =========    ===========  ===========

         --           --           100           320          375          196          --          --             --           --
         --           --           107            60          144           87          --          --             --           --
         --           --        (1,629)       (2,009)      (1,144)      (1,460)         --          --             --           --
-----------  -----------  ------------  ------------  -----------  -----------  ----------   ---------    -----------  -----------
         --           --        (1,422)       (1,629)        (625)      (1,177)         --          --             --           --
===========  ===========  ============  ============  ===========  ===========  ==========   =========    ===========  ===========

                                                 American Funds Insurance Series

                                                               GLOBAL GROWTH
STATEMENTS OF CHANGES IN NET ASSETS                           AND INCOME FUND     GROWTH-INCOME FUND        ASSET ALLOCATION FUND
                                                              ---------------  -------------------------- -------------------------
                                                                PERIOD ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                                  2006(1)          2006         2005         2006         2005
                                                              ---------------  ------------  ------------ ------------ ------------
OPERATIONS:
Net investment income                                         $        3,148   $   411,852   $   292,034  $   164,993  $   126,432
Net realized gain (loss) on investments and non-U.S.
currency transactions                                                  3,716       926,245       562,628      275,335      133,120
Net unrealized appreciation (depreciation) on investments
and non-U.S. currency translations                                    50,508     2,133,468       364,066      488,795      234,416
                                                              --------------   -----------   -----------  -----------  -----------
 Net increase in net assets resulting from operations                 57,372     3,471,565     1,218,728      929,123      493,968
                                                              --------------   -----------   -----------  -----------  -----------
DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
Dividends from net investment income and non-U.S. currency
gain:
  Class 1                                                               (271)      (63,674)      (58,162)     (24,341)     (20,656)
  Class 2                                                             (3,240)     (327,704)     (221,139)    (132,041)    (106,102)
  Class 3                                                                 --        (6,935)       (6,306)      (1,651)      (1,653)
                                                              --------------   -----------   -----------  -----------  -----------
   Total dividends from net investment income and non-U.S.
    currency gain                                                     (3,511)     (398,313)     (285,607)    (158,033)    (128,411)
                                                              --------------   -----------   -----------  -----------  -----------
Distributions from net realized gain on investments:
 Short-term net realized gain:
  Class 1                                                                 --            --            --           --           --
  Class 2                                                                 --            --            --           --           --
  Class 3                                                                 --            --            --           --           --
 Long-term net realized gain:
  Class 1                                                                 --       (88,403)      (15,967)     (11,851)          --
  Class 2                                                                 --      (467,528)      (62,034)     (72,811)          --
  Class 3                                                                 --       (10,810)       (2,000)      (1,004)          --
                                                              --------------   -----------   -----------  -----------  -----------
   Total distributions from net realized gain on investments              --      (566,741)      (80,001)     (85,666)          --
                                                              --------------   -----------   -----------  -----------  -----------
 Total dividends and distributions paid to shareholders               (3,511)     (965,054)     (365,608)    (243,699)    (128,411)
                                                              --------------   -----------   -----------  -----------  -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from initial capitalization                                10,000            --            --           --           --
  Proceeds from shares sold                                           30,969         3,828         2,448      169,379        6,110
  Proceeds from reinvestment of dividends and distributions              271       152,077        74,129       36,192       20,656
  Cost of shares repurchased                                             (74)     (608,513)     (614,621)    (102,082)    (104,648)
                                                              --------------   -----------   -----------  -----------  -----------
   Net increase (decrease) from Class 1 transactions                  41,166      (452,608)     (538,044)     103,489      (77,882)
                                                              --------------   -----------   -----------  -----------  -----------
 Class 2:
  Proceeds from shares sold                                          585,540     2,849,467     3,676,296      777,608      970,962
  Proceeds from reinvestment of dividends and distributions            3,240       795,232       283,173      204,852      106,102
  Cost of shares repurchased                                          (1,214)     (636,700)     (141,546)    (321,253)     (56,161)
                                                              --------------   -----------   -----------  -----------  -----------
   Net increase from Class 2 transactions                            587,566     3,007,999     3,817,923      661,207    1,020,903
                                                              --------------   -----------   -----------  -----------  -----------
 Class 3:
  Proceeds from shares sold                                               --         1,254        12,416        3,176        2,351
  Proceeds from reinvestment of dividends and distributions               --        17,745         8,306        2,655        1,653
  Cost of shares repurchased                                              --       (80,096)     (105,080)     (13,663)     (14,040)
                                                              --------------   -----------   -----------  -----------  -----------
   Net increase (decrease) from Class 3 transactions                      --       (61,097)      (84,358)      (7,832)     (10,036)
                                                              --------------   -----------   -----------  -----------  -----------
 Net increase in net assets resulting from capital share
  transactions                                                       628,732     2,494,294     3,195,521      756,864      932,985
                                                              --------------   -----------   -----------  -----------  -----------
TOTAL INCREASE IN NET ASSETS                                         682,593     5,000,805     4,048,641    1,442,288    1,298,542
                                                              ==============   ===========   ===========  ===========  ===========
NET ASSETS:
Beginning of period                                                       --    21,904,049    17,855,408    6,075,178    4,776,636
                                                              --------------   -----------   -----------  -----------  -----------
End of period                                                 $      682,593   $26,904,854   $21,904,049  $ 7,517,466  $ 6,075,178
Undistributed (distributions in excess of) net investment
 income                                                       $         (408)  $    77,000   $    62,875  $    29,378  $    22,702
                                                              ==============   ===========   ===========  ===========  ===========
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares issued from initial capitalization                            1,000            --            --           --           --
  Shares sold                                                          3,083            93            67        9,512          385
  Shares issued on reinvestment of dividends and distributions            25         3,862         1,958        2,052        1,258
  Shares repurchased                                                      (7)      (15,201)      (16,647)      (5,805)      (6,585)
                                                              --------------   -----------   -----------  -----------  -----------
   Net increase (decrease) in shares outstanding                       4,101       (11,246)      (14,622)       5,759       (4,942)
                                                              ==============   ===========   ===========  ===========  ===========
 Class 2:
  Shares sold                                                         57,949        71,465       100,592       44,538       61,664
  Shares issued on reinvestment of dividends and distributions           298        20,312         7,515       11,718        6,492
  Shares repurchased                                                    (126)      (15,943)       (3,852)     (18,153)      (3,564)
                                                              --------------   -----------   -----------  -----------  -----------
   Net increase in shares outstanding                                 58,121        75,834       104,255       38,103       64,592
                                                              ==============   ===========   ===========  ===========  ===========
 Class 3:
  Shares sold                                                             --            31           350          183          148
  Shares issued on reinvestment of dividends and distributions            --           452           220          151          101
  Shares repurchased                                                      --        (2,004)       (2,863)        (776)        (887)
                                                              --------------   -----------   -----------  -----------  -----------
   Net increase (decrease) in shares outstanding                          --        (1,521)       (2,293)        (442)        (638)
                                                              ==============   ===========   ===========  ===========  ===========

------------------
(1) For the period May 1, 2006, commencement of operations, through December 31, 2006.

(2) For the period October 4, 2006, commencement of operations, through December 31, 2006.

(3)   Amount less than one thousand.

See Notes to Financial Statements

                                                 American Funds Insurance Series

                                                                                                   (DOLLARS AND SHARES IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                              GLOBAL BOND                                       U.S. GOVERNMENT/
          BOND FUND              FUND           HIGH-INCOME BOND FUND       AAA-RATED SECURITIES FUND        CASH MANAGEMENT FUND
---------------------------   ------------   ---------------------------   ---------------------------   ---------------------------
 YEAR ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     2006          2005         2006(2)         2006            2005          2006           2005            2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$   158,314    $   110,408    $       150    $    73,713    $    58,237    $    28,326    $    23,930    $    15,292    $     6,739

     (4,416)         2,178            (10)         3,708         11,521         (3,537)         2,137             --(3)          (1)

     57,361        (77,663)            94         27,773        (49,267)          (923)       (10,709)             8              1
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
    211,259         34,923            234        105,194         20,491         23,866         15,358         15,300          6,739
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     (7,578)        (7,502)           (79)       (18,213)       (20,075)        (9,348)       (10,544)        (1,903)          (737)
   (106,551)       (73,453)           (76)       (41,173)       (29,252)       (14,236)       (11,720)        (4,485)        (1,087)
         --             --             --         (2,049)        (2,392)        (1,245)        (1,507)          (378)          (129)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   (114,129)       (80,955)          (155)       (61,435)       (51,719)       (24,829)       (23,771)        (6,766)        (1,953)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         --             --             --             --             --             --             --             --             --
         --             --             --             --             --             --             --             --             --
         --             --             --             --             --             --             --             --             --

         --             --             --             --             --             --             --             --             --
         --             --             --             --             --             --             --             --             --
         --             --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
         --             --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   (114,129)       (80,955)          (155)       (61,435)       (51,719)       (24,829)       (23,771)        (6,766)        (1,953)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         --             --         10,000             --             --             --             --             --             --
     52,576         10,970          1,200          6,186         12,164          4,334          5,194         78,397         49,253
      7,578          7,502             79         18,213         20,075          9,348         10,544          1,903            737
    (19,886)       (26,416)            --(3)     (52,667)       (74,615)       (47,068)       (46,452)       (59,631)       (54,892)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
     40,268         (7,944)        11,279        (28,268)       (42,376)       (33,386)       (30,714)        20,669         (4,902)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    923,008        561,561         15,491        199,599        157,889         74,330         70,062        260,270        136,997
    106,551         73,453             76         41,173         29,252         14,236         11,720          4,485          1,087
    (57,649)       (40,314)           (98)       (28,107)       (24,514)       (27,041)       (20,644)      (141,648)       (98,299)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
    971,910        594,700         15,469        212,665        162,627         61,525         61,138        123,107         39,785
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         --             --             --          2,705          4,903          2,168          4,576         23,065         18,484
         --             --             --          2,049          2,392          1,245          1,507            378            129
         --             --             --        (10,123)       (14,020)       (10,244)        (9,755)       (21,422)       (23,149)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
         --             --             --         (5,369)        (6,725)        (6,831)        (3,672)         2,021         (4,536)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
  1,012,178        586,756         26,748        179,028        113,526         21,308         26,752        145,797         30,347
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
  1,109,308        540,724         26,827        222,787         82,298         20,345         18,339        154,331         35,133

  2,494,469      1,953,745             --        936,294        853,996        632,059        613,720        243,619        208,486
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 3,603,777    $ 2,494,469    $    26,827    $ 1,159,081    $   936,294    $   652,404    $   632,059    $   397,950    $   243,619
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========
$   154,269    $   113,002    $        (6)   $    71,733    $    59,984    $    28,343    $    24,675    $    15,205    $     6,679
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

         --             --          1,000             --             --             --             --             --             --
      4,625            962            116            498            969            370            435          6,852          4,414
        691            670              8          1,518          1,660            826            891            168             66
     (1,746)        (2,323)            --(3)      (4,196)        (5,955)        (4,006)        (3,873)        (5,209)        (4,905)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
      3,570           (691)         1,124         (2,180)        (3,326)        (2,810)        (2,547)         1,811           (425)
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

     81,863         49,855          1,514         16,013         12,715          6,368          5,882         22,823         12,309
      9,793          6,611              7          3,457          2,431          1,264            996            398             98
     (5,122)        (3,572)            (9)        (2,248)        (1,965)        (2,323)        (1,739)       (12,425)        (8,815)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
     86,534         52,894          1,512         17,222         13,181          5,309          5,139         10,796          3,592
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

         --             --             --            219            392            185            381          2,015          1,658
         --             --             --            171            197            110            127             34             12
         --             --             --           (804)        (1,121)          (869)          (812)        (1,876)        (2,074)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
         --             --             --           (414)          (532)          (574)          (304)           173           (404)
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                                                 American Funds Insurance Series

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization -- American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 15 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows:

Global Discovery Fund -- Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.

Global Growth Fund -- Long-term growth of capital by investing primarily in common stocks of companies located around the world.

Global Small Capitalization Fund -- Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.

Growth Fund -- Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.

International Fund -- Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.

New World Fund -- Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

Blue Chip Income and Growth Fund -- To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.

Global Growth and Income Fund -- Long-term growth of capital and current income by investing primarily in stocks of well-established companies located around the world.

Growth-Income Fund -- Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Asset Allocation Fund -- High total return (including income and capital gains) consistent with long-term preservation of capital.

Bond Fund -- As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

Global Bond Fund -- A high level of total return consistent with prudent management by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.

High-Income Bond Fund -- High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

U.S. Government/AAA-Rated Securities Fund -- A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund -- High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

                                                 American Funds Insurance Series

Significant accounting policies -- The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

      Security valuation -- Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series' board of trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

      Security transactions and related investment income -- Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

      Class allocations -- Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

      Dividends and distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

      Non-U.S. currency translation -- Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

      Forward currency contracts -- The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values

                                                 American Funds Insurance Series
      forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

      Mortgage dollar rolls -- The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

      Loan transactions -- The series may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or the borrower to meet the obligations of the loan.

2. NON-U.S. INVESTMENTS

Investment risk -- The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation -- Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions -- Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the table on the following two pages, four funds in the series had capital loss carryforwards available at December 31, 2006. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. The funds will not make distributions from capital gains while capital loss carryforwards remain.

                                                 American Funds Insurance Series

Additional tax basis disclosures are as follows:

                                                                                                             (DOLLARS IN THOUSANDS)
                                                                                                                        BLUE CHIP
                                          GLOBAL      GLOBAL     GLOBAL SMALL                                  NEW       INCOME
                                         DISCOVERY    GROWTH    CAPITALIZATION    GROWTH     INTERNATIONAL    WORLD    AND GROWTH
                                           FUND        FUND          FUND          FUND         FUND          FUND         FUND
                                         ---------  ----------  -------------- ------------  -------------  ---------  -----------
As of December 31, 2006:
 Undistributed (Distribution in
  excess of) ordinary income             $   1,302  $   74,162    $  138,438   $    187,246    $   99,193   $  44,694   $   82,082
 Post-October non-U.S. currency
  loss deferrals (realized during
  the period November 1, 2006,
  through December 31, 2006)*                   (4)       (278)         (161)            --        (1,429)        (85)          --
 Undistributed long-term capital gain          694     185,782       218,971      1,840,600       408,417      79,839      106,861
  Post-October capital loss deferrals
  (realized during the
  period November 1, 2006, through
  December 31, 2006)*                           --          --            --             --            --          --           --
 Capital loss carryforwards                     --          --            --             --            --          --           --
 Gross unrealized appreciation on
  investment securities                     31,725     937,340       820,968      6,032,719     2,479,198     345,097      763,758
 Gross unrealized depreciation
  on investment securities                  (1,689)    (37,779)     (130,543)      (356,411)     (100,971)    (12,125)     (30,134)
 Net unrealized appreciation on
  investment securities                     30,036     899,561       690,425      5,676,308     2,378,227     332,972      733,624
 Cost of investment securities             149,260   3,402,225     2,486,382     21,447,672     6,636,640     963,725    3,339,073
 Reclassification to (from)
  undistributed net investment
  income from (to) undistributed
  net realized gain                            (33)       (174)       10,373           (246)        4,667         231           --
 Reclassification to (from)
  undistributed net investment income
  from (to) capital paid in on shares
  of beneficial interest                        --          --          (870)            --            --          --           --
 Reclassification to
  undistributed net realized gain from
  capital paid in on shares of
  beneficial interest                           --          --           906             --            --          --           --
Utilized capital loss carryforward              --          --            --             --            --          --           --
Expired capital loss carryforward               --          --            --             --            --          --           --
                                         ---------  ----------    ----------   ------------    ----------   ---------   ----------
Capital loss carryforwards:
 Expiring 2007                                  --          --            --             --            --          --           --
 Expiring 2008                                  --          --            --             --            --          --           --
 Expiring 2009                                  --          --            --             --            --          --           --
 Expiring 2010                                  --          --            --             --            --          --           --
 Expiring 2011                                  --          --            --             --            --          --           --
 Expiring 2012                                  --          --            --             --            --          --           --
 Expiring 2013                                  --          --            --             --            --          --           --
 Expiring 2014                                  --          --            --             --            --          --           --
                                         ---------  ----------    ----------   ------------    ----------   ---------   ----------
                                                --          --            --             --            --          --           --
                                         =========  ==========    ==========   ============    ==========   =========   ==========

                                                 American Funds Insurance Series

                                                                                                          (DOLLARS IN THOUSANDS)
                            GLOBAL                                                                    U.S. GOVERNMENT/
                            GROWTH      GROWTH-       ASSET                                 HIGH-        AAA-RATED         CASH
                          AND INCOME    INCOME      ALLOCATION     BOND     GLOBAL BOND  INCOME BOND    SECURITIES      MANAGEMENT
                             FUND        FUND         FUND         FUND        FUND         FUND           FUND            FUND
                          ----------   ---------    ----------  ----------  ---------    -----------  ----------------  ----------
As of December
 31, 2006:
 Undistributed
  (Distribution
  in excess of)
  ordinary income         $    3,953  $    164,940  $   61,928  $  154,731  $        --  $    73,341      $ 28,407      $   15,237
 Post-October non-U.S
  currency loss
  deferrals (realized
  during the period
  November 1, 2006,
  through December
  31, 2006)*                    (101)         (158)       (165)         --          (24)        (298)           --              --
 Undistributed
  long-term
  capital gain                    --       847,610     242,044          --           --           --            --              --
 Post-October
  capital loss
  deferrals (realized
  during the period
  November 1, 2006,
  through December
  31, 2006)*                      --            --          --          --           --       (2,249)          (18)             --
 Capital loss
  carryforwards                   --            --          --      (4,425)          --     (130,131)       (9,230)             (4)
 Gross unrealized
  appreciation on
  investment
  securities                  55,259     5,609,143   1,348,121      74,062          211       44,540         4,581              13
 Gross unrealized
  depreciation on
  investment
  securities                  (5,265)     (234,104)    (66,106)    (21,339)        (108)     (11,667)       (3,625)             (2)
 Net unrealized
  appreciation on
  investment
  securities                  49,994     5,375,039   1,282,015      52,723          103       32,873           956              11
 Cost of investment
  securities                 630,431    21,473,237   6,210,473   3,492,260       25,800    1,102,714       645,815         396,571
 Reclassification
  to (from)
  undistributed net
  investment income
  from (to)
  undistributed
  net realized gain              (45)          586        (284)     (2,918)          (5)        (529)          171              --
 Reclassification to
  (from) undistributed
  net investment
  income from
  (to) capital
  paid in on shares
  of beneficial
  interest                        --            --          --          --            5           --            --              --
 Reclassification to
  undistributed net
  realized gain from
  capital paid in on
  shares of beneficial
  interest                        --            --          --          --           --           --         1,293              --
 Utilized capital
  loss carryforward               --            --          --          --           --        6,486            --              --
 Expired capital
  loss carryforward               --            --          --          --           --           --         1,293              --
                          ----------  ------------  ----------  ----------    ---------  -----------      --------      ----------
 Capital loss
  carryforwards:
  Expiring 2007                   --            --          --  $       --           --  $        --      $    737      $       --
  Expiring 2008                   --            --          --          --           --           --         4,040              --
  Expiring 2009                   --            --          --          --           --       43,714            --              --
  Expiring 2010                   --            --          --          --           --       50,900            --              --+
  Expiring 2011                   --            --          --       3,029           --       35,517            --              --
  Expiring 2012                   --            --          --          --           --           --            --               3
  Expiring 2013                   --            --          --         588           --           --            --               1
  Expiring 2014                   --            --          --         808           --           --         4,453              --+
                          ----------  ------------  ----------  ----------    ---------  -----------      --------      ----------
                                  --            --          --  $    4,425           --  $   130,131      $  9,230      $        4
                          ----------  ------------  ----------  ----------    ---------  -----------      --------      ----------

----------
* These deferrals are considered incurred in the subsequent year.

+ Amount less than one thousand.

                                                 American Funds Insurance Series

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the series' investment adviser, is the parent company of American Funds Service Company(SM) ("AFS"), the series' transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the series' shares.

Investment advisory services -- The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The board of trustees approved an amended agreement for Global Small Capitalization Fund, New World Fund and Growth-Income Fund that provided for reduced annual rates as reflected in the table below. During the year ended December 31, 2006, CRMC voluntarily reduced investment advisory services fees to the rates provided by the amended agreement for Global Small Capitalization Fund and to proposed amended rates for Global Growth and Income Fund. In addition, CRMC is currently waiving 10% of investment advisory services fees for all funds in the series. During the year ended December 31, 2006, total aggregate investment advisory services fees waived by CRMC were $29,046,000. As a result, the aggregate fees shown on the accompanying financial statements of $290,427,000 were reduced to $261,381,000. The amended range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waivers, are as follows:

                                                                                             FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                      RATES                    NET ASSET LEVEL (IN BILLIONS)  DECEMBER 31, 2006,  DECEMBER 31, 2006,
FUND                              BEGINNING WITH  ENDING WITH       UP TO      IN EXCESS OF     BEFORE WAIVER       AFTER WAIVER
----                              --------------  -----------  --------------- ------------  ------------------  ------------------
Global Discovery                      .580%          .440%         $  .5        $    1.0            .58%                .52%
Global Growth                         .690           .480             .6             3.0            .55                 .50
Global Small Capitalization           .800           .650             .6             3.0            .72                 .65
Growth                                .500           .285             .6            27.0            .32                 .29
International                         .690           .430             .5            21.0            .50                 .45
New World                             .850           .660             .5             1.5            .81                 .73
Blue Chip Income and Growth           .500           .370             .6             4.0            .42                 .38
Global Growth and Income              .690                           all                            .69*                .62*
Growth-Income                         .500           .222             .6            27.0            .27                 .24
Asset Allocation                      .500           .250             .6             8.0            .32                 .29
Bond                                  .480           .360             .6             3.0            .41                 .37
Global Bond                           .570                           all                            .14+                .12+
High-Income Bond                      .500           .420             .6             2.0            .48                 .43
U.S. Government/AAA-Rated
 Securities                           .460           .340             .6             2.0            .46                 .41
Cash Management                       .320                           all                            .32                 .29

----------
* Annualized ratios based on activity during the period May 1, 2006, commencement of operations, through December 31, 2006.

+ Ratios based on activity during the period October 4, 2006, commencement of operations, through December 31, 2006.

Transfer agent services -- The aggregate fee of $55,000 was incurred during the year ended December 31, 2006, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder record-keeping, communications and transaction processing.

Deferred trustees' compensation -- Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees' compensation of $968,000, shown on the accompanying financial statements, includes $564,000 in current fees (either paid in cash or deferred) and a net increase of $404,000 in the value of the deferred amounts.

Affiliated officers and trustees -- Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

5. DISTRIBUTION SERVICES

The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the year ended December 31, 2006, distribution expenses under the plans for the series aggregated $166,423,000 for Class 2 and $2,171,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

                                                 American Funds Insurance Series

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

As of December 31, 2006, Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell non-U.S. currencies as follows:

                                                                                                        (AMOUNTS IN THOUSANDS)
                                                                                                       U.S. VALUATIONS AT
                                                                              CONTRACT AMOUNT           DECEMBER 31, 2006
                                                                          -----------------------  --------------------------
                                                                                                                  UNREALIZED
                                                                                                                APPRECIATION
FUND                         NON-U.S. CURRENCY SALE CONTRACTS                 NON-U.S.       U.S.     AMOUNT   (DEPRECIATION)
----                         --------------------------------             ------------   --------  ---------   --------------
Purchases:
 Bond                        Euro, expiring 2/13/2007                     (euro)15,666   $ 20,651  $  20,718      $      67
 Global Bond                 Euro, expiring 2/13 - 3/19/2007              (euro)   891      1,177      1,179              2
 Global Bond                 Japanese yen, expiring 3/5 - 3/12/2007       (Yen) 38,548        338        327            (11)
Sales:
 Asset Allocation            Euro, expiring 1/19 - 3/30/2007              (euro) 4,619      5,937      6,108           (171)
 Bond                        Euro, expiring 3/14/2007                     (euro) 5,585      7,416      7,394             22
 Global Bond                 Australian dollars, expiring 1/9-2/16/2007      A$    193        145        152             (7)
 High-Income Bond            Euro, expiring 1/19 - 3/30/2007              (euro) 7,697     10,075     10,186           (111)

The following table presents additional information for the year ended December 31, 2006:

                                                                                              (DOLLARS IN THOUSANDS)
                                                                                                          BLUE CHIP
                                   GLOBAL     GLOBAL    GLOBAL SMALL                               NEW       INCOME
                                  DISCOVERY   GROWTH   CAPITALIZATION   GROWTH    INTERNATIONAL   WORLD   AND GROWTH
                                    FUND       FUND         FUND         FUND          FUND        FUND      FUND
                                  --------- ---------- -------------- ----------- ------------- --------- ----------
Purchases of
 investment securities(3)         $ 74,132  $1,474,545  $ 1,597,228   $10,130,504  $ 3,450,833  $ 539,610 $ 965,021
Sales of investment
 securities(3)                      37,095     893,260    1,222,179     7,752,374    1,927,899    292,365   686,760
Non-U.S taxes paid
 on dividend income                    132       4,879        2,943         6,991       15,077      1,897       184
Non-U.S taxes paid on
 interest income                        --          --           --            --           --         --        --
Non-U.S taxes paid
 on realized gains                      --         132          238            --          612      1,118        --
Non-U.S taxes provided
 on unrealized gains
 as of December 31, 2006                --       1,192        1,990         1,147        4,271      1,042        --
Dividends from
 affiliated issuers                     --          --          756            --           --         --        --
Net realized gain from
 affiliated issuers                     --          --        5,213            --           --         --        --

                                                                                                       (DOLLARS IN THOUSANDS)
                                                                                                         U.S.
                                 GLOBAL                                                              GOVERNMENT/
                                 GROWTH     GROWTH-      ASSET                           HIGH-INCOME   AAA-RATED     CASH
                               AND INCOME   INCOME    ALLOCATION    BOND     GLOBAL BOND     BOND     SECURITIES  MANAGEMENT
                                 FUND(1)     FUND        FUND       FUND       FUND(2)       FUND        FUND         FUND
                               ---------- ----------- ----------- ---------- ----------- ----------- ------------ -----------
Purchases of
 investment securities(3)      $  535,672 $ 6,469,654 $ 2,557,482 $2,067,940   $ 21,021   $ 519,991   $  476,038  $ 3,009,216
Sales of
 investment securities(3)          18,860   5,342,432   2,328,866  1,331,037      1,020     316,755      458,345    2,870,977
Non-U.S taxes
 paid on dividend income              155       5,223       1,442         --         --          --           --           --
Non-U.S taxes
 paid on interest income               --          --           9        117          1          --           --           --
Non-U.S taxes
 paid on realized gains                --          --          --         --         --          --           --           --
Non-U.S taxes
 provided on unrealized
 gains as of
 December 31, 2006                     --          --          --         --         --          --           --           --
Dividends from
 affiliated issuers                    --          --          --         --         --          --           --           --
Net realized gain
 from affiliated issuers               --          --      31,438         --         --          --           --           --

------------
(1) For the period May 1, 2006, commencement of operations, through December 31, 2006.

(2) For the period October 4, 2006, commencement of operations, through December 31, 2006.

(3) Excludes short-term securities, except for Cash Management Fund.

                                                 American Funds Insurance Series

Financial highlights(1)


                                         INCOME (LOSS) FROM
                                     INVESTMENT OPERATIONS (2)               DIVIDENDS AND DISTRIBUTIONS
                              ---------------------------------------  ----------------------------------------
                                               NET GAINS
                                             (LOSSES) ON
                   NET ASSET                  SECURITIES               DIVIDENDS                      TOTAL
                     VALUE,        NET          (BOTH      TOTAL FROM  (FROM NET   DISTRIBUTIONS    DIVIDENDS
                   BEGINNING    INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT (FROM CAPITAL        AND
PERIOD ENDED       OF PERIOD  INCOME (LOSS)   UNREALIZED)  OPERATIONS   INCOME)        GAINS)     DISTRIBUTIONS
------------      ----------- -------------  ------------  ----------  ---------  --------------  -------------
Global Discovery Fund
Class 1
12/31/06          $     11.63 $       .15    $      1.89   $     2.04  $    (.13) $         (.49) $        (.62)
12/31/05                10.79         .14           1.05         1.19       (.11)           (.24)          (.35)
12/31/04                 9.94         .08            .98         1.06       (.09)           (.12)          (.21)
12/31/03                 7.26         .05           2.67         2.72       (.04)             --           (.04)
12/31/02                 9.30         .06          (2.05)       (1.99)      (.05)             --           (.05)
Class 2
12/31/06                11.59         .11           1.89         2.00       (.10)           (.49)          (.59)
12/31/05                10.76         .11           1.05         1.16       (.09)           (.24)          (.33)
12/31/04                 9.92         .06            .97         1.03       (.07)           (.12)          (.19)
12/31/03                 7.25         .02           2.67         2.69       (.02)             --           (.02)
12/31/02                 9.30         .04          (2.05)       (2.01)      (.04)             --           (.04)

Global Growth Fund
Class 1
12/31/06          $     19.63 $       .41    $      3.62   $     4.03  $    (.22)             --  $        (.22)
12/31/05                17.31         .28           2.19         2.47       (.15)             --           (.15)
12/31/04                15.30         .18           1.92         2.10       (.09)             --           (.09)
12/31/03                11.35         .12           3.91         4.03       (.08)             --           (.08)
12/31/02                13.42         .09          (2.02)       (1.93)      (.14)             --           (.14)
Class 2
12/31/06                19.52         .36           3.59         3.95       (.18)             --           (.18)
12/31/05                17.23         .23           2.18         2.41       (.12)             --           (.12)
12/31/04                15.25         .14           1.91         2.05       (.07)             --           (.07)
12/31/03                11.32         .09           3.89         3.98       (.05)             --           (.05)
12/31/02                13.38         .06          (2.01)       (1.95)      (.11)             --           (.11)

Global Small Capitalization Fund
Class 1
12/31/06          $     21.29 $       .19    $      4.74   $     4.93  $    (.14) $        (1.21) $       (1.35)
12/31/05                17.14         .13           4.23         4.36       (.21)             --           (.21)
12/31/04                14.15         .02           2.97         2.99         --              --             --
12/31/03                 9.27         --(4)         4.97         4.97       (.09)             --           (.09)
12/31/02                11.52         --(4)        (2.15)       (2.15)      (.10)             --           (.10)
Class 2
12/31/06                21.12         .14           4.70         4.84       (.11)          (1.21)         (1.32)
12/31/05                17.02         .09           4.19         4.28       (.18)             --           (.18)
12/31/04                14.08        (.01)          2.95         2.94         --              --             --
12/31/03                 9.23        (.03)          4.95         4.92       (.07)             --           (.07)
12/31/02                11.48        (.02)         (2.15)       (2.17)      (.08)             --           (.08)


                                                                                       RATIO OF
                                                           RATIO OF       RATIO OF    NET INCOME
                                                          EXPENSES TO    EXPENSES TO    (LOSS)
                      NET ASSET            NET ASSETS,    AVERAGE NET    AVERAGE NET  TO AVERAGE
                      VALUE, END  TOTAL   END OF PERIOD  ASSETS BEFORE  ASSETS AFTER     NET
PERIOD ENDED          OF PERIOD   RETURN  (IN MILLIONS)     WAIVER        WAIVER(3)     ASSETS
------------          ----------  ------  -------------  -------------  ------------  ----------
Global Discovery  Fund
Class 1
12/31/06              $    13.05   17.66%  $        28         .62%         .56%        1.19%
12/31/05                   11.63   11.07            22         .61          .56         1.27
12/31/04                   10.79   10.72            20         .61          .60          .81
12/31/03                    9.94   37.41            17         .61          .61          .55
12/31/02                    7.26  (21.41)           10         .61          .61          .69
Class 2
12/31/06                   13.00   17.41           151         .87          .81          .94
12/31/05                   11.59   10.80            89         .86          .81         1.04
12/31/04                   10.76   10.43            51         .86          .85          .60
12/31/03                    9.92   37.11            24         .86          .86          .28
12/31/02                    7.25  (21.67)            9         .86          .86          .48

Global Growth Fund
Class 1
12/31/06              $    23.44   20.73%  $       278         .58%         .53%        1.95%
12/31/05                   19.63   14.37           206         .62          .57         1.56
12/31/04                   17.31   13.80           202         .65          .64         1.15
12/31/03                   15.30   35.63           188         .70          .70          .94
12/31/02                   11.35  (14.46)          152         .71          .71          .73
Class 2
12/31/06                   23.29   20.43         4,015         .83          .78         1.71
12/31/05                   19.52   14.07         2,617         .87          .82         1.30
12/31/04                   17.23   13.49         1,796         .90          .89          .92
12/31/03                   15.25   35.27         1,082         .95          .95          .68
12/31/02                   11.32  (14.64)          592         .96          .96          .48

Global Small Capitalization Fund
Class 1
12/31/06              $    24.87   24.35%  $       247         .77%         .69%         .82%
12/31/05                   21.29   25.66           231         .79          .73          .72
12/31/04                   17.14   21.13           193         .81          .80          .15
12/31/03                   14.15   53.92           163         .83          .83         (.03)
12/31/02                    9.27  (18.83)          108         .84          .84          .04
Class 2
12/31/06                   24.64   24.05         2,927        1.02          .94          .61
12/31/05                   21.12   25.35         1,977        1.04          .97          .49
12/31/04                   17.02   20.88         1,198        1.06         1.05         (.07)
12/31/03                   14.08   53.53           665        1.08         1.08         (.28)
12/31/02                    9.23  (19.05)          290        1.09         1.09         (.20)

                                                 American Funds Insurance Series

                                        INCOME (LOSS) FROM
                                      INVESTMENT OPERATIONS(2)                   DIVIDENDS AND DISTRIBUTIONS
                             -------------------------------------------  -----------------------------------------
                                              NET GAINS
                                             (LOSSES) ON
                  NET ASSET                   SECURITIES                  DIVIDENDS                       TOTAL
                   VALUE,         NET            (BOTH        TOTAL FROM  (FROM NET    DISTRIBUTIONS    DIVIDENDS
                  BEGINNING   INVESTMENT     REALIZED AND     INVESTMENT  NVESTMENT    (FROM CAPITAL       AND
PERIOD ENDED      OF PERIOD  INCOME (LOSS)    UNREALIZED)     OPERATIONS    INCOME)       GAINS)      DISTRIBUTIONS
------------      ---------  -------------   ------------     ----------  ----------   -------------  -------------
Growth Fund
Class 1
12/31/06          $   59.36  $       .70     $      5.46      $    6.16   $   (.63)    $    (.38)     $    1.01)
12/31/05              51.39          .46            8.00           8.46       (.49)            --          (.49)
12/31/04              45.74          .32            5.51           5.83       (.18)            --          (.18)
12/31/03              33.47          .16           12.26          12.42       (.15)            --          (.15)
12/31/02              44.30          .12          (10.87)        (10.75)      (.08)            --          (.08)
Class 2
12/31/06              58.98          .54            5.43           5.97       (.49)          (.38)         (.87)
12/31/05              51.10          .34            7.92           8.26       (.38)            --          (.38)
12/31/04              45.50          .23            5.45           5.68       (.08)            --          (.08)
12/31/03              33.29          .06           12.19          12.25       (.04)            --          (.04)
12/31/02              44.09          .03          (10.82)        (10.79)      (.01)            --          (.01)
Class 3
12/31/06              59.34          .59            5.46           6.05       (.51)          (.38)         (.89)
12/31/05              51.38          .37            7.98           8.35       (.39)            --          (.39)
12/31/04(5)           47.74          .24            3.50           3.74       (.10)            --          (.10)

International Fund
Class 1
12/31/06          $   18.96  $       .41     $      3.21      $    3.62   $   (.38)    $     (.19)    $    (.57)
12/31/05              15.82          .32            3.11           3.43       (.29)            --          (.29)
12/31/04              13.41          .22            2.41           2.63       (.22)            --          (.22)
12/31/03              10.07          .15            3.38           3.53       (.19)            --          (.19)
12/31/02              12.02          .15           (1.90)         (1.75)      (.20)            --          (.20)
Class 2
12/31/06              18.92          .35            3.20           3.55       (.34)          (.19)         (.53)
12/31/05              15.79          .28            3.11           3.39       (.26)            --          (.26)
12/31/04              13.39          .18            2.41           2.59       (.19)            --          (.19)
12/31/03              10.05          .12            3.37           3.49       (.15)            --          (.15)
12/31/02              11.97          .12           (1.89)         (1.77)      (.15)            --          (.15)
Class 3
12/31/06              18.96          .37            3.20           3.57       (.34)          (.19)         (.53)
12/31/05              15.82          .29            3.11           3.40       (.26)            --          (.26)
12/31/04(5)           13.76          .20            2.05           2.25       (.19)            --          (.19)

New World Fund
Class 1
12/31/06          $   16.67  $       .41     $      4.95      $    5.36   $   (.32)    $     (.15)    $    (.47)
12/31/05              13.96          .33            2.58           2.91       (.20)            --          (.20)
12/31/04              11.99          .23            2.01           2.24       (.27)            --          (.27)
12/31/03               8.76          .21            3.21           3.42       (.19)            --          (.19)
12/31/02               9.44          .20            (.70)          (.50)      (.18)            --          (.18)
Class 2
12/31/06              16.56          .36            4.92           5.28       (.29)          (.15)         (.44)
12/31/05              13.89          .29            2.56           2.85       (.18)            --          (.18)
12/31/04              11.94          .19            2.01           2.20       (.25)            --          (.25)
12/31/03               8.73          .19            3.19           3.38       (.17)            --          (.17)
12/31/02               9.41          .18            (.70)          (.52)      (.16)            --          (.16)

                                                                                  RATIO OF
                                                        RATIO OF   RATIO OF      NET INCOME
                                                      EXPENSES TO  EXPENSES TO     (LOSS)
                   NET ASSET            NET ASSETS,   AVERAGE NET  AVERAGE NET   TO AVERAGE
                   VALUE, END   TOTAL  END OF PERIOD ASSETS BEFORE ASSETS AFTER     NET
PERIOD ENDED       OF PERIOD   RETURN  (IN MILLIONS)     WAIVER    WAIVER3         ASSETS
------------       ----------  ------- ------------- ------------- ------------  ----------
Growth Fund
Class 1
12/31/06            $  64.51    10.48%  $     3,503       .34%         .31%         1.14%
12/31/05               59.36    16.50         3,709       .35          .32           .87
12/31/04               51.39    12.75         3,744       .36          .36           .68
12/31/03               45.74    37.15         3,877       .39          .39           .41
12/31/02               33.47   (24.27)        3,195       .40          .40           .30
Class 2
12/31/06               64.08    10.22        23,122       .59          .56           .89
12/31/05               58.98    16.19        18,343       .60          .57           .64
12/31/04               51.10    12.50        12,055       .61          .61           .50
12/31/03               45.50    36.80         7,107       .64          .64           .16
12/31/02               33.29   (24.46)        3,009       .65          .65           .07
Class 3
12/31/06               64.50    10.29           451       .52          .49           .95
12/31/05               59.34    16.28           499       .53          .50           .69
12/31/04(5)            51.38     7.85           516       .54(6)       .53(6)        .54(6)

International Fund
Class 1
12/31/06            $  22.01    19.33%  $     1,648       .54%         .49%         1.99%
12/31/05               18.96    21.75         1,599       .57          .52          1.92
12/31/04               15.82    19.66         1,495       .60          .59          1.54
12/31/03               13.41    35.12         1,431       .63          .63          1.40
12/31/02               10.07   (14.58)        1,236       .63          .63          1.35
Class 2
12/31/06               21.94    18.98         7,260       .79          .74          1.72
12/31/05               18.92    21.50         4,790       .82          .77          1.64
12/31/04               15.79    19.32         2,752       .84          .83          1.27
12/31/03               13.39    34.85         1,385       .88          .88          1.08
12/31/02               10.05   (14.84)          636       .88          .88          1.05
Class 3
12/31/06               22.00    19.07           120       .72          .67          1.81
12/31/05               18.96    21.54           116       .75          .70          1.74
12/31/04(5)            15.82    16.45           115       .77(6)       .77(6)       1.45(6)

New World Fund
Class 1
12/31/06            $  21.56    32.88%  $       126       .88%         .80%         2.19%
12/31/05               16.67    21.10            88       .92          .85          2.22
12/31/04               13.96    19.07            63       .93          .92          1.81
12/31/03               11.99    39.56            47       .92          .92          2.15
12/31/02                8.76    (5.45)           35       .91          .91          2.14
Class 2
12/31/06               21.40    32.59         1,175      1.13         1.05          1.93
12/31/05               16.56    20.74           677      1.17         1.10          1.97
12/31/04               13.89    18.80           373      1.18         1.17          1.57
12/31/03               11.94    39.18           224      1.17         1.17          1.90
12/31/02                8.73    (5.66)          124      1.16         1.16          1.89


                                                 American Funds Insurance Series

                                         INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS(2)               DIVIDENDS AND DISTRIBUTIONS
                             ----------------------------------------  ---------------------------------------

                                              NET GAINS
                                             (LOSSES) ON
                   NET ASSET                  SECURITIES                DIVIDENDS                    TOTAL
                     VALUE,       NET           (BOTH      TOTAL FROM  (FROM NET   DISTRIBUTIONS    DIVIDENDS
                   BEGINNING  INVESTMENT     REALIZED AND  INVESTMENT  INVESTMENT  (FROM CAPITAL      AND
PERIOD ENDED       OF PERIOD INCOME (LOSS)   UNREALIZED)   OPERATIONS    INCOME)        GAINS)    DISTRIBUTIONS
------------       --------- -------------  -------------  ----------  ----------  -------------  -------------
Blue Chip Income and Growth Fund
Class 1
12/31/06           $   10.91  $       .20   $       1.63   $    1.83   $    (.16)  $       (.61)  $       (.77)
12/31/05               10.26          .18            .59         .77        (.12)            --           (.12)
12/31/04                9.41          .15            .78         .93        (.08)            --           (.08)
12/31/03                7.17          .13           2.11        2.24          --             --             --
12/31/02                9.43          .16          (2.32)      (2.16)       (.10)            --           (.10)
Class 2
12/31/06               10.83          .17           1.61        1.78        (.13)          (.61)          (.74)
12/31/05               10.20          .15            .58         .73        (.10)            --           (.10)
12/31/04                9.36          .13            .78         .91        (.07)            --           (.07)
12/31/03                7.16          .11           2.09        2.20          --             --             --
12/31/02                9.41          .14          (2.30)      (2.16)       (.09)            --           (.09)

Global Growth and Income Fund(7)
Class 1
12/31/06           $   10.00  $       .14   $        .91   $    1.05   $    (.07)            --  $        (.07)
Class 2
12/31/06               10.00          .11            .92        1.03        (.06)            --           (.06)

Growth-Income Fund
Class 1
12/31/06           $   38.31  $       .77 $         5.03   $    5.80   $    (.72)  $       (.96) $       (1.68)
12/31/05               36.81          .62           1.61        2.23        (.58)          (.15)          (.73)
12/31/04               33.61          .48           3.09        3.57        (.37)            --           (.37)
12/31/03               25.63          .42           7.96        8.38        (.40)            --           (.40)
12/31/02               31.70          .41          (6.16)      (5.75)       (.32)            --           (.32)
Class 2
12/31/06               38.12          .67           4.99        5.66        (.63)          (.96)         (1.59)
12/31/05               36.64          .53           1.60        2.13        (.50)          (.15)          (.65)
12/31/04               33.48          .41           3.06        3.47        (.31)            --           (.31)
12/31/03               25.52          .34           7.92        8.26        (.30)            --           (.30)
12/31/02               31.58          .35          (6.14)      (5.79)       (.27)            --           (.27)
Class 3
12/31/06               38.31          .70           5.01        5.71        (.64)          (.96)         (1.60)
12/31/05               36.80          .56           1.61        2.17        (.51)          (.15)          (.66)
12/31/04(5)            34.64          .41           2.07        2.48        (.32)            --           (.32)

Asset Allocation Fund
Class 1
12/31/06          $    16.56  $       .47   $       1.97   $    2.44   $    (.43)  $       (.23)  $       (.66)
12/31/05               15.49          .41           1.05        1.46        (.39)            --           (.39)
12/31/04               14.58          .39            .84        1.23        (.32)            --           (.32)
12/31/03               12.23          .41           2.29        2.70        (.35)            --           (.35)
12/31/02               14.30          .45          (2.19)      (1.74)       (.33)            --           (.33)
Class 2
12/31/06               16.47          .42           1.96        2.38        (.39)          (.23)          (.62)
12/31/05               15.42          .37           1.04        1.41        (.36)            --           (.36)
12/31/04               14.51          .36            .84        1.20        (.29)            --           (.29)
12/31/03               12.18          .37           2.27        2.64        (.31)            --           (.31)
12/31/02               14.25          .42          (2.18)      (1.76)       (.31)            --           (.31)
Class 3
12/31/06               16.56          .44           1.97        2.41        (.40)          (.23)          (.63)
12/31/05               15.49          .38           1.05        1.43        (.36)            --           (.36)
12/31/04(5)            14.85          .36            .58         .94        (.30)            --           (.30)

                                                                                   RATIO OF
                                                        RATIO OF      RATIO OF    NET INCOME
                                                       EXPENSES TO   EXPENSES TO    (LOSS)
                     NET ASSET           NET ASSETS,   AVERAGE NET   AVERAGE NET  TO AVERAGE
                    VALUE, END   TOTAL  END OF PERIOD ASSETS BEFORE ASSETS AFTER     NET
PERIOD ENDED         OF PERIOD  RETURN  (IN MILLIONS)    WAIVER       WAIVER(3)      ASSETS
------------        ----------  ------- ------------- ------------- ------------  ----------
Blue Chip Income and Growth Fund
Class 1
12/31/06            $    11.97   17.73% $         159       .43%         .39%         1.75%
12/31/05                 10.91    7.57            135       .45          .41          1.73
12/31/04                 10.26    9.94            129       .46          .46          1.60
12/31/03                  9.41   31.24            107       .52          .50          1.67
12/31/02                  7.17  (22.93)            54       .52          .52          1.89
Class 2
12/31/06                 11.87   17.42          3,937       .68          .64          1.50
12/31/05                 10.83    7.24          3,029       .70          .66          1.48
12/31/04                 10.20    9.74          2,349       .71          .70          1.37
12/31/03                  9.36   30.73          1,490       .76          .74          1.41
12/31/02                  7.16  (23.07)           426       .77          .77          1.76

Global Growth and Income Fund(7)
Class 1
12/31/06            $    10.98   10.49% $          45       .72%(6)      .65%(6)      2.10%(6)
Class 2
12/31/06                 10.97   10.30            638       .97(6)       .90(6)       1.64(6)

Growth-Income Fund
Class 1
12/31/06            $    42.43   15.51% $       3,759       .28%         .25%         1.92%
12/31/05                 38.31    6.08          3,825       .29          .27          1.68
12/31/04                 36.81   10.66          4,213       .31          .30          1.39
12/31/03                 33.61   32.76          4,402       .34          .34          1.45
12/31/02                 25.63  (18.15)         3,741       .35          .35          1.43
Class 2
12/31/06                 42.19   15.20         22,688       .53          .50          1.67
12/31/05                 38.12    5.83         17,608       .54          .52          1.44
12/31/04                 36.64   10.37         13,105       .56          .55          1.19
12/31/03                 33.48   32.43          7,824       .59          .59          1.18
12/31/02                 25.52  (18.34)         3,632       .60          .60          1.22
Class 3
12/31/06                 42.42   15.30            458       .46          .43          1.74
12/31/05                 38.31    5.88            471       .47          .45          1.50
12/31/04(5)              36.80    7.18            537       .49(6)       .48(6)       1.24(6)

Asset Allocation Fund
Class 1
12/31/06            $    18.34   14.96% $       1,079       .33%         .30%         2.67%
12/31/05                 16.56    9.45            879       .35          .32          2.57
12/31/04                 15.49    8.50            899       .38          .37          2.64
12/31/03                 14.58   22.14            911       .42          .42          3.12
12/31/02                 12.23  (12.19)           797       .45          .45          3.31
Class 2
12/31/06                 18.23   14.66          6,362       .58          .55          2.42
12/31/05                 16.47    9.14          5,120       .60          .57          2.31
12/31/04                 15.42    8.34          3,797       .62          .62          2.42
12/31/03                 14.51   21.74          2,314       .67          .67          2.81
12/31/02                 12.18  (12.38)         1,056       .70          .70          3.11
Class 3
12/31/06                 18.34   14.75             76       .51          .48          2.49
12/31/05                 16.56    9.26             76       .53          .50          2.39
12/31/04(5)              15.49    6.38             81       .55(6)       .55(6)       2.50(6)

                                                 American Funds Insurance Series

                                          INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS(2)               DIVIDENDS AND DISTRIBUTIONS
                               ---------------------------------------  --------------------------------------
                                               NET GAINS
                                              (LOSSES) ON
                    NET ASSET                  SECURITIES               DIVIDENDS                    TOTAL
                      VALUE,        NET          (BOTH      TOTAL FROM  (FROM NET  DISTRIBUTIONS   DIVIDENDS
                    BEGINNING   INVESTMENT    REALIZED AND  INVESTMENT  INVESTMENT (FROM CAPITAL      AND
PERIOD ENDED        OF PERIOD  INCOME (LOSS)  UNREALIZED)   OPERATIONS   INCOME)      GAINS)     DISTRIBUTIONS
------------        ---------  -------------  ------------  ----------  ---------- ------------- -------------
Bond Fund
Class 1
12/31/06            $   11.31  $         .63  $       .17   $      .80  $    (.47)      --       $        (.47)
12/31/05                11.57            .60         (.40)         .20       (.46)      --                (.46)
12/31/04                11.34            .56          .10          .66       (.43)      --                (.43)
12/31/03                10.41            .57          .78         1.35       (.42)      --                (.42)
12/31/02                10.44            .67         (.24)         .43       (.46)      --                (.46)
Class 2
12/31/06                11.22            .60          .16          .76       (.45)      --                (.45)
12/31/05                11.48            .57         (.39)         .18       (.44)      --                (.44)
12/31/04                11.27            .53          .09          .62       (.41)      --                (.41)
12/31/03                10.36            .53          .78         1.31       (.40)      --                (.40)
12/31/02                10.40            .64         (.24)         .40       (.44)      --                (.44)

Global Bond Fund
Class 1
12/31/06(8)         $   10.00  $         .10  $       .15   $      .25  $    (.07)      --       $        (.07)
Class 2
12/31/06(9)             10.00            .06          .18          .24       (.07)      --                (.07)

High-Income Bond Fund
Class 1
12/31/06            $   12.41  $         .92  $       .37   $     1.29  $    (.80)      --       $        (.80)
12/31/05                12.89            .85         (.55)         .30       (.78)      --                (.78)
12/31/04                12.54            .84          .32         1.16       (.81)      --                (.81)
12/31/03                10.44            .90         2.12         3.02       (.92)      --                (.92)
12/31/02                11.78           1.01        (1.25)        (.24)     (1.10)      --               (1.10)
Class 2
12/31/06                12.32            .89          .36         1.25       (.78)      --                (.78)
12/31/05                12.81            .81         (.55)         .26       (.75)      --                (.75)
12/31/04                12.47            .81          .32         1.13       (.79)      --                (.79)
12/31/03                10.39            .86         2.12         2.98       (.90)      --                (.90)
12/31/02                11.74            .97        (1.25)        (.28)     (1.07)      --               (1.07)
Class 3
12/31/06                12.39            .90          .36         1.26       (.77)      --                (.77)
12/31/05                12.87            .82         (.55)         .27       (.75)      --                (.75)
12/31/04(5)             12.79            .78          .11          .89       (.81)      --                (.81)

U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/06            $   11.91  $         .55  $      (.10)  $      .45  $    (.49)      --       $        (.49)
12/31/05                12.07            .48         (.16)         .32       (.48)      --                (.48)
12/31/04                12.24            .45         (.03)         .42       (.59)      --                (.59)
12/31/03                12.37            .46         (.15)         .31       (.44)      --                (.44)
12/31/02                11.87            .54          .55         1.09       (.59)      --                (.59)
Class 2
12/31/06                11.83            .51         (.09)         .42       (.46)      --                (.46)
12/31/05                12.00            .45         (.16)         .29       (.46)      --                (.46)
12/31/04                12.17            .41         (.03)         .38       (.55)      --                (.55)
12/31/03                12.31            .42         (.14)         .28       (.42)      --                (.42)
12/31/02                11.83            .50          .55         1.05       (.57)      --                (.57)
Class 3
12/31/06                11.89            .52         (.09)         .43       (.46)      --                (.46)
12/31/05                12.05            .46         (.16)         .30       (.46)      --                (.46)
12/31/04(5)             12.34            .41         (.11)         .30       (.59)      --                (.59)

                                                                                      RATIO OF
                                                           RATIO OF      RATIO OF    NET INCOME
                                                          EXPENSES TO  EXPENSES TO     (LOSS)
                     NET ASSET            NET ASSETS,     AVERAGE NET  AVERAGE NET   TO AVERAGE
                    VALUE, END   TOTAL   END OF PERIOD   ASSETS BEFORE ASSETS AFTER      NET
PERIOD ENDED         OF PERIOD   RETURN  (IN MILLIONS)      WAIVER       WAIVER(3)      ASSETS
------------        ----------  -------  -------------   ------------- ------------  -----------
Bond Fund
Class 1
12/31/06            $    11.64     7.31%  $        230          .43%        .39%         5.54%
12/31/05                 11.31     1.77            182          .44         .40          5.30
12/31/04                 11.57     6.04            195          .45         .44          4.94
12/31/03                 11.34    13.07            213          .47         .47          5.19
12/31/02                 10.41     4.26            218          .49         .49          6.60
Class 2
12/31/06                 11.53     6.99          3,374          .68         .64          5.29
12/31/05                 11.22     1.59          2,312          .69         .65          5.06
12/31/04                 11.48     5.72          1,759          .70         .69          4.68
12/31/03                 11.27    12.80          1,280          .72         .72          4.88
12/31/02                 10.36     4.05            697          .74         .74          6.34

Global Bond Fund
Class 1
12/31/06(8)         $    10.18     2.52%  $         12          .15%        .13%         1.00%
Class 2
12/31/06(9)              10.17     1.99             15          .13         .12           .60

High-Income Bond Fund
Class 1
12/31/06             $   12.90    10.89%  $        293          .49%        .45%         7.36%
12/31/05                 12.41     2.46            309          .50         .46          6.76
12/31/04                 12.89     9.83            364          .50         .50          6.74
12/31/03                 12.54    29.79            411          .51         .51          7.74
12/31/02                 10.44    (1.51)           335          .52         .52          9.55
Class 2
12/31/06                 12.79    10.59            832          .74         .70          7.12
12/31/05                 12.32     2.20            590          .75         .71          6.55
12/31/04                 12.81     9.59            444          .75         .74          6.48
12/31/03                 12.47    29.51            319          .76         .76          7.41
12/31/02                 10.39    (1.83)           183          .77         .77          9.28
Class 3
12/31/06                 12.88    10.66             34          .67         .63          7.19
12/31/05                 12.39     2.25             37          .68         .64          6.58
12/31/04(5)              12.87     7.52             46          .68(6)      .68(6)       6.57(6)

U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/06             $   11.87     3.95%  $        218          .47%        .42%         4.64%
12/31/05                 11.91     2.70            252          .47         .43          3.99
12/31/04                 12.07     3.58            286          .47         .46          3.68
12/31/03                 12.24     2.51            373          .46         .46          3.71
12/31/02                 12.37     9.45            517          .47         .47          4.45
Class 2
12/31/06                 11.79     3.75            402          .72         .67          4.40
12/31/05                 11.83     2.41            341          .72         .68          3.75
12/31/04                 12.00     3.30            285          .72         .71          3.42
12/31/03                 12.17     2.28            273          .71         .71          3.43
12/31/02                 12.31     9.15            288          .72         .72          4.14
Class 3
12/31/06                 11.86     3.80             32          .65         .60          4.45
12/31/05                 11.89     2.50             39          .65         .61          3.81
12/31/04(5)              12.05     2.58             43          .65(6)      .65(6)       3.51(6)

                                                 American Funds Insurance Series

                                           INCOME (LOSS) FROM
                                         INVESTMENT OPERATIONS(2)                 DIVIDENDS AND DISTRIBUTIONS
                                 ---------------------------------------   ----------------------------------------
                                                 NET GAINS
                                                (LOSSES) ON
                     NET ASSET                   SECURITIES                 DIVIDENDS                      TOTAL
                      VALUE,            NET          (BOTH    TOTAL FROM    (FROM NET  DISTRIBUTIONS    DIVIDENDS
                     BEGINNING     INVESTMENT   REALIZED AND  INVESTMENT   INVESTMENT  (FROM CAPITAL       AND
PERIOD ENDED         OF PERIOD   INCOME (LOSS)  UNREALIZED)   OPERATIONS     INCOME)      GAINS)      DISTRIBUTIONS
------------         ---------   -------------  -----------   ----------   ----------  -------------  -------------
Cash Management Fund
Class 1
12/31/06             $   11.31   $        .54    $     -- 4   $      .54   $    (.23)        --         $    (.23)
12/31/05                 11.09            .33          -- 4          .33        (.11)        --              (.11)
12/31/04                 11.07            .11          -- 4          .11        (.09)        --              (.09)
12/31/03                 11.17            .07          -- 4          .07        (.17)        --              (.17)
12/31/02                 11.41            .14          -- 4          .14        (.38)        --              (.38)
Class 2
12/31/06                 11.26            .51          -- 4          .51        (.21)        --              (.21)
12/31/05                 11.05            .30          -- 4          .30        (.09)        --              (.09)
12/31/04                 11.03            .08          -- 4          .08        (.06)        --              (.06)
12/31/03                 11.12            .05          -- 4          .05        (.14)        --              (.14)
12/31/02                 11.37            .11          -- 4          .11        (.36)        --              (.36)
Class 3
12/31/06                 11.29            .52          -- 4          .52        (.21)        --              (.21)
12/31/05                 11.07            .30          -- 4          .30        (.08)        --              (.08)
12/31/04(5)              11.07            .09          -- 4          .09        (.09)        --              (.09)


                                                                                    RATIO OF
                                                        RATIO OF       RATIO OF    NET INCOME
                                                       EXPENSES TO   EXPENSES TO     (LOSS)
                     NET ASSET           NET ASSETS,   AVERAGE NET   AVERAGE NET   TO AVERAGE
                     VALUE, END  TOTAL  END OF PERIOD ASSETS BEFORE  ASSETS AFTER      NET
PERIOD ENDED         OF PERIOD  RETURN  (IN MILLIONS)    WAIVER        WAIVER(3)     ASSETS
------------         ---------- ------  ------------- -------------  -----------   ----------
Cash Management Fund
Class 1
12/31/06             $    11.62   4.81%  $       98         .33%          .30%        4.74%
12/31/05                  11.31   2.97           75         .33           .30         2.91
12/31/04                  11.09    .96           78         .37           .36          .96
12/31/03                  11.07    .67          103         .47           .47          .68
12/31/02                  11.17   1.24          203         .46           .46         1.25
Class 2
12/31/06                  11.56   4.59          282         .58           .55         4.52
12/31/05                  11.26   2.68          153         .58           .55         2.71
12/31/04                  11.05    .70          110         .61           .61          .76
12/31/03                  11.03    .47           99         .72           .72          .42
12/31/02                  11.12   1.00          133         .71           .71         1.00
Class 3
12/31/06                  11.60   4.64           18         .51           .48         4.53
12/31/05                  11.29   2.74           16         .51           .48         2.70
12/31/04(5)               11.07    .78           20         .54(6)        .54(6)       .80(6)

                                                                            YEAR ENDED DECEMBER 31
                                                                   ----------------------------------------
PORTFOLIO TURNOVER RATE FOR ALL CLASSES OF SHARES                  2006      2005    2004      2003    2002
-------------------------------------------------                  ----      ----    ----      ----    ----
Global Discovery Fund                                               31%       53%     28%       30%     25%
Global Growth Fund                                                  31        26      24        27      30
Global Small Capitalization Fund                                    50        47      49        51      66
Growth Fund                                                         35        29      30        34      34
International Fund                                                  29        40      37        40      30
New World Fund                                                      32        26      18        19      22
Blue Chip Income and Growth Fund                                    21        33      13        12       8
Global Growth and Income Fund(7)                                     8        --      --        --      --
Growth-Income Fund                                                  25        20      21        21      26
Asset Allocation Fund                                               38        23      20        20      25
Bond Fund                                                           57        46      34        20      29
Global Bond Fund(8)                                                  7        --      --        --      --
High-Income Bond Fund                                               35        35      38        48      45
U.S. Government/AAA-Rated Securities Fund                           76        86      68        63      53
Cash Management Fund                                                --        --      --        --      --

---------------
(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

(2)  Based on average shares outstanding.

(3) The ratios in this column reflect the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

(4)  Amount less than $.01.

(5)  From January 16, 2004, when Class 3 shares were first issued.

(6)  Annualized.

(7)  From May 1, 2006, commencement of operations.

(8)  From October 4, 2006, commencement of operations.

(9)  From November 6, 2006, when Class 2 shares were first issued.

See Notes to Financial Statements

                                                 American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series:

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolio for Cash Management
Fund), and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the "Series") at December 31, 2006, the results of each of their operations for the period then ended, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2006, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
February 7, 2007

                                                 American Funds Insurance Series

Expense example                                                        unaudited

The funds in the American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the Series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006, through December 31, 2006).

ACTUAL EXPENSES:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning account  Ending account    Expenses paid     Annualized
                                              value 7/1/2006   value 12/31/2006  during period(1)  expense ratio
                                             ----------------- ----------------  ----------------  -------------
GLOBAL DISCOVERY FUND
Class 1 -- actual return                        $  1,000.00      $   1,147.10       $     2.98          .55%
Class 1 -- assumed 5% return                       1,000.00          1,022.43             2.80          .55

Class 2 -- actual return                           1,000.00          1,145.51             4.33          .80
Class 2 -- assumed 5% return                       1,000.00          1,021.17             4.08          .80

GLOBAL GROWTH FUND
Class 1 -- actual return                        $  1,000.00      $   1,135.67       $     2.80          .52%
Class 1 -- assumed 5% return                       1,000.00          1,022.58             2.65          .52

Class 2 -- actual return                           1,000.00          1,134.43             4.14          .77
Class 2 -- assumed 5% return                       1,000.00          1,021.32             3.92          .77

GLOBAL SMALL CAPITALIZATION FUND
Class 1 -- actual return                        $  1,000.00      $   1,136.14       $     3.66          .68%
Class 1 -- assumed 5% return                       1,000.00          1,021.78             3.47          .68

Class 2 -- actual return                           1,000.00          1,134.45             5.00          .93
Class 2 -- assumed 5% return                       1,000.00          1,020.52             4.74          .93

                                                 American Funds Insurance Series

                                             Beginning account  Ending account    Expenses paid     Annualized
                                              value 7/1/2006   value 12/31/2006  during period(1)  expense ratio
                                             ----------------- ----------------  ----------------  -------------
GROWTH FUND
Class 1 -- actual return                        $   1,000.00     $   1,077.19       $     1.57           .30%
Class 1 -- assumed 5% return                        1,000.00         1,023.69             1.53           .30

Class 2 -- actual return                            1,000.00         1,075.97             2.88           .55
Class 2 -- assumed 5% return                        1,000.00         1,022.43             2.80           .55

Class 3 -- actual return                            1,000.00         1,076.25             2.51           .48
Class 3 -- assumed 5% return                        1,000.00         1,022.79             2.45           .48

INTERNATIONAL FUND
Class 1 -- actual return                        $   1,000.00     $   1,125.66       $     2.57           .48%
Class 1 -- assumed 5% return                        1,000.00         1,022.79             2.45           .48

Class 2 -- actual return                            1,000.00         1,124.21             3.91           .73
Class 2 -- assumed 5% return                        1,000.00         1,021.53             3.72           .73

Class 3 -- actual return                            1,000.00         1,124.66             3.53           .66
Class 3 -- assumed 5% return                        1,000.00         1,021.88             3.36           .66

NEW WORLD FUND
Class 1 -- actual return                        $   1,000.00     $   1,219.46       $     4.42           .79%
Class 1 -- assumed 5% return                        1,000.00         1,021.22             4.02           .79

Class 2 -- actual return                            1,000.00         1,217.30             5.81          1.04
Class 2 -- assumed 5% return                        1,000.00         1,019.96             5.30          1.04

BLUE CHIP INCOME AND GROWTH FUND
Class 1 -- actual return                        $   1,000.00     $   1,125.00       $     2.09           .39%
Class 1 -- assumed 5% return                        1,000.00         1,023.24             1.99           .39

Class 2 -- actual return                            1,000.00         1,122.99             3.42           .64
Class 2 -- assumed 5% return                        1,000.00         1,021.98             3.26           .64

GLOBAL GROWTH AND INCOME FUND
Class 1 -- actual return                        $   1,000.00     $   1,149.68       $     3.52           .65%
Class 1 -- assumed 5% return                        1,000.00         1,021.93             3.31           .65

Class 2 -- actual return                            1,000.00         1,149.01             4.88           .90
Class 2 -- assumed 5% return                        1,000.00         1,020.67             4.58           .90

GROWTH-INCOME FUND
Class 1 -- actual return                        $   1,000.00     $   1,109.71       $     1.33           .25%
Class 1 -- assumed 5% return                        1,000.00         1,023.95             1.28           .25

Class 2 -- actual return                            1,000.00         1,108.16             2.66           .50
Class 2 -- assumed 5% return                        1,000.00         1,022.68             2.55           .50

Class 3 -- actual return                            1,000.00         1,108.65             2.29           .43
Class 3 -- assumed 5% return                        1,000.00         1,023.04             2.19           .43

ASSET ALLOCATION FUND
Class 1 -- actual return                        $   1,000.00     $   1,088.63       $     1.58           .30%
Class 1 -- assumed 5% return                        1,000.00         1,023.69             1.53           .30

Class 2 -- actual return                            1,000.00         1,087.20             2.89           .55
Class 2 -- assumed 5% return                        1,000.00         1,022.43             2.80           .55

Class 3 -- actual return                            1,000.00         1,088.26             2.53           .48
Class 3 -- assumed 5% return                        1,000.00         1,022.79             2.45           .48

                                                 American Funds Insurance Series

                                             Beginning account  Ending account     Expenses paid     Annualized
                                               value 7/1/2006  value 12/31/2006  during period(1)  expense ratio
                                             ----------------- ----------------  ----------------  -------------
BOND FUND
Class 1 -- actual return                        $  1,000.00       $  1,058.18      $       1.97         .38%
Class 1 -- assumed 5% return                       1,000.00          1,023.29              1.94         .38

Class 2 -- actual return                           1,000.00          1,056.83              3.27         .63
Class 2 -- assumed 5% return                       1,000.00          1,022.03              3.21         .63

GLOBAL BOND FUND
Class 1 -- actual return(2)                     $  1,000.00       $  1,025.20      $       1.37         .56%
Class 1 -- assumed 5% return                       1,000.00          1,022.38              2.85         .56

Class 2 -- actual return(3)                        1,000.00          1,019.92              1.26         .83
Class 2 -- assumed 5% return                       1,000.00          1,021.02              4.23         .83

HIGH-INCOME BOND FUND
Class 1 -- actual return                        $  1,000.00       $  1,073.22      $       2.30         .44%
Class 1 -- assumed 5% return                       1,000.00          1,022.99              2.24         .44

Class 2 -- actual return                           1,000.00          1,071.19              3.60         .69
Class 2 -- assumed 5% return                       1,000.00          1,021.73              3.52         .69

Class 3 -- actual return                           1,000.00          1,071.55              3.24         .62
Class 3 -- assumed 5% return                       1,000.00          1,022.08              3.16         .62

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Class 1 -- actual return                        $  1,000.00       $  1,046.73      $       2.17         .42%
Class 1 -- assumed 5% return                       1,000.00          1,023.09              2.14         .42

Class 2 -- actual return                           1,000.00          1,045.21              3.45         .67
Class 2 -- assumed 5% return                       1,000.00          1,021.83              3.41         .67

Class 3 -- actual return                           1,000.00          1,045.85              3.09         .60
Class 3 -- assumed 5% return                       1,000.00          1,022.18              3.06         .60

CASH MANAGEMENT FUND
Class 1 -- actual return                        $  1,000.00       $  1,025.59      $       1.53         .30%
Class 1 -- assumed 5% return                       1,000.00          1,023.69              1.53         .30

Class 2 -- actual return                           1,000.00          1,023.92              2.81         .55
Class 2 -- assumed 5% return                       1,000.00          1,022.43              2.80         .55

Class 3 -- actual return                           1,000.00          1,024.73              2.45         .48
Class 3 -- assumed 5% return                       1,000.00          1,022.79              2.45         .48

----------
(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

(2)  From October 4, 2006, commencement of operations.

(3)  From November 6, 2006, when Class 2 shares were first issued.

                                                 American Funds Insurance Series

Approval of Investment Advisory and Service Agreement

The series' board members have approved the Investment Advisory and Service Agreement (the "agreement") in respect of each of the Global Discovery, Global Growth, Global Small Capitalization, Growth, International, New World, Blue Chip Income and Growth, Global Growth and Income, Growth-Income, Asset Allocation, Bond, Global Bond, High-Income Bond, U.S. Government/AAA-Rated Securities and Cash Management funds of the series with Capital Research and Management Company ("CRMC") for an additional one-year term through December 31, 2007. The board approved the agreement following the recommendation of the series' Contracts Committee (the "committee"), which is composed of all of the series' independent board members. The information, material factors and conclusions that formed the basis for the committee's recommendation and the board's subsequent approval are described below.

1. INFORMATION REVIEWED

Materials reviewed -- During the course of each year, board members review a wide variety of materials relating to the services provided by CRMC, including reports on each of the fund's investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by CRMC to the funds. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding each fund's investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the funds.

Review process -- The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with independent counsel at which no representatives of CRMC were present. In deciding to recommend the approval of the agreement, the committee did not identify any single or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. NATURE, EXTENT AND QUALITY OF SERVICES

CRMC, its personnel and its resources -- The board and the committee considered the depth and quality of CRMC's investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC's commitment to investing in information technology supporting investment management and compliance. They further considered CRMC's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board also considered the benefits to each fund's shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services -- The board and the committee considered CRMC's policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the series. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the funds under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

3. INVESTMENT RESULTS

The board and committee considered the investment results of each fund in light of its objective. They also considered information regarding the selection of indexes and funds comparable to each fund that were used to evaluate relative investment results.

Global Discovery Fund invests primarily in stocks of companies in the services and information areas of the global economy. The board and the committee reviewed the fund's absolute investment results measured against (i) the Global Service and Information Index (a subset of the MSCI World Index), (ii) the Lipper Multi-Cap Growth Funds Index (the Lipper category that includes the fund) and (iii) the Standard & Poor's 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three- and five-year periods ended October 31, 2006, and noted that while the fund's investment results were mixed as compared to the indexes for shorter periods, over the five-year period and over the lifetime of the fund since July 5, 2001, the fund's investment results were significantly higher than all three indexes.

                                                 American Funds Insurance Series

Global Growth Fund invests primarily in common stocks of companies located around the world. The board and the committee reviewed the fund's absolute investment results measured against (i) the MSCI World Index and (ii) the Lipper Global Funds Index (the Lipper category that includes the fund). The board and the committee examined investment results for 10-month, one-, three- and five-year periods ended October 31, 2006, and noted that the fund's investment results were superior to both indexes over each period. The board and the committee further noted that over the lifetime of the fund since April 30, 1997, the fund's investment results were significantly higher than both indexes.

Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund's absolute investment results measured against (i) a blended S&P/Citigroup Global/World Index and (ii) the Lipper Global Small-Cap Funds Average (the Lipper category that includes the fund). The board and the committee examined investment results for 10-month, one-, three- and five-year periods ended October 31, 2006, and noted that the fund's investment results were superior to both indexes over each period. The board and the committee further noted that over the lifetime of the fund since April 30, 1998, the fund's investment results were significantly higher than both indexes.

Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund's absolute investment results measured against (i) the Lipper Growth Funds Index (the Lipper category that includes the fund), (ii) the Lipper Capital Appreciation Funds Index and (iii) Standard & Poor's 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2006, and noted that the fund's investment results were superior to both Lipper indexes in each period and superior to the S&P 500 over the three-, five- and 10-year periods. The board and the committee further noted that over the lifetime of the fund since February 8, 1984, the fund's investment results were higher than all three indexes.

International Fund invests primarily in common stocks of companies located outside the United States. The board and the committee reviewed the fund's absolute investment results measured against (i) the MSCI EAFE Index and (ii) the Lipper International Funds Index (the Lipper category that includes the fund). The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2006, and noted that while the fund's investment results were mixed as compared to both indexes for shorter periods, over the five- and 10-year periods and over the lifetime of the fund since May 1, 1990, the fund's investment results were significantly higher than both indexes.

New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund's absolute investment results measured against
(i) the Lipper Emerging Markets Funds Index and (ii) the MSCI All Country World Index. The board and the committee examined investment results for 10-month, one-, three- and five-year periods ended October 31, 2006, and noted that the fund's investment results were somewhat lower than the Lipper Emerging Markets Funds Index but significantly higher than the MSCI All Country World Index over the one-, three- and five-year periods, as well as for the lifetime of the fund since June 17, 1999. The board and the committee further noted that over the 10-month period, the fund's investment results were higher than both indexes.

Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the United States, with market capitalizations of $4 billion and above. The board and the committee reviewed the fund's absolute investment results measured against (i) the Lipper Growth and Income Funds Index (the Lipper category that includes the fund), (ii) the Lipper Large-Cap Value Funds Index and (iii) Standard & Poor's 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three- and five-year periods ended October 31, 2006, and noted that the fund's investment results were superior to all three indexes over the 10-month and one-year periods, and mixed over the three- and five-year periods. The board and the committee also noted that over the lifetime of the fund since July 5, 2001, the fund's investment results were superior to the S&P 500, but lower than both Lipper indexes.

Global Growth and Income Fund invests primarily in well-established companies located around the world. The board and the committee reviewed the fund's absolute investment results measured against (i) the Lipper Global Funds Index and (ii) the MSCI World Index. The board and the committee examined investment results for two-month and six-month periods ended October 31, 2006, and noted that the fund's investment results were mixed over both periods. The board and the committee also noted that the fund had recently begun operations on May 1, 2006, and investment results for longer periods were therefore not available.

                                                 American Funds Insurance Series

Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund's absolute investment results measured against (i) the Lipper Growth and Income Funds Index (the Lipper category that includes the fund) and (ii) Standard & Poor's 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2006, and noted that the fund's investment results were superior to the S&P 500 over each of the periods and superior to the Lipper index over each period other than the three-year period. The board and the committee further noted that over the lifetime of the fund since February 8, 1984, the fund's investment results were significantly higher than both indexes.

Asset Allocation Fund invests in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments. The board and the committee reviewed the fund's absolute investment results measured against (i) the Lipper Balanced Funds Index (the Lipper category that includes the fund), (ii) the Citigroup Broad Investment-Grade Bond Index and (iii) Standard and Poor's 500 Composite Index. The board and the committee examined investment results for 10-month, one, three-, five- and 10-year periods ended October 31, 2006, and noted that the fund's investment results were superior to the Lipper and Citigroup indexes over each period and superior to the S&P 500 over each period other than the 10-year period. The board and the committee further noted that over the lifetime of the fund since August 1, 1989, the fund's investment results were significantly higher than the Lipper and Citigroup indexes but lower than the S&P 500.

Bond Fund seeks to maximize current income and preserve capital by investing primarily in bonds. The board and the committee reviewed the fund's absolute investment results measured against (i) the Lipper BBB-Rated Fund Index (the Lipper category that includes the fund) and (ii) the Citigroup Broad Investment-Grade Bond Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2006, and noted that the fund's investment results were significantly superior to both indexes over each period. The board and the committee further noted that over the lifetime of the fund since January 2, 1996, the fund's investment results were higher than both indexes.

Global Bond Fund seeks to provide a high level of total return by investing primarily in investment-grade bonds issued by entities around the world and denominated in various currencies, including U.S. dollars. The board and the committee reviewed the fund's absolute investment results measured against (i) the Lehman Brothers Global Aggregate Bond Index and (ii) the Citigroup World Government Bond Index. The board and the committee examined investment results for the lifetime of the fund from October 4, 2006, through October 31, 2006, and noted that the fund's investment results were higher than the Lehman Brothers index but lower than the Citigroup index. The board and the committee also noted that the fund had been in operation for a very short period of time and investment results for longer periods were therefore not available.

High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund's absolute investment results measured against (i) the Lipper High Current Yield Bond Fund Index (the Lipper category that includes the fund) and
(ii) the Credit Suisse High Yield Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2006, and noted that the fund's investment results were higher than the Lipper index over each period other than the three-year period, but lower than the Credit Suisse index over each period other than the 10-year period.

U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income, as well as to preserve investment. The board and the committee reviewed the fund's absolute investment results measured against (i) the Lipper General U.S. Government Funds Index and (ii) the Lipper A-Rated Bond Fund Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2006, and noted that the fund's investment results were higher than the Lipper General U.S. Government Funds Index over each period but lower than the Lipper A-Rated Bond Fund Index over each period other than the 10-month period.

Cash Management Fund seeks to provide an opportunity to earn income on cash reserves while preserving the value of investment and maintaining liquidity. The board and the committee reviewed the fund's absolute investment results measured against the Lipper Money Market Funds Index (the Lipper category that includes the fund). The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2006, and noted that the fund's investment results were higher than the index over each period.

                                                 American Funds Insurance Series

4. ADVISORY FEES AND TOTAL EXPENSES

The board and the committee compared the advisory fees and total expenses of the funds (each as a percentage of average net assets) other than Global Growth and Income Fund and Global Bond Fund, which have been in operation for less than one year, with the median fee and expense levels of all other funds in the applicable Lipper index as of October 31, 2006.


The board and the committee observed that the funds' advisory fees and total expenses (each as a percentage of average net assets) were among the lowest of all funds in each fund's comparison group, and in each case below the median. The board and the committee also noted the 5% advisory fee waiver that CRMC put into effect September 1, 2004, which was increased to 10% on April 1, 2005.

The board and the committee also reviewed information and materials regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by the American Funds, these differences reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

The board and the committee also considered indirect benefits that the adviser might be deemed to have received, such as access to research of brokers who execute portfolio transactions for the funds.

5. ADVISER FINANCIAL INFORMATION

The board and the committee reviewed information regarding CRMC's costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee noted that its members had also received information during the past year regarding the structure and manner in which CRMC's investment professionals were compensated and CRMC's view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered the impact of each fund's asset growth on advisory fee levels, noting that total fees paid to the adviser increase as assets increase, and then considered the extent to which such fees are reduced through breakpoint discounts in the fund's advisory fee structure and the current 10% advisory fee waiver.

6. ANCILLARY BENEFITS

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC's relationship with each fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC's affiliated transfer agent; sales charges and distribution fees received and retained by the fund's principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC's institutional management affiliates. The board and the committee reviewed CRMC's portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded, with respect to each fund, that the agreement is fair and reasonable to the fund and its shareholders, that the fund's shareholders received reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund, and that approval of the agreement was in the best interests of the fund and its shareholders. The board and the committee concluded that each of the factors discussed above supported such approval.

                                                 American Funds Insurance Series

BOARD OF TRUSTEES

"INDEPENDENT" TRUSTEES

                          YEAR FIRST
                            ELECTED                                                        NUMBER OF
                           A TRUSTEE                                                   PORTFOLIOS IN FUND
                            OF THE                                                     COMPLEX(2) OVERSEEN OTHER DIRECTORSHIPS(3)
NAME AND AGE              SERIES(1)   PRINCIPAL OCCUPATION(s) DURING PAST FIVE YEARS       BY TRUSTEE         HELD BY TRUSTEE
------------              ----------  ----------------------------------------------   ------------------- -----------------------
LEE A. AULT III, 70          1999     Private investor; former Chairman of the Board,            2         Anworth Mortgage Asset
Chairman of the Board                 In-Q-Tel, Inc. (an independent technology                            Corporation; Office
(Independent and                      venture company funded principally by                                Depot, Inc.
Non-Executive)                        the Central Intelligence Agency); former
                                      Chairman of the Board, President and CEO,
                                      Telecredit, Inc.

H. FREDERICK CHRISTIE, 73    1994     Private investor; former President and CEO,               21         Ducommun Incorporated;
                                      The Mission Group (non-utility holding company,                      IHOP Corporation;
                                      subsidiary of Southern California Edison                             Southwest Water Company
                                      Company)

JOE E. DAVIS, 72             1991     Private investor; former Chairman of the Board,            2         Anworth Mortgage Asset
                                      Linear Corporation (linear motor design and                          Corporation;
                                      production); former President and CEO, National                      Natural Alternatives Inc.
                                      Health Enterprises, Inc.

MARTIN FENTON, 71            1995     Chairman of the Board, Senior Resource Group LLC          18         None
                                      (development and management of senior living
                                      communities)

LEONARD R. FULLER, 60        1999     President and CEO, Fuller Consulting (financial           16         None
                                      management consulting firm)

W. SCOTT HEDRICK, 61         2007     Founding General Partner, Inter West Partners              2         Hot Topic, Inc.;
                                      (venture capital firm focused on information                         Office Depot, Inc.
                                      technology and life sciences); Lecturer, Stanford
                                      Graduate School of Business

MARY MYERS KAUPPILA, 52      1994     Private investor; Chairman of the Board and CEO,           6         None
                                      Ladera Management Company (venture capital and
                                      agriculture); former owner and President,
                                      Energy Investment, Inc.

KIRK P. PENDLETON, 67        1996     Chairman of the Board and CEO, Cairnwood, Inc.             7         None
                                      (venture capital investment)

"INTERESTED" TRUSTEES (4)


                         YEAR FIRST                                                              NUMBER OF
                          ELECTED A     PRINCIPAL OCCUPATION(s) DURING PAST FIVE YEARS AND  PORTFOLIOS IN FUND       OTHER
NAME, AGE AND        TRUSTEE OR OFFICER POSITIONS HELD WITH AFFILIATED ENTITIES OR THE     COMPLEX(2) OVERSEEN  DIRECTORSHIPS(3)
POSITION WITH SERIES  OF THE SERIES(1)  PRINCIPAL UNDERWRITER OF THE SERIES                      BY TRUSTEE     HELD BY TRUSTEE
-------------------- ------------------ -------------------------------------------------- -------------------  ---------------
JAMES K. DUNTON, 69         1993        Senior Vice President and Director, Capital                  2                None
Vice Chairman of the                    Research and Management Company
Board

DONALD D. O'NEAL, 46        1998        Senior Vice President and Director, Capital                  3                None
President                               Research and Management Company

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE SERIES' TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180. THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE STREET, LOS ANGELES, CA 90071,
ATTENTION: SECRETARY.

                                                 American Funds Insurance Series

OTHER OFFICERS


                            YEAR FIRST
                            ELECTED AN       PRINCIPAL OCCUPATION(s) DURING PAST FIVE YEARS AND POSITIONS
NAME, AGE AND                 OFFICER        HELD WITH AFFILIATED ENTITIES OR THE PRINCIPAL UNDERWRITER OF
POSITION WITH SERIES      OF THE SERIES(1)   THE SERIES
--------------------      ----------------   -------------------------------------------------------------
ALAN N. BERRO, 46             1998           Vice President, Capital Research and Management Company;
Senior Vice President                        Senior Vice President, Capital Research Company(5)

MICHAEL J. DOWNER, 52         1991           Vice President and Secretary, Capital Research and
Senior Vice President                        Management Company; Director, American Funds Distributors,
                                             Inc.;(5) Director, Capital Bank and Trust Company(5)

ABNER D. GOLDSTINE, 77        1993           Senior Vice President and Director, Capital Research and
Senior Vice President                        Management Company

JOHN H. SMET, 50              1994           Senior Vice President, Capital Research and Management
Senior Vice President                        Company; Director, American Funds Distributors, Inc.(5)

CLAUDIA P. HUNTINGTON, 54     1994           Senior Vice President, Capital Research and Management
Vice President                               Company; Director, The Capital Group Companies, Inc.(5)

ROBERT W. LOVELACE, 44        1997           Senior Vice President and Director, Capital Research and
Vice President                               Management Company; Chairman of the Board, Capital Research
                                             Company;5 Director, The Capital Group Companies, Inc.(5)

SUSAN M. TOLSON, 44           1999           Senior Vice President, Capital Research Company(5)
Vice President

CHAD L. NORTON, 46            1994           Vice President -- Fund Business Management Group,
Secretary                                    Capital Research and Management Company

DAVID A. PRITCHETT, 40        1999           Vice President -- Fund Business Management Group,
Treasurer                                    Capital Research and Management Company

STEVEN I. KOSZALKA, 42        2003           Assistant Vice President -- Fund Business Management
Assistant Secretary                          Group, Capital Research and Management Company

KARL C. GRAUMAN, 39           2006           Vice President -- Fund Business Management Group,
Assistant Treasurer                          Capital Research and Management Company

SHERYL F. JOHNSON, 38         1997           Vice President -- Fund Business Management Group,
Assistant Treasurer                          Capital Research and Management Company

----------
(1) Trustees and officers of the series serve until their resignation, removal or retirement.

(2) Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series, Inc., (SM) which is available to investors in tax-deferred retirement plans and IRAs, and Endowments, whose shareholders are limited to certain nonprofit organizations.

(3) This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.

(4) "Interested persons" within the meaning of the 1940 Act, on the basis of their affiliation with the series' investment adviser, Capital Research and Management Company, or affiliated entities (including the series' principal underwriter).

(5)  Company affiliated with Capital Research and Management Company.

                                                 American Funds Insurance Series

(AMERICAN FUNDS LOGO)                      The right choice for the long term(R)


OFFICES OF THE SERIES AND           CUSTODIAN OF ASSETS                     INDEPENDENT REGISTERED PUBLIC
OF THE INVESTMENT ADVISER            State Street Bank and Trust Company     ACCOUNTING FIRM
Capital Research and                 One Lincoln Street                      PricewaterhouseCoopers LLP
Management Company                   Boston, MA 02111-2804                   350 South Grand Avenue
333 South Hope Street                                                        Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406           COUNSEL
                                     Paul, Hastings, Janofsky & Walker LLP
135 South State College Boulevard    515 South Flower Street, 25th Floor
Brea, CA 92821-5823                  Los Angeles, CA 90071-2228

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

Complete December 31, 2006, portfolios of American Funds Insurance Series' investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after March 31, 2007, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Lit. No. INGEAR-995-0207P Litho in USA RCG/GP/8074-S7495 (LOGO) Printed on recycled paper

THE CAPITAL GROUP COMPANIES
American Funds  Capital Research and Management  Capital International Capital Guardian Capital Bank and Trust

Item 2.  Code of Ethics.

         SunAmerica Series Trust ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3.  Audit Committee Financial Expert.

         The Registrant's Board of Trustees has determined that Allan Sher qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Sher is considered an "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                              2005             2006
              (a) Audit Fees                      N/A            $43,202
              (b) Audit-Related Fees              N/A            $     0
              (c) Tax Fees                        N/A            $29,820
              (d) All Other Fees                  N/A            $     0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the Registrant's principal accountant were as follows:

                                        2005   2006
                                        ----   ----
               (b) Audit-Related Fees    N/A    $0
               (c) Tax Fees              N/A    $0
               (d) All Other Fees        N/A    $0

         (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the Registrant's audit committee minutes.

             (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) Not Applicable.

         (g) The aggregate fees billed for the most recent fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2006 was $29,820.

         (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliates that were not pre-approved pursuant to Paragraph(c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

         (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

         (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

             (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
             Exhibit 99.CERT.

             (3) Not applicable.

         (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: March 9, 2007

By: /s/ Donna M. Handel
    ------------------------
        Donna M. Handel
        Treasurer

Date: March 9, 2007